UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 08/31/2025

Date of reporting period: 08/31/2025

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Climate Conscious & Transition MSCI USA ETF

USCL |NASDAQ

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Climate Conscious & Transition MSCI USA ETF	$9	0.08%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 14.83%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Extended Climate Action Index returned 14.93%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. Systems software stocks were also meaningful contributors, benefiting from strong demand in cloud-delivered businesses, including cybersecurity. Communication firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance. In the financials sector, diversified banks were supported by robust loan growth, improving credit quality, and strategic cost management. Meanwhile, capital markets companies were helped by resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced shifting regulatory policies, an uncertain tariff landscape, clinical trial setbacks, and looming patent expirations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 6, 2023 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Extended Climate Action Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,384	$10,994	$10,960
Jul 23	$10,786	$11,374	$11,386
Aug 23	$10,641	$11,180	$11,248
Sep 23	$10,150	$10,656	$10,730
Oct 23	$9,880	$10,410	$10,432
Nov 23	$10,811	$11,391	$11,425
Dec 23	$11,295	$11,927	$11,923
Jan 24	$11,534	$12,122	$12,176
Feb 24	$12,212	$12,085	$12,216
Mar 24	$12,579	$12,467	$13,281
Apr 24	$12,093	$12,630	$12,768
May 24	$12,658	$13,235	$13,384
Jun 24	$13,156	$13,712	$13,894
Jul 24	$13,278	$13,131	$14,041
Aug 24	$13,602	$13,445	$13,618
Sep 24	$13,929	$13,739	$14,731
Oct 24	$13,859	$14,417	$14,659
Nov 24	$14,718	$15,322	$14,732
Dec 24	$14,347	$14,929	$14,364
Jan 25	$14,877	$14,550	$14,894
Feb 25	$14,618	$14,319	$14,641
Mar 25	$13,742	$13,485	$13,762
Apr 25	$13,627	$13,416	$13,650
May 25	$14,415	$14,281	$14,440
Jun 25	$15,150	$15,014	$15,180
Jul 25	$15,476	$15,357	$15,505
Aug 25	$15,620	$15,657	$15,651

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
14.83%	22.08%
MSCI USA Index...
16.45	22.21
MSCI USA Extended Climate Action Index...
14.93	22.19

Key Fund statistics

Net Assets...
$2,521,779,020
Number of Portfolio Holdings...
276
Net Investment Advisory Fees...
$1,869,491
Portfolio Turnover Rate...
12%

The inception date of the Fund was June 6, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
27.6%
Financials...
14.8
Communication Services...
13.8
Consumer Discretionary...
12.5
Health Care...
10.6
Industrials...
6.8
Consumer Staples...
4.7
Energy...
3.2
Real Estate...
2.2
Utilities...
2.2
Materials...
1.6
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.3%
Microsoft Corp...
6.3
Amazon.com, Inc...
4.9
Meta Platforms, Inc., Class A...
4.3
Alphabet, Inc., Class A...
3.0
Tesla, Inc...
2.6
Alphabet, Inc., Class C, NVS...
2.6
JPMorgan Chase & Co...
2.3
Visa, Inc., Class A...
1.6
Eli Lilly & Co...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Climate Conscious & Transition MSCI USA ETF

Annual Shareholder Report — August 31, 2025

USCL-08/25-AR

iShares ESG Advanced MSCI USA ETF

USXF |NASDAQ

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares ESG Advanced MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI USA ETF	$11	0.10%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 17.29%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Choice ESG Screened Index returned 17.41%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. In the financials sector, capital markets companies, comprised of asset management and custody banks, investment banking and brokerage, and financial exchanges and data, were helped by resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Lastly, in the industrials sector, electrical equipment manufacturers benefited as the growth of AI data centers dramatically increased electricity demand. Additionally, aerospace and defense stocks gained amid robust demand for engines and services in commercial aviation, as well as government support for defense spending.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals, biotechnology and life sciences firms faced shifting regulatory policies, an uncertain tariff landscape, clinical trial setbacks, and looming patent expirations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 16, 2020 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Choice ESG Screened Index
May 20	$10,000	$10,000	$10,000
Jun 20	$10,051	$10,506	$10,580
Jul 20	$10,602	$10,537	$11,163
Aug 20	$11,420	$11,332	$11,430
Sep 20	$11,012	$11,524	$11,599
Oct 20	$10,763	$11,225	$11,339
Nov 20	$11,962	$12,524	$12,603
Dec 20	$12,375	$13,041	$13,041
Jan 21	$12,256	$12,920	$12,918
Feb 21	$12,667	$13,257	$13,356
Mar 21	$13,126	$13,755	$13,838
Apr 21	$13,891	$14,503	$14,651
May 21	$13,963	$14,575	$14,725
Jun 21	$14,411	$14,982	$15,201
Jul 21	$14,757	$15,339	$15,569
Aug 21	$15,134	$15,790	$15,968
Sep 21	$14,369	$15,044	$15,160
Oct 21	$15,325	$16,095	$16,171
Nov 21	$15,177	$15,932	$16,015
Dec 21	$15,729	$16,560	$16,602
Jan 22	$14,515	$15,626	$15,321
Feb 22	$13,959	$15,169	$14,733
Mar 22	$14,300	$15,701	$15,093
Apr 22	$13,062	$14,279	$13,787
May 22	$13,007	$14,247	$13,731
Jun 22	$11,957	$13,067	$12,623
Jul 22	$13,094	$14,286	$13,825
Aug 22	$12,418	$13,725	$13,112
Sep 22	$11,274	$12,449	$11,904
Oct 22	$12,103	$13,439	$12,780
Nov 22	$13,061	$14,171	$13,795
Dec 22	$12,408	$13,338	$13,106
Jan 23	$13,275	$13,455	$14,023
Feb 23	$13,006	$13,877	$13,740
Mar 23	$13,449	$14,368	$14,209
Apr 23	$13,541	$14,550	$14,308
May 23	$13,721	$14,645	$14,498
Jun 23	$14,662	$15,622	$15,494
Jul 23	$15,110	$16,162	$15,970
Aug 23	$14,983	$15,887	$15,837
Sep 23	$14,152	$15,142	$14,968
Oct 23	$13,830	$14,792	$14,629
Nov 23	$15,393	$16,187	$16,273
Dec 23	$16,330	$16,948	$17,266
Jan 24	$16,844	$17,225	$17,811
Feb 24	$17,886	$17,172	$17,989
Mar 24	$18,598	$17,715	$19,671
Apr 24	$17,539	$17,947	$18,552
May 24	$18,563	$18,806	$19,635
Jun 24	$19,201	$19,484	$20,313
Jul 24	$19,441	$18,658	$20,569
Aug 24	$19,902	$19,105	$20,013
Sep 24	$20,301	$19,523	$21,483
Oct 24	$20,336	$20,486	$21,521
Nov 24	$21,520	$21,772	$21,657
Dec 24	$20,599	$21,214	$20,731
Jan 25	$20,913	$20,675	$21,054
Feb 25	$20,713	$20,346	$20,838
Mar 25	$19,382	$19,162	$19,509
Apr 25	$19,470	$19,064	$19,598
May 25	$21,142	$20,293	$21,284
Jun 25	$22,491	$21,334	$22,641
Jul 25	$23,091	$21,822	$23,242
Aug 25	$23,343	$22,248	$23,498

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
17.29%	15.37%	17.67%
MSCI USA Index...
16.45	14.45	16.60
MSCI USA Choice ESG Screened Index...
17.41	15.50	17.83

Key Fund statistics

Net Assets...
$1,271,736,746
Number of Portfolio Holdings...
300
Net Investment Advisory Fees...
$1,249,436
Portfolio Turnover Rate...
9%

The inception date of the Fund was June 16, 2020.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
45.7%
Financials...
17.8
Industrials...
9.8
Consumer Discretionary...
9.6
Health Care...
6.2
Real Estate...
4.0
Materials...
3.3
Communication Services...
2.0
Consumer Staples...
1.5
Utilities...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
20.0%
Broadcom, Inc...
6.3
Visa, Inc., Class A...
2.8
Home Depot, Inc. (The)...
1.9
Advanced Micro Devices, Inc...
1.2
Linde PLC...
1.1
ServiceNow, Inc...
0.9
Verizon Communications, Inc...
0.9
American Express Co...
0.9
Intuit, Inc...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Advanced MSCI USA ETF

Annual Shareholder Report — August 31, 2025

USXF-08/25-AR

iShares ESG Aware MSCI USA ETF

ESGU |NASDAQ

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares ESG Aware MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 15.14%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Extended ESG Focus Index (Spliced) returned 15.32%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global semiconductor leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. Systems software stocks were also meaningful contributors, benefiting from strong demand in cloud-delivered businesses, including cybersecurity. Companies in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Lastly, communication firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced an uncertain and evolving tariff landscape that disrupted global supply, clinical trial setbacks, looming patent expirations leading to generic competition, and shifting regulatory policies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: December 1, 2016 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Extended ESG Focus Index (Spliced)
Nov 16	$10,000	$10,000	$10,000
Dec 16	$10,228	$10,806	$10,806
Jan 17	$10,416	$11,032	$11,008
Feb 17	$10,833	$11,467	$11,454
Mar 17	$10,859	$11,484	$11,483
Apr 17	$10,989	$11,608	$11,625
May 17	$11,137	$11,765	$11,783
Jun 17	$11,201	$11,837	$11,854
Jul 17	$11,417	$12,078	$12,087
Aug 17	$11,455	$12,115	$12,128
Sep 17	$11,659	$12,361	$12,352
Oct 17	$11,982	$12,643	$12,688
Nov 17	$12,298	$13,028	$13,029
Dec 17	$12,402	$13,170	$13,143
Jan 18	$13,121	$13,925	$13,908
Feb 18	$12,641	$13,415	$13,397
Mar 18	$12,347	$13,088	$13,086
Apr 18	$12,402	$13,140	$13,147
May 18	$12,678	$13,463	$13,439
Jun 18	$12,786	$13,554	$13,556
Jul 18	$13,279	$14,042	$14,081
Aug 18	$13,721	$14,509	$14,554
Sep 18	$13,782	$14,575	$14,618
Oct 18	$12,768	$13,566	$13,539
Nov 18	$13,076	$13,832	$13,869
Dec 18	$11,889	$12,585	$12,609
Jan 19	$12,848	$13,620	$13,631
Feb 19	$13,274	$14,078	$14,086
Mar 19	$13,547	$14,340	$14,377
Apr 19	$14,107	$14,916	$14,974
May 19	$13,190	$13,975	$13,999
Jun 19	$14,133	$14,954	$15,005
Jul 19	$14,352	$15,183	$15,240
Aug 19	$14,076	$14,915	$14,949
Sep 19	$14,337	$15,179	$15,237
Oct 19	$14,685	$15,510	$15,608
Nov 19	$15,246	$16,092	$16,206
Dec 19	$15,718	$16,565	$16,709
Jan 20	$15,804	$16,611	$16,805
Feb 20	$14,516	$14,430	$14,604
Mar 20	$12,748	$12,601	$13,554
Apr 20	$14,418	$15,053	$15,331
May 20	$15,173	$15,835	$16,136
Jun 20	$15,542	$16,197	$16,531
Jul 20	$16,452	$16,246	$17,502
Aug 20	$17,707	$17,471	$17,829
Sep 20	$17,004	$17,767	$18,093
Oct 20	$16,576	$17,305	$17,641
Nov 20	$18,526	$19,308	$19,719
Dec 20	$19,253	$20,106	$20,496
Jan 21	$19,141	$19,920	$20,379
Feb 21	$19,626	$20,438	$20,899
Mar 21	$20,375	$21,206	$21,699
Apr 21	$21,427	$22,360	$22,822
May 21	$21,557	$22,470	$22,963
Jun 21	$22,145	$23,099	$23,596
Jul 21	$22,636	$23,648	$24,120
Aug 21	$23,322	$24,344	$24,855
Sep 21	$22,208	$23,194	$23,670
Oct 21	$23,783	$24,814	$25,353
Nov 21	$23,489	$24,563	$25,044
Dec 21	$24,409	$25,531	$26,027
Jan 22	$22,958	$24,091	$24,482
Feb 22	$22,227	$23,387	$23,705
Mar 22	$22,975	$24,206	$24,505
Apr 22	$20,891	$22,015	$22,284
May 22	$20,867	$21,965	$22,262
Jun 22	$19,117	$20,146	$20,397
Jul 22	$20,914	$22,025	$22,317
Aug 22	$20,067	$21,160	$21,416
Sep 22	$18,169	$19,193	$19,392
Oct 22	$19,625	$20,720	$20,949
Nov 22	$20,726	$21,848	$22,128
Dec 22	$19,474	$20,563	$20,794
Jan 23	$20,733	$20,744	$22,142
Feb 23	$20,202	$21,394	$21,577
Mar 23	$20,892	$22,151	$22,316
Apr 23	$21,139	$22,432	$22,582
May 23	$21,220	$22,578	$22,671
Jun 23	$22,589	$24,085	$24,137
Jul 23	$23,372	$24,918	$24,977
Aug 23	$22,990	$24,493	$24,572
Sep 23	$21,845	$23,345	$23,350
Oct 23	$21,330	$22,805	$22,806
Nov 23	$23,390	$24,955	$24,997
Dec 23	$24,483	$26,130	$26,166
Jan 24	$24,828	$26,556	$26,539
Feb 24	$26,115	$26,475	$26,415
Mar 24	$26,943	$27,311	$28,807
Apr 24	$25,836	$27,669	$27,626
May 24	$27,067	$28,994	$28,947
Jun 24	$28,011	$30,039	$29,959
Jul 24	$28,420	$28,766	$30,402
Aug 24	$29,086	$29,455	$29,460
Sep 24	$29,739	$30,099	$31,820
Oct 24	$29,402	$31,585	$31,469
Nov 24	$31,243	$33,566	$31,647
Dec 24	$30,439	$32,706	$30,835
Jan 25	$31,279	$31,876	$31,686
Feb 25	$30,712	$31,368	$31,135
Mar 25	$28,879	$29,543	$29,258
Apr 25	$28,700	$29,391	$29,088
May 25	$30,585	$31,286	$31,008
Jun 25	$32,128	$32,892	$32,573
Jul 25	$32,833	$33,644	$33,300
Aug 25	$33,490	$34,301	$33,974

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
15.14%	13.59%	14.81%
MSCI USA Index...
16.45	14.45	15.13
MSCI USA Extended ESG Focus Index (Spliced)...
15.32	13.76	15.01

Key Fund statistics

Net Assets...
$14,195,564,339
Number of Portfolio Holdings...
284
Net Investment Advisory Fees...
$20,226,930
Portfolio Turnover Rate...
24%

The inception date of the Fund was December 1, 2016.

The performance of the MSCI USA Extended ESG Focus Index (Spliced) in this report reflects the performance of the MSCI USA ESG Focus Index through May 31, 2018 and, beginning on June 1, 2018, the performance of the MSCI USA Extended ESG Focus Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.4%
Financials...
13.8
Consumer Discretionary...
10.0
Health Care...
9.4
Industrials...
8.9
Communication Services...
8.9
Consumer Staples...
5.0
Energy...
3.2
Real Estate...
2.2
Materials...
2.1
Utilities...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.6%
Microsoft Corp...
6.3
Apple, Inc...
6.0
Alphabet, Inc., Class C, NVS...
3.9
Amazon.com, Inc...
3.8
Meta Platforms, Inc., Class A...
2.7
Broadcom, Inc...
2.4
Tesla, Inc...
1.7
JPMorgan Chase & Co...
1.4
Visa, Inc., Class A...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA ETF

Annual Shareholder Report — August 31, 2025

ESGU-08/25-AR

iShares ESG Aware MSCI USA Growth ETF

EGUS |Cboe BZX Exchange

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares ESG Aware MSCI USA Growth ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Growth ETF	$20	0.18%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 21.87%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Growth Extended ESG Focus Index returned 22.14%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global semiconductor leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. Systems software stocks were also meaningful contributors, benefiting from strong demand in cloud-delivered businesses, including cybersecurity. Broadline retail companies in the consumer discretionary sector were supported by continued positive e-commerce growth and the use of AI-powered tools to improve efficiency. Lastly, communication firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced an uncertain and evolving tariff landscape that disrupted global supply, clinical trial setbacks, looming patent expirations leading to generic competition, and shifting regulatory policies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 31, 2023 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Growth Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,850	$10,313	$9,964
Mar 23	$10,587	$10,678	$10,712
Apr 23	$10,716	$10,813	$10,845
May 23	$11,232	$10,884	$11,370
Jun 23	$12,013	$11,610	$12,163
Jul 23	$12,428	$12,012	$12,586
Aug 23	$12,372	$11,807	$12,530
Sep 23	$11,642	$11,254	$11,791
Oct 23	$11,415	$10,993	$11,562
Nov 23	$12,755	$12,030	$13,000
Dec 23	$13,297	$12,596	$13,457
Jan 24	$13,582	$12,801	$13,749
Feb 24	$14,527	$12,762	$14,531
Mar 24	$14,741	$13,165	$14,929
Apr 24	$14,098	$13,338	$14,279
May 24	$15,003	$13,977	$15,306
Jun 24	$16,040	$14,480	$16,253
Jul 24	$15,757	$13,867	$15,968
Aug 24	$16,042	$14,199	$16,072
Sep 24	$16,428	$14,509	$16,654
Oct 24	$16,307	$15,225	$16,653
Nov 24	$17,440	$16,181	$16,801
Dec 24	$17,669	$15,766	$17,023
Jan 25	$17,870	$15,366	$17,915
Feb 25	$17,179	$15,121	$17,234
Mar 25	$15,659	$14,241	$15,701
Apr 25	$16,015	$14,168	$16,061
May 25	$17,587	$15,082	$17,645
Jun 25	$18,543	$15,856	$18,608
Jul 25	$19,319	$16,218	$19,392
Aug 25	$19,550	$16,535	$19,629

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
21.87%	29.66%
MSCI USA Index...
16.45	21.51
MSCI USA Growth Extended ESG Focus Index...
22.14	29.86

Key Fund statistics

Net Assets...
$21,688,923
Number of Portfolio Holdings...
108
Net Investment Advisory Fees...
$30,516
Portfolio Turnover Rate...
30%

The inception date of the Fund was January 31, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
55.5%
Consumer Discretionary...
11.4
Communication Services...
8.7
Industrials...
7.5
Financials...
6.8
Health Care...
5.9
Real Estate...
1.3
Energy...
1.0
Consumer Staples...
1.0
Materials...
0.8
Utilities...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
14.5%
Microsoft Corp...
11.7
Apple, Inc...
11.2
Amazon.com, Inc...
4.9
Broadcom, Inc...
4.6
Alphabet, Inc., Class A...
4.1
Alphabet, Inc., Class C, NVS...
3.3
Tesla, Inc...
3.2
Visa, Inc., Class A...
2.3
Mastercard, Inc., Class A...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Growth ETF

Annual Shareholder Report — August 31, 2025

EGUS-08/25-AR

iShares ESG Aware MSCI USA Small-Cap ETF

ESML |Cboe BZX Exchange

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Small-Cap ETF	$18	0.17%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 8.65%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Small Cap Extended ESG Focus Index returned 8.85%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance included stocks in the industrials sector. Aerospace and defense companies gained amid robust government and commercial aerospace demand, sizable contract wins, and favorable industry tailwinds. Meanwhile, construction and engineering stocks were supported by demand for data centers and transportation improvements. Companies in the financials sector were also notable contributors, benefiting from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. In addition, regional banks gained due to loan growth, and improved credit quality. In the information technology sector, semiconductor and semiconductor equipment stocks gained.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Biotechnology companies were pressured by sector-wide challenges such as increased regulatory scrutiny and delayed or uncertain drug approval timelines. Additionally, a reduction in funding availability, coupled with competitive pressures and mixed clinical results contributed to stock volatility and declines.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 10, 2018 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Small Cap Extended ESG Focus Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$9,976	$10,534	$9,982
May 18	$10,530	$10,793	$10,537
Jun 18	$10,639	$10,866	$10,649
Jul 18	$10,828	$11,258	$10,839
Aug 18	$11,316	$11,631	$11,333
Sep 18	$11,099	$11,685	$11,115
Oct 18	$9,963	$10,876	$9,975
Nov 18	$10,160	$11,089	$10,175
Dec 18	$9,005	$10,089	$9,018
Jan 19	$10,071	$10,919	$10,086
Feb 19	$10,567	$11,286	$10,588
Mar 19	$10,469	$11,496	$10,486
Apr 19	$10,839	$11,958	$10,858
May 19	$10,040	$11,204	$10,052
Jun 19	$10,741	$11,988	$10,754
Jul 19	$10,888	$12,172	$10,902
Aug 19	$10,446	$11,957	$10,460
Sep 19	$10,643	$12,169	$10,662
Oct 19	$10,843	$12,434	$10,864
Nov 19	$11,246	$12,901	$11,271
Dec 19	$11,574	$13,279	$11,602
Jan 20	$11,253	$13,317	$11,277
Feb 20	$10,246	$11,568	$10,269
Mar 20	$8,012	$10,102	$8,028
Apr 20	$9,211	$12,068	$9,232
May 20	$9,790	$12,695	$9,810
Jun 20	$10,092	$12,985	$10,120
Jul 20	$10,507	$13,024	$10,538
Aug 20	$11,028	$14,006	$11,062
Sep 20	$10,720	$14,244	$10,757
Oct 20	$11,019	$13,873	$11,057
Nov 20	$12,844	$15,479	$12,891
Dec 20	$13,862	$16,118	$13,918
Jan 21	$14,443	$15,969	$14,508
Feb 21	$15,345	$16,385	$15,418
Mar 21	$15,664	$17,001	$15,738
Apr 21	$16,254	$17,925	$16,330
May 21	$16,226	$18,014	$16,306
Jun 21	$16,454	$18,518	$16,538
Jul 21	$16,136	$18,959	$16,218
Aug 21	$16,425	$19,516	$16,512
Sep 21	$15,952	$18,594	$16,041
Oct 21	$16,676	$19,893	$16,771
Nov 21	$15,981	$19,691	$16,073
Dec 21	$16,540	$20,468	$16,637
Jan 22	$15,272	$19,313	$15,360
Feb 22	$15,437	$18,749	$15,527
Mar 22	$15,638	$19,406	$15,728
Apr 22	$14,287	$17,649	$14,371
May 22	$14,272	$17,609	$14,357
Jun 22	$12,975	$16,151	$13,051
Jul 22	$14,341	$17,657	$14,423
Aug 22	$13,957	$16,964	$14,034
Sep 22	$12,696	$15,387	$12,765
Oct 22	$13,977	$16,611	$14,056
Nov 22	$14,562	$17,515	$14,648
Dec 22	$13,691	$16,485	$13,773
Jan 23	$15,107	$16,630	$15,195
Feb 23	$14,894	$17,151	$14,981
Mar 23	$14,204	$17,758	$14,287
Apr 23	$13,992	$17,983	$14,073
May 23	$13,725	$18,100	$13,805
Jun 23	$14,885	$19,309	$14,968
Jul 23	$15,652	$19,976	$15,740
Aug 23	$15,039	$19,636	$15,122
Sep 23	$14,144	$18,715	$14,222
Oct 23	$13,237	$18,283	$13,311
Nov 23	$14,437	$20,006	$14,517
Dec 23	$16,061	$20,948	$16,151
Jan 24	$15,524	$21,289	$15,611
Feb 24	$16,399	$21,224	$16,493
Mar 24	$17,043	$21,895	$17,145
Apr 24	$15,878	$22,181	$15,975
May 24	$16,576	$23,244	$16,684
Jun 24	$16,345	$24,082	$16,453
Jul 24	$17,615	$23,061	$17,736
Aug 24	$17,550	$23,614	$17,675
Sep 24	$17,812	$24,130	$17,940
Oct 24	$17,643	$25,321	$17,771
Nov 24	$19,461	$26,909	$19,605
Dec 24	$17,965	$26,220	$18,102
Jan 25	$18,610	$25,554	$18,753
Feb 25	$17,632	$25,147	$17,769
Mar 25	$16,471	$23,684	$16,601
Apr 25	$16,056	$23,562	$16,189
May 25	$16,980	$25,082	$17,124
Jun 25	$17,775	$26,369	$17,929
Jul 25	$18,068	$26,971	$18,229
Aug 25	$19,069	$27,498	$19,238

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
8.65%	11.58%	9.12%
MSCI USA Index...
16.45	14.45	14.67
MSCI USA Small Cap Extended ESG Focus Index...
8.85	11.70	9.26

Key Fund statistics

Net Assets...
$1,985,191,168
Number of Portfolio Holdings...
914
Net Investment Advisory Fees...
$3,135,784
Portfolio Turnover Rate...
35%

The inception date of the Fund was April 10, 2018.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
20.2%
Financials...
16.3
Information Technology...
14.7
Consumer Discretionary...
13.2
Health Care...
11.6
Real Estate...
5.7
Materials...
4.2
Consumer Staples...
4.1
Energy...
4.0
Communication Services...
3.3
Utilities...
2.7
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Foods Holding Corp...
0.5%
Comfort Systems USA, Inc...
0.5
Casey's General Stores, Inc...
0.5
Insmed, Inc...
0.5
Janus Henderson Group PLC...
0.4
Astera Labs, Inc...
0.4
TechnipFMC PLC...
0.4
Guidewire Software, Inc...
0.4
Assurant, Inc...
0.4
Ovintiv, Inc...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Small-Cap ETF

Annual Shareholder Report — August 31, 2025

ESML-08/25-AR

iShares ESG Aware MSCI USA Value ETF

EVUS |Cboe BZX Exchange

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares ESG Aware MSCI USA Value ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Value ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 7.32%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Value Extended ESG Focus Index returned 7.54%.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance included companies in the financials sector, which benefited from resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Diversified banks were supported by robust loan growth, improving credit quality, and strategic cost management. In the industrials sector, robust demand in the construction, agricultural, and heavy machinery space, driven by ongoing infrastructure spending, benefited firms in the machinery space. Information technology stocks also contributed, helped by systems software firms, which benefited from strong demand for cloud infrastructure.

What detracted from performance?

U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval. Managed healthcare firms faced additional challenges due to rising utilization and medical costs, as well as changes in reimbursement levels. Food, beverage, and tobacco companies in the consumer staples sector declined amid ongoing margin pressures from rising input costs, including inflationary impacts on raw materials, labor, and transportation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 31, 2023 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Value Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,615	$10,313	$10,121
Mar 23	$9,537	$10,678	$10,042
Apr 23	$9,645	$10,813	$10,156
May 23	$9,238	$10,884	$9,728
Jun 23	$9,783	$11,610	$10,306
Jul 23	$10,138	$12,012	$10,683
Aug 23	$9,862	$11,807	$10,392
Sep 23	$9,459	$11,254	$9,969
Oct 23	$9,175	$10,993	$9,672
Nov 23	$9,857	$12,030	$10,392
Dec 23	$10,391	$12,596	$10,958
Jan 24	$10,412	$12,801	$10,981
Feb 24	$10,773	$12,762	$10,791
Mar 24	$11,302	$13,165	$11,925
Apr 24	$10,833	$13,338	$11,432
May 24	$11,129	$13,977	$11,744
Jun 24	$11,122	$14,480	$11,742
Jul 24	$11,709	$13,867	$12,362
Aug 24	$12,043	$14,199	$12,080
Sep 24	$12,277	$14,509	$12,968
Oct 24	$12,062	$15,225	$12,741
Nov 24	$12,731	$16,181	$12,775
Dec 24	$11,873	$15,766	$11,918
Jan 25	$12,360	$15,366	$12,408
Feb 25	$12,437	$15,121	$12,491
Mar 25	$12,117	$14,241	$12,171
Apr 25	$11,668	$14,168	$11,721
May 25	$11,993	$15,082	$12,052
Jun 25	$12,511	$15,856	$12,572
Jul 25	$12,561	$16,218	$12,625
Aug 25	$12,925	$16,535	$12,992

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
7.32%	10.45%
MSCI USA Index...
16.45	21.51
MSCI USA Value Extended ESG Focus Index...
7.54	10.67

Key Fund statistics

Net Assets...
$18,642,131
Number of Portfolio Holdings...
235
Net Investment Advisory Fees...
$27,657
Portfolio Turnover Rate...
35%

The inception date of the Fund was January 31, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
20.8%
Health Care...
13.9
Industrials...
12.5
Information Technology...
12.3
Consumer Staples...
8.7
Communication Services...
8.6
Energy...
6.4
Consumer Discretionary...
5.3
Utilities...
4.0
Real Estate...
3.9
Materials...
3.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Meta Platforms, Inc., Class A...
5.8%
JPMorgan Chase & Co...
3.2
Berkshire Hathaway, Inc., Class B...
1.8
Home Depot, Inc. (The)...
1.8
Procter & Gamble Co. (The)...
1.7
Johnson & Johnson...
1.5
Oracle Corp...
1.5
AbbVie, Inc...
1.5
Bank of America Corp...
1.4
Exxon Mobil Corp...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Value ETF

Annual Shareholder Report — August 31, 2025

EVUS-08/25-AR

iShares ESG MSCI USA Leaders ETF

SUSL |NASDAQ

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares ESG MSCI USA Leaders ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Leaders ETF	$11	0.10%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 14.70%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Extended ESG Leaders Index returned 14.81%.

What contributed to performance?

The largest contributor to the Fund’s performance during the reporting period was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. In particular, a global semiconductor leader gained due to its dominant position in the AI chip market, with record revenue growth fueled by strong demand for its GPUs in data centers and AI applications. Meanwhile, systems software firms benefited from strong demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies. In the financials sector, firms advanced due to resilient equity markets, rising assets under management, strong trends in wealth management, and high trading volumes. Additionally, a leading maker of electric vehicles in the consumer discretionary sector saw strong sales in international markets and garnered investor optimism from its robotics program.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced an uncertain and evolving tariff landscape that disrupted global supply, clinical trial setbacks, looming patent expirations leading to generic competition, and shifting regulatory policies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 7, 2019 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Extended ESG Leaders Index
Apr 19	$10,000	$10,000	$10,000
May 19	$9,626	$10,118	$10,141
Jun 19	$10,252	$10,826	$10,802
Jul 19	$10,446	$10,992	$11,006
Aug 19	$10,338	$10,798	$10,894
Sep 19	$10,517	$10,990	$11,083
Oct 19	$10,712	$11,229	$11,288
Nov 19	$11,100	$11,650	$11,699
Dec 19	$11,422	$11,992	$12,039
Jan 20	$11,518	$12,026	$12,141
Feb 20	$10,645	$10,447	$10,652
Mar 20	$9,317	$9,123	$9,821
Apr 20	$10,476	$10,898	$11,042
May 20	$11,029	$11,464	$11,627
Jun 20	$11,211	$11,726	$11,821
Jul 20	$11,674	$11,761	$12,308
Aug 20	$12,555	$12,648	$12,564
Sep 20	$12,122	$12,863	$12,781
Oct 20	$11,784	$12,529	$12,428
Nov 20	$13,075	$13,979	$13,791
Dec 20	$13,564	$14,556	$14,308
Jan 21	$13,454	$14,422	$14,192
Feb 21	$13,876	$14,797	$14,639
Mar 21	$14,506	$15,353	$15,306
Apr 21	$15,261	$16,188	$16,104
May 21	$15,385	$16,268	$16,235
Jun 21	$15,790	$16,723	$16,665
Jul 21	$16,253	$17,121	$17,156
Aug 21	$16,753	$17,625	$17,685
Sep 21	$15,928	$16,792	$16,816
Oct 21	$17,420	$17,965	$18,393
Nov 21	$17,128	$17,783	$18,086
Dec 21	$17,849	$18,484	$18,849
Jan 22	$16,745	$17,442	$17,684
Feb 22	$16,186	$16,931	$17,095
Mar 22	$16,796	$17,525	$17,740
Apr 22	$15,348	$15,938	$16,211
May 22	$15,244	$15,902	$16,102
Jun 22	$14,114	$14,586	$14,910
Jul 22	$15,281	$15,945	$16,144
Aug 22	$14,526	$15,319	$15,347
Sep 22	$13,223	$13,896	$13,971
Oct 22	$14,187	$15,001	$14,991
Nov 22	$15,136	$15,818	$15,996
Dec 22	$14,230	$14,887	$15,040
Jan 23	$15,154	$15,018	$16,018
Feb 23	$14,793	$15,489	$15,638
Mar 23	$15,390	$16,037	$16,271
Apr 23	$15,543	$16,240	$16,434
May 23	$15,695	$16,346	$16,596
Jun 23	$16,736	$17,437	$17,699
Jul 23	$17,314	$18,040	$18,312
Aug 23	$17,236	$17,733	$18,230
Sep 23	$16,368	$16,901	$17,313
Oct 23	$15,957	$16,511	$16,881
Nov 23	$17,602	$18,067	$18,607
Dec 23	$18,367	$18,917	$19,421
Jan 24	$18,776	$19,226	$19,857
Feb 24	$19,824	$19,167	$19,903
Mar 24	$20,551	$19,773	$21,737
Apr 24	$19,614	$20,032	$20,749
May 24	$20,562	$20,991	$21,752
Jun 24	$21,317	$21,748	$22,555
Jul 24	$21,389	$20,826	$22,632
Aug 24	$21,815	$21,325	$21,916
Sep 24	$22,319	$21,791	$23,621
Oct 24	$22,089	$22,867	$23,377
Nov 24	$23,409	$24,301	$23,515
Dec 24	$22,676	$23,678	$22,782
Jan 25	$23,072	$23,077	$23,184
Feb 25	$22,540	$22,710	$22,653
Mar 25	$21,189	$21,388	$21,296
Apr 25	$21,222	$21,278	$21,331
May 25	$22,947	$22,651	$23,074
Jun 25	$24,012	$23,813	$24,145
Jul 25	$24,665	$24,357	$24,801
Aug 25	$25,021	$24,833	$25,161

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
14.70%	14.79%	15.62%
MSCI USA Index...
16.45	14.45	15.49
MSCI USA Extended ESG Leaders Index...
14.81	14.90	15.73

Key Fund statistics

Net Assets...
$891,960,026
Number of Portfolio Holdings...
276
Net Investment Advisory Fees...
$973,044
Portfolio Turnover Rate...
4%

The inception date of the Fund was May 7, 2019.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.3%
Financials...
12.9
Communication Services...
10.1
Consumer Discretionary...
9.8
Health Care...
9.7
Industrials...
8.2
Consumer Staples...
4.8
Materials...
2.3
Real Estate...
2.1
Energy...
1.7
Utilities...
1.1
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
14.5%
Microsoft Corp...
12.2
Alphabet, Inc., Class A...
4.2
Alphabet, Inc., Class C, NVS...
3.6
Tesla, Inc...
3.3
Visa, Inc., Class A...
2.1
Eli Lilly & Co...
2.0
Mastercard, Inc., Class A...
1.7
Johnson & Johnson...
1.5
Home Depot, Inc. (The)...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI USA Leaders ETF

Annual Shareholder Report — August 31, 2025

SUSL-08/25-AR

iShares Paris-Aligned Climate Optimized MSCI USA ETF

PABU |NASDAQ

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI USA ETF (the “Fund”) (formerly known as iShares Paris-Aligned Climate MSCI USA ETF) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI USA ETF	$11	0.10%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 12.46%.

  For the same period, the MSCI USA Index returned 16.45% and the MSCI USA Climate Paris Aligned Benchmark Extended Select Index returned 12.59%.

What contributed to performance?

During the reporting period, U.S. large- and mid-capitalization stocks that are designed to be compatible with the objectives of the Paris Agreement advanced. The largest contributor to the Fund’s performance was the information technology sector. Semiconductor stocks gained amid unprecedented demand for artificial intelligence (“AI”) and generative AI, data center expansions, and continued innovation in chips and network solutions. Meanwhile, systems software firms benefited from strong demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies. A leading maker of electric vehicles in the consumer discretionary sector saw strong sales in international markets and garnered investor optimism from its robotics program. Communication firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance.

What detracted from performance?

During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceuticals faced an uncertain and evolving tariff landscape that disrupted global supply, clinical trial setbacks, looming patent expirations leading to generic competition, and shifting regulatory policies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 8, 2022 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Jan 22	$10,000	$10,000	$10,000
Feb 22	$9,684	$10,246	$10,204
Mar 22	$10,026	$10,605	$10,569
Apr 22	$9,014	$9,645	$9,501
May 22	$8,911	$9,623	$9,393
Jun 22	$8,257	$8,826	$8,705
Jul 22	$9,128	$9,649	$9,625
Aug 22	$8,658	$9,270	$9,126
Sep 22	$7,866	$8,409	$8,289
Oct 22	$8,363	$9,077	$8,814
Nov 22	$8,809	$9,572	$9,286
Dec 22	$8,237	$9,009	$8,685
Jan 23	$8,854	$9,088	$9,336
Feb 23	$8,668	$9,373	$9,139
Mar 23	$9,035	$9,704	$9,524
Apr 23	$9,138	$9,827	$9,633
May 23	$9,284	$9,891	$9,787
Jun 23	$9,907	$10,552	$10,443
Jul 23	$10,202	$10,917	$10,757
Aug 23	$10,055	$10,731	$10,603
Sep 23	$9,477	$10,227	$9,995
Oct 23	$9,206	$9,991	$9,710
Nov 23	$10,168	$10,933	$10,725
Dec 23	$10,692	$11,447	$11,279
Jan 24	$10,809	$11,634	$11,398
Feb 24	$11,384	$11,599	$11,395
Mar 24	$11,584	$11,965	$12,222
Apr 24	$11,007	$12,122	$11,615
May 24	$11,624	$12,702	$12,270
Jun 24	$12,108	$13,160	$12,779
Jul 24	$12,298	$12,602	$12,982
Aug 24	$12,667	$12,904	$12,689
Sep 24	$12,970	$13,187	$13,695
Oct 24	$12,762	$13,837	$13,478
Nov 24	$13,538	$14,705	$13,558
Dec 24	$13,310	$14,328	$13,329
Jan 25	$13,497	$13,965	$13,524
Feb 25	$13,173	$13,742	$13,205
Mar 25	$12,313	$12,943	$12,338
Apr 25	$12,309	$12,876	$12,333
May 25	$13,188	$13,707	$13,217
Jun 25	$13,777	$14,410	$13,809
Jul 25	$14,034	$14,739	$14,073
Aug 25	$14,246	$15,027	$14,287

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
12.46%	10.46%
MSCI USA Index...
16.45	12.12
MSCI USA Climate Paris Aligned Benchmark Extended Select Index...
12.59	10.54

Key Fund statistics

Net Assets...
$2,187,178,788
Number of Portfolio Holdings...
177
Net Investment Advisory Fees...
$2,050,169
Portfolio Turnover Rate...
15%

The inception date of the Fund was February 8, 2022.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
38.9%
Financials...
14.8
Health Care...
11.1
Consumer Discretionary...
10.0
Communication Services...
8.4
Real Estate...
6.6
Industrials...
5.9
Materials...
1.9
Utilities...
1.8
Consumer Staples...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
10.1%
Microsoft Corp...
8.0
Apple, Inc...
6.6
Amazon.com, Inc...
3.9
Tesla, Inc...
3.5
Meta Platforms, Inc., Class A...
3.0
Alphabet, Inc., Class C, NVS...
2.8
Broadcom, Inc...
2.5
Eli Lilly & Co...
2.3
Sherwin-Williams Co. (The)...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

On March 19, 2025, the Fund’s Board approved a change in the name of iShares Paris-Aligned Climate MSCI USA ETF to iShares Paris-Aligned Climate Optimized MSCI USA ETF. This change became effective on June 02, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Paris-Aligned Climate Optimized MSCI USA ETF

Annual Shareholder Report — August 31, 2025

PABU-08/25-AR

iShares MSCI United Kingdom Small-Cap ETF

EWUS |Cboe BZX Exchange

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom Small-Cap ETF	$61	0.59%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 7.54%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI United Kingdom Small Cap Index (Net) returned 8.47%.

What contributed to performance?

Amid an environment of modest economic growth, small-cap stocks in the United Kingdom rose during the reporting period. Financials stocks were the largest contributors, particularly asset management and wealth management firms. These firms benefited from overall positive momentum in the financial markets, as well as improving assets under management and cost-cutting measures. Insurance firms also aided performance, supported by operational efficiencies, strategic initiatives, and positive market sentiment. In the industrials sector, firms that manufacture and supply industrial machinery supplies and components gained. Robust demand for mining technology, due to high commodity prices, supported an engineering group that provides solutions for sustainable and efficient mining. Additionally, a firm that designs and manufactures products for fluid and motion control benefited from strong demand for energy savings solutions and improved momentum. In the materials sector, companies involved in gold production were supported by higher prices amid economic uncertainty and increased central bank demand.

What detracted from performance?

Stocks in the consumer discretionary sector were modest detractors from the Fund’s return during the reporting period, as slowing consumer spending pushed broadline retail firms lower.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI ACWI ex USA Index (Net)	MSCI United Kingdom Small Cap Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,631	$9,537	$9,631
Oct 15	$10,049	$10,247	$10,058
Nov 15	$9,966	$10,035	$9,976
Dec 15	$9,853	$9,846	$9,870
Jan 16	$8,897	$9,176	$8,912
Feb 16	$8,800	$9,072	$8,819
Mar 16	$9,416	$9,809	$9,440
Apr 16	$9,540	$10,067	$9,567
May 16	$9,811	$9,897	$9,843
Jun 16	$8,411	$9,746	$8,443
Jul 16	$8,889	$10,228	$8,929
Aug 16	$9,034	$10,292	$9,079
Sep 16	$9,107	$10,419	$9,156
Oct 16	$8,411	$10,270	$8,460
Nov 16	$8,597	$10,032	$8,649
Dec 16	$8,779	$10,289	$8,838
Jan 17	$8,976	$10,653	$9,040
Feb 17	$9,181	$10,823	$9,252
Mar 17	$9,324	$11,097	$9,399
Apr 17	$10,066	$11,335	$10,153
May 17	$10,260	$11,703	$10,358
Jun 17	$10,024	$11,739	$10,124
Jul 17	$10,457	$12,172	$10,566
Aug 17	$10,335	$12,235	$10,448
Sep 17	$10,853	$12,462	$10,977
Oct 17	$11,044	$12,697	$11,178
Nov 17	$11,083	$12,800	$11,219
Dec 17	$11,554	$13,086	$11,706
Jan 18	$11,964	$13,815	$12,126
Feb 18	$11,244	$13,164	$11,402
Mar 18	$11,359	$12,931	$11,532
Apr 18	$11,762	$13,138	$11,944
May 18	$11,714	$12,834	$11,906
Jun 18	$11,610	$12,593	$11,811
Jul 18	$11,565	$12,894	$11,772
Aug 18	$11,391	$12,625	$11,597
Sep 18	$11,148	$12,682	$11,355
Oct 18	$10,106	$11,651	$10,300
Nov 18	$9,708	$11,761	$9,897
Dec 18	$9,190	$11,228	$9,365
Jan 19	$10,204	$12,077	$10,409
Feb 19	$10,597	$12,313	$10,813
Mar 19	$10,526	$12,386	$10,747
Apr 19	$11,031	$12,713	$11,268
May 19	$10,263	$12,031	$10,489
Jun 19	$10,486	$12,755	$10,718
Jul 19	$10,158	$12,601	$10,391
Aug 19	$9,891	$12,212	$10,119
Sep 19	$10,359	$12,526	$10,605
Oct 19	$11,000	$12,963	$11,269
Nov 19	$11,429	$13,078	$11,718
Dec 19	$12,345	$13,644	$12,666
Jan 20	$11,863	$13,278	$12,177
Feb 20	$10,513	$12,228	$10,797
Mar 20	$7,819	$10,457	$8,038
Apr 20	$8,787	$11,250	$9,032
May 20	$8,982	$11,618	$9,239
Jun 20	$8,966	$12,143	$9,225
Jul 20	$9,362	$12,685	$9,639
Aug 20	$10,079	$13,228	$10,383
Sep 20	$9,529	$12,902	$9,820
Oct 20	$9,396	$12,625	$9,687
Nov 20	$10,995	$14,323	$11,341
Dec 20	$12,048	$15,097	$12,434
Jan 21	$11,951	$15,130	$12,340
Feb 21	$12,648	$15,430	$13,062
Mar 21	$12,873	$15,625	$13,306
Apr 21	$13,672	$16,085	$14,138
May 21	$14,055	$16,570	$14,545
Jun 21	$13,444	$16,480	$13,887
Jul 21	$13,808	$16,209	$14,309
Aug 21	$14,402	$16,517	$14,928
Sep 21	$13,398	$15,988	$13,927
Oct 21	$13,590	$16,370	$14,116
Nov 21	$12,793	$15,632	$13,200
Dec 21	$13,620	$16,279	$14,112
Jan 22	$12,569	$15,679	$12,927
Feb 22	$11,918	$15,368	$12,426
Mar 22	$11,563	$15,393	$12,093
Apr 22	$10,811	$14,426	$11,307
May 22	$10,760	$14,530	$11,183
Jun 22	$9,471	$13,280	$9,804
Jul 22	$10,249	$13,734	$10,632
Aug 22	$9,136	$13,293	$9,547
Sep 22	$7,805	$11,964	$8,183
Oct 22	$8,413	$12,322	$8,805
Nov 22	$9,572	$13,776	$9,793
Dec 22	$9,349	$13,673	$9,726
Jan 23	$10,171	$14,782	$10,578
Feb 23	$9,987	$14,264	$10,503
Mar 23	$9,734	$14,612	$10,169
Apr 23	$10,278	$14,866	$10,721
May 23	$9,784	$14,325	$10,173
Jun 23	$9,856	$14,968	$10,303
Jul 23	$10,423	$15,577	$10,925
Aug 23	$10,008	$14,873	$10,489
Sep 23	$9,513	$14,404	$9,989
Oct 23	$8,866	$13,809	$9,260
Nov 23	$9,871	$15,052	$10,356
Dec 23	$10,779	$15,809	$11,313
Jan 24	$10,478	$15,652	$11,084
Feb 24	$10,362	$16,048	$10,881
Mar 24	$10,900	$16,525	$11,460
Apr 24	$10,690	$16,252	$11,295
May 24	$11,612	$16,724	$12,134
Jun 24	$11,079	$16,708	$11,678
Jul 24	$12,078	$17,095	$12,698
Aug 24	$12,244	$17,582	$12,871
Sep 24	$12,427	$18,055	$13,122
Oct 24	$11,554	$17,169	$12,142
Nov 24	$11,619	$17,014	$12,245
Dec 24	$11,226	$16,684	$11,876
Jan 25	$11,435	$17,356	$12,155
Feb 25	$11,331	$17,596	$11,948
Mar 25	$11,208	$17,557	$11,804
Apr 25	$11,965	$18,190	$12,654
May 25	$12,988	$19,024	$13,762
Jun 25	$13,587	$19,669	$14,368
Jul 25	$13,074	$19,613	$13,925
Aug 25	$13,167	$20,293	$13,960

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
7.54%	5.49%	2.79%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI United Kingdom Small Cap Index (Net)...
8.47	6.10	3.39

Key Fund statistics

Net Assets...
$40,248,764
Number of Portfolio Holdings...
208
Net Investment Advisory Fees...
$262,857
Portfolio Turnover Rate...
26%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
21.9%
Industrials...
21.3
Consumer Discretionary...
17.4
Real Estate...
10.9
Materials...
7.1
Communication Services...
6.2
Information Technology...
4.8
Consumer Staples...
4.0
Health Care...
2.8
Utilities...
1.8
Energy...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Diploma PLC...
2.3%
St. James's Place PLC...
2.2
Weir Group PLC (The)...
2.0
ICG PLC...
2.0
Rightmove PLC...
1.8
IMI PLC...
1.8
Games Workshop Group PLC...
1.6
Endeavour Mining PLC...
1.6
Beazley PLC...
1.5
Burberry Group PLC...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI United Kingdom Small-Cap ETF

Annual Shareholder Report — August 31, 2025

EWUS-08/25-AR

iShares MSCI Finland ETF

EFNL |Cboe BZX Exchange

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI Finland ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Finland ETF	$59	0.54%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned 17.80%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Finland IMI 25/50 Index (Net) returned 15.95%.

What contributed to performance?

Stocks in the financials sector contributed the most to the Fund’s performance during the reporting period. The largest bank in the Nordic region benefited from strong lending growth, robust deposits, and solid credit quality. In the insurance subsector, strong premium growth, increased underwriting profits and a share buyback program supported large property and casualty insurance companies. In the industrials sector, companies in the industrial machinery and supplies and components segment gained due to a focus on sustainability and innovation, modernization efforts, and robust sales. Additionally, a pharmaceutical company was supported by continued royalty income for its cancer treatment program, gains in animal health, and above average growth in generics and consumer health.

What detracted from performance?

The materials sector was the largest detractor from the Fund’s return during the reporting period. Notably, a forest and paper products company was pressured by trade tensions, slowing market conditions, and weakening performance in its paper and pulp business.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI ACWI ex USA Index (Net)	MSCI Finland IMI 25/50 Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,668	$9,537	$9,672
Oct 15	$10,511	$10,247	$10,527
Nov 15	$10,572	$10,035	$10,590
Dec 15	$10,546	$9,846	$10,570
Jan 16	$10,144	$9,176	$10,169
Feb 16	$9,626	$9,072	$9,656
Mar 16	$10,255	$9,809	$10,269
Apr 16	$10,271	$10,067	$10,259
May 16	$10,300	$9,897	$10,290
Jun 16	$10,206	$9,746	$10,184
Jul 16	$10,821	$10,228	$10,798
Aug 16	$10,860	$10,292	$10,733
Sep 16	$11,302	$10,419	$11,177
Oct 16	$10,553	$10,270	$10,439
Nov 16	$10,291	$10,032	$10,186
Dec 16	$10,820	$10,289	$10,726
Jan 17	$10,840	$10,653	$10,749
Feb 17	$11,003	$10,823	$10,918
Mar 17	$11,451	$11,097	$11,325
Apr 17	$12,263	$11,335	$12,077
May 17	$13,015	$11,703	$12,803
Jun 17	$13,030	$11,739	$12,820
Jul 17	$13,279	$12,172	$13,067
Aug 17	$13,393	$12,235	$13,183
Sep 17	$13,555	$12,462	$13,344
Oct 17	$13,262	$12,697	$13,061
Nov 17	$13,245	$12,800	$13,050
Dec 17	$13,339	$13,086	$13,146
Jan 18	$14,150	$13,815	$13,951
Feb 18	$14,353	$13,164	$14,147
Mar 18	$14,184	$12,931	$13,931
Apr 18	$14,715	$13,138	$14,402
May 18	$14,482	$12,834	$14,155
Jun 18	$14,291	$12,593	$13,973
Jul 18	$14,361	$12,894	$14,048
Aug 18	$14,609	$12,625	$14,297
Sep 18	$14,504	$12,682	$14,195
Oct 18	$13,125	$11,651	$12,845
Nov 18	$12,534	$11,761	$12,268
Dec 18	$12,342	$11,228	$12,081
Jan 19	$13,355	$12,077	$13,085
Feb 19	$13,568	$12,313	$13,289
Mar 19	$13,491	$12,386	$13,166
Apr 19	$13,606	$12,713	$13,239
May 19	$12,754	$12,031	$12,405
Jun 19	$13,702	$12,755	$13,332
Jul 19	$13,345	$12,601	$12,988
Aug 19	$12,967	$12,212	$12,626
Sep 19	$13,298	$12,526	$12,949
Oct 19	$13,517	$12,963	$13,159
Nov 19	$13,382	$13,078	$13,034
Dec 19	$14,016	$13,644	$13,658
Jan 20	$14,042	$13,278	$13,693
Feb 20	$12,975	$12,228	$12,645
Mar 20	$10,945	$10,457	$10,664
Apr 20	$12,227	$11,250	$11,882
May 20	$13,264	$11,618	$12,885
Jun 20	$13,451	$12,143	$13,079
Jul 20	$14,589	$12,685	$14,152
Aug 20	$15,640	$13,228	$15,178
Sep 20	$15,266	$12,902	$14,839
Oct 20	$14,400	$12,625	$13,980
Nov 20	$16,525	$14,323	$16,042
Dec 20	$17,135	$15,097	$16,638
Jan 21	$17,518	$15,130	$17,020
Feb 21	$17,377	$15,430	$16,885
Mar 21	$17,338	$15,625	$16,771
Apr 21	$18,644	$16,085	$18,018
May 21	$19,395	$16,570	$18,710
Jun 21	$19,171	$16,480	$18,509
Jul 21	$20,237	$16,209	$19,551
Aug 21	$20,233	$16,517	$19,537
Sep 21	$18,214	$15,988	$17,667
Oct 21	$18,654	$16,370	$18,034
Nov 21	$17,837	$15,632	$17,133
Dec 21	$18,837	$16,279	$18,222
Jan 22	$17,823	$15,679	$17,053
Feb 22	$16,097	$15,368	$15,701
Mar 22	$16,048	$15,393	$15,568
Apr 22	$15,291	$14,426	$14,822
May 22	$15,731	$14,530	$14,983
Jun 22	$14,314	$13,280	$13,588
Jul 22	$14,976	$13,734	$14,234
Aug 22	$14,396	$13,293	$13,807
Sep 22	$12,913	$11,964	$12,420
Oct 22	$13,739	$12,322	$13,124
Nov 22	$15,574	$13,776	$14,584
Dec 22	$15,498	$13,673	$14,739
Jan 23	$16,109	$14,782	$15,304
Feb 23	$15,762	$14,264	$15,094
Mar 23	$15,848	$14,612	$15,044
Apr 23	$16,061	$14,866	$15,211
May 23	$14,845	$14,325	$13,957
Jun 23	$14,893	$14,968	$14,024
Jul 23	$14,849	$15,577	$14,031
Aug 23	$14,617	$14,873	$13,822
Sep 23	$13,828	$14,404	$13,074
Oct 23	$13,426	$13,809	$12,593
Nov 23	$14,673	$15,052	$13,821
Dec 23	$15,492	$15,809	$14,559
Jan 24	$15,236	$15,652	$14,440
Feb 24	$15,006	$16,048	$14,111
Mar 24	$15,168	$16,525	$14,147
Apr 24	$15,365	$16,252	$14,367
May 24	$16,428	$16,724	$15,263
Jun 24	$15,726	$16,708	$14,652
Jul 24	$15,888	$17,095	$14,806
Aug 24	$16,644	$17,582	$15,559
Sep 24	$16,937	$18,055	$15,841
Oct 24	$15,927	$17,169	$14,760
Nov 24	$15,019	$17,014	$13,962
Dec 24	$14,677	$16,684	$13,625
Jan 25	$15,596	$17,356	$14,542
Feb 25	$16,213	$17,596	$15,090
Mar 25	$16,607	$17,557	$15,251
Apr 25	$17,586	$18,190	$16,177
May 25	$18,449	$19,024	$16,948
Jun 25	$19,249	$19,669	$17,633
Jul 25	$18,907	$19,613	$17,476
Aug 25	$19,607	$20,293	$18,041

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
17.80%	4.62%	6.96%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI Finland IMI 25/50 Index (Net)...
15.95	3.52	6.08

Key Fund statistics

Net Assets...
$29,252,967
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$120,385
Portfolio Turnover Rate...
18%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
30.5%
Industrials...
24.3
Materials...
12.4
Information Technology...
9.8
Health Care...
4.5
Consumer Discretionary...
3.7
Energy...
3.6
Utilities...
3.5
Communication Services...
3.5
Consumer Staples...
2.8
Real Estate...
1.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Nordea Bank Abp...
18.7%
Sampo OYJ, Class A...
10.3
Nokia OYJ...
8.0
Kone OYJ, Class B...
7.6
Wartsila OYJ Abp...
4.7
UPM-Kymmene OYJ...
4.6
Orion OYJ, Class B...
3.9
Metso OYJ...
3.7
Neste OYJ...
3.6
Fortum OYJ...
3.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Finland ETF

Annual Shareholder Report — August 31, 2025

EFNL-08/25-AR

iShares MSCI Ireland ETF

EIRL |NYSE Arca

Annual Shareholder Report — August 31, 2025

This annual shareholder report contains important information about iShares MSCI Ireland ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Ireland ETF	$50	0.50%

How did the Fund perform last year?

  For the reporting period ended August 31, 2025, the Fund returned (0.13)%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI All Ireland Capped Index (Net) returned (0.19)%.

What contributed to performance?

The financials sector was the leading contributor to the Fund’s return during the reporting period. Diversified banks benefited from a resilient Irish economy, robust capital ratios, and solid lending and deposit volume growth. In the consumer discretionary sector, the country's largest hotel operator gained amid a pending acquisition that offered shareholders a significant premium.

What detracted from performance?

The healthcare sector significantly detracted from the Fund’s return during the reporting period. Most notably, a contract research organization that provides outsourced drug and medical development services to the pharmaceutical and biotechnology sectors was pressured by the ongoing slowdown in the healthcare sector, as customers delayed orders and cancelled trials. In addition, a securities fraud investigation severely pressured the firm. Also detracting was a pharmaceutical firm after its proposed acquisition of a drug supply group was blocked.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2015 through August 31, 2025

Initial investment of $10,000

	Fund	MSCI ACWI ex USA Index (Net)	MSCI All Ireland Capped Index (Net)
Aug 15	$10,000	$10,000	$10,000
Sep 15	$9,517	$9,537	$9,509
Oct 15	$9,799	$10,247	$9,806
Nov 15	$10,032	$10,035	$10,055
Dec 15	$10,234	$9,846	$10,254
Jan 16	$9,506	$9,176	$9,526
Feb 16	$9,394	$9,072	$9,413
Mar 16	$10,097	$9,809	$10,123
Apr 16	$9,993	$10,067	$10,014
May 16	$10,190	$9,897	$10,193
Jun 16	$8,956	$9,746	$8,965
Jul 16	$9,385	$10,228	$9,414
Aug 16	$9,788	$10,292	$9,811
Sep 16	$9,607	$10,419	$9,630
Oct 16	$9,132	$10,270	$9,161
Nov 16	$9,205	$10,032	$9,237
Dec 16	$9,522	$10,289	$9,569
Jan 17	$9,740	$10,653	$9,791
Feb 17	$9,909	$10,823	$9,965
Mar 17	$10,141	$11,097	$10,201
Apr 17	$10,654	$11,335	$10,723
May 17	$11,053	$11,703	$11,134
Jun 17	$10,984	$11,739	$11,071
Jul 17	$11,124	$12,172	$11,200
Aug 17	$11,157	$12,235	$11,242
Sep 17	$11,796	$12,462	$11,881
Oct 17	$11,857	$12,697	$11,928
Nov 17	$11,870	$12,800	$11,934
Dec 17	$12,244	$13,086	$12,326
Jan 18	$12,541	$13,815	$12,622
Feb 18	$11,867	$13,164	$11,930
Mar 18	$11,946	$12,931	$11,994
Apr 18	$12,123	$13,138	$12,196
May 18	$12,351	$12,834	$12,419
Jun 18	$12,179	$12,593	$12,246
Jul 18	$12,086	$12,894	$12,145
Aug 18	$11,980	$12,625	$12,053
Sep 18	$11,625	$12,682	$11,689
Oct 18	$10,690	$11,651	$10,763
Nov 18	$10,253	$11,761	$10,317
Dec 18	$9,674	$11,228	$9,757
Jan 19	$10,349	$12,077	$10,451
Feb 19	$10,783	$12,313	$10,907
Mar 19	$10,781	$12,386	$10,876
Apr 19	$11,217	$12,713	$11,313
May 19	$10,679	$12,031	$10,777
Jun 19	$11,014	$12,755	$11,119
Jul 19	$10,680	$12,601	$10,789
Aug 19	$10,369	$12,212	$10,483
Sep 19	$10,743	$12,526	$10,850
Oct 19	$11,336	$12,963	$11,452
Nov 19	$11,841	$13,078	$11,974
Dec 19	$12,248	$13,644	$12,392
Jan 20	$11,789	$13,278	$11,933
Feb 20	$10,742	$12,228	$10,874
Mar 20	$8,467	$10,457	$8,558
Apr 20	$9,275	$11,250	$9,383
May 20	$9,841	$11,618	$9,961
Jun 20	$10,062	$12,143	$10,197
Jul 20	$10,824	$12,685	$10,976
Aug 20	$11,374	$13,228	$11,537
Sep 20	$10,856	$12,902	$11,029
Oct 20	$11,000	$12,625	$11,182
Nov 20	$12,746	$14,323	$12,961
Dec 20	$13,570	$15,097	$13,810
Jan 21	$12,993	$15,130	$13,222
Feb 21	$13,675	$15,430	$13,922
Mar 21	$14,793	$15,625	$15,066
Apr 21	$15,397	$16,085	$15,676
May 21	$16,044	$16,570	$16,360
Jun 21	$15,341	$16,480	$15,621
Jul 21	$15,583	$16,209	$15,912
Aug 21	$16,481	$16,517	$16,843
Sep 21	$15,680	$15,988	$16,008
Oct 21	$15,841	$16,370	$16,216
Nov 21	$14,176	$15,632	$14,374
Dec 21	$15,419	$16,279	$15,766
Jan 22	$14,931	$15,679	$15,183
Feb 22	$14,086	$15,368	$14,454
Mar 22	$12,948	$15,393	$13,374
Apr 22	$12,495	$14,426	$12,895
May 22	$12,774	$14,530	$13,072
Jun 22	$10,998	$13,280	$11,235
Jul 22	$11,695	$13,734	$11,928
Aug 22	$11,510	$13,293	$11,827
Sep 22	$10,177	$11,964	$10,475
Oct 22	$11,426	$12,322	$11,734
Nov 22	$12,719	$13,776	$12,755
Dec 22	$12,546	$13,673	$12,841
Jan 23	$14,194	$14,782	$14,499
Feb 23	$14,214	$14,264	$14,670
Mar 23	$14,926	$14,612	$15,332
Apr 23	$15,323	$14,866	$15,730
May 23	$14,968	$14,325	$15,274
Jun 23	$15,794	$14,968	$16,202
Jul 23	$16,458	$15,577	$16,949
Aug 23	$15,950	$14,873	$16,419
Sep 23	$14,876	$14,404	$15,354
Oct 23	$14,219	$13,809	$14,589
Nov 23	$15,668	$15,052	$16,118
Dec 23	$16,819	$15,809	$17,332
Jan 24	$17,184	$15,652	$17,807
Feb 24	$18,187	$16,048	$18,742
Mar 24	$19,081	$16,525	$19,695
Apr 24	$18,379	$16,252	$19,001
May 24	$19,324	$16,724	$19,866
Jun 24	$17,977	$16,708	$18,552
Jul 24	$19,341	$17,095	$19,946
Aug 24	$19,387	$17,582	$20,019
Sep 24	$19,133	$18,055	$19,802
Oct 24	$17,629	$17,169	$18,127
Nov 24	$16,813	$17,014	$17,353
Dec 24	$16,526	$16,684	$17,097
Jan 25	$16,938	$17,356	$17,568
Feb 25	$17,158	$17,596	$17,746
Mar 25	$16,833	$17,557	$17,342
Apr 25	$17,396	$18,190	$17,987
May 25	$18,562	$19,024	$19,135
Jun 25	$19,333	$19,669	$19,914
Jul 25	$18,801	$19,613	$19,561
Aug 25	$19,330	$20,293	$19,982

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
(0.13)%	11.19%	6.81%
MSCI ACWI ex USA Index (Net)...
15.42	8.94	7.33
MSCI All Ireland Capped Index (Net)...
(0.19)	11.61	7.17

Key Fund statistics

Net Assets...
$60,488,922
Number of Portfolio Holdings...
27
Net Investment Advisory Fees...
$347,351
Portfolio Turnover Rate...
46%

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
32.8%
Consumer Staples...
22.7
Financials...
19.8
Consumer Discretionary...
11.2
Health Care...
9.0
Materials...
2.1
Real Estate...
1.9
Energy...
0.4
Communication Services...
0.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Ryanair Holdings PLC...
19.5%
AIB Group PLC...
13.1
Kerry Group PLC, Class A...
11.6
ICON PLC...
4.7
Glanbia PLC...
4.6
DCC PLC...
4.6
Bank of Ireland Group PLC...
4.4
Kingspan Group PLC...
4.4
Cairn Homes PLC...
3.9
Grafton Group PLC...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Ireland ETF

Annual Shareholder Report — August 31, 2025

EIRL-08/25-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eleven series of the registrant for which the fiscal year-end is August 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $171,200 for the fiscal year ended August 31, 2024 and $155,000 for the fiscal year ended August 31, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2024 and August 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $106,700 for the fiscal year ended August 31, 2024 and $106,700 for the fiscal year ended August 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended August 31, 2024 and August 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $106,700 for the fiscal year ended August 31, 2024 and $106,700 for the fiscal year ended August 31, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
August 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares Climate Conscious & Transition MSCI USA ETF | USCL | NASDAQ
iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ

Page

Important Tax Information
(unaudited)
................................................................................................. 28

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .3%
FedEx Corp. ............................ 15,356 $ 3,548,311
United Parcel Service, Inc. , Class B ............ 49,453 4,324,170
7,872,481
a
Automobiles  —  2 .7%
General Motors Co. ....................... 65,154 3,817,373
Tesla, Inc.
(a)
............................. 195,946 65,420,491
69,237,864
a
Banks  —  4 .6%
Bank of America Corp. ..................... 483,957 24,555,978
Citigroup, Inc. ........................... 124,182 11,992,256
JPMorgan Chase & Co. .................... 187,851 56,622,048
U.S. Bancorp ........................... 105,608 5,156,839
Wells Fargo & Co. ........................ 217,496 17,873,821
116,200,942
a
Beverages  —  1 .5%
Coca-Cola Co. (The) ...................... 276,214 19,056,004
Constellation Brands, Inc. , Class A ............. 10,135 1,641,262
Keurig Dr Pepper, Inc. ..................... 87,645 2,549,593
Molson Coors Beverage Co. , Class B ........... 11,977 604,718
PepsiCo, Inc. ........................... 92,652 13,772,720
37,624,297
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 119,552 25,153,741
Alnylam Pharmaceuticals, Inc.
(a)
............... 8,779 3,919,911
Amgen, Inc. ............................ 36,331 10,452,792
Biogen, Inc.
(a)
........................... 9,862 1,303,954
Gilead Sciences, Inc. ...................... 84,298 9,523,145
Regeneron Pharmaceuticals, Inc. .............. 7,135 4,143,294
Vertex Pharmaceuticals, Inc.
(a)
................ 17,386 6,798,274
61,295,111
a
Broadline Retail  —  5 .3%
Amazon.com, Inc.
(a)
....................... 536,900 122,950,100
eBay, Inc. .............................. 31,174 2,824,676
MercadoLibre, Inc.
(a)
....................... 3,071 7,594,307
133,369,083
a
Building Products  —  0 .7%
Carlisle Companies, Inc. .................... 2,973 1,147,251
Carrier Global Corp. ....................... 52,441 3,419,153
Johnson Controls International PLC ............ 44,510 4,757,674
Lennox International, Inc. ................... 2,159 1,204,420
Trane Technologies PLC .................... 15,023 6,243,559
16,772,057
a
Capital Markets  —  4 .0%
Bank of New York Mellon Corp. (The) ........... 48,422 5,113,363
BlackRock, Inc.
(b)
......................... 9,922 11,183,483
Carlyle Group, Inc. (The) .................... 15,990 1,032,315
Cboe Global Markets, Inc. ................... 7,055 1,664,627
Charles Schwab Corp. (The) ................. 116,748 11,189,128
CME Group, Inc. , Class A ................... 24,294 6,474,594
FactSet Research Systems, Inc. ............... 2,560 955,699
Goldman Sachs Group, Inc. (The) ............. 20,721 15,442,325
Intercontinental Exchange, Inc. ............... 38,869 6,864,265
Moody's Corp. ........................... 10,962 5,587,989
Morgan Stanley .......................... 81,062 12,198,210
Nasdaq, Inc. ............................ 29,088 2,755,797
Northern Trust Corp. ....................... 13,148 1,726,070
Robinhood Markets, Inc. , Class A
(a)
............. 49,286 5,127,223
Security Shares Value
a
Capital Markets (continued)
S&P Global, Inc. ......................... 21,209 $ 11,631,864
State Street Corp. ........................ 19,466 2,238,006
101,184,958
a
Chemicals  —  0 .7%
Corteva, Inc. ............................ 46,061 3,417,266
DuPont de Nemours, Inc. ................... 28,214 2,170,221
Ecolab, Inc. ............................ 17,213 4,768,689
PPG Industries, Inc. ....................... 15,313 1,703,265
Sherwin-Williams Co. (The) .................. 16,102 5,890,595
17,950,036
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 24,631 5,173,249
Republic Services, Inc. ..................... 14,747 3,450,356
Veralto Corp. ............................ 16,733 1,776,877
Waste Connections, Inc. .................... 17,553 3,243,970
Waste Management, Inc. .................... 27,121 6,139,923
19,784,375
a
Communications Equipment  —  1 .0%
Cisco Systems, Inc. ....................... 349,739 24,163,468
a
Construction & Engineering  —  0 .2%
AECOM ............................... 8,952 1,118,015
Quanta Services, Inc. ...................... 10,001 3,779,978
4,897,993
a
Construction Materials  —  0 .4%
CRH PLC .............................. 45,696 5,161,363
Martin Marietta Materials, Inc. ................ 4,110 2,533,404
Vulcan Materials Co. ...................... 8,913 2,595,109
10,289,876
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 37,907 12,557,831
a
Consumer Staples Distribution & Retail  —  1 .3%
Target Corp. ............................ 30,955 2,971,061
Walmart, Inc. ............................ 296,612 28,765,432
31,736,493
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 5,324 913,865
Ball Corp. .............................. 18,095 952,521
Crown Holdings, Inc. ...................... 7,888 783,909
Smurfit WestRock PLC ..................... 35,205 1,667,309
4,317,604
a
Diversified Telecommunication Services  —  1 .1%
AT&T, Inc. .............................. 484,942 14,203,951
Verizon Communications, Inc. ................ 285,145 12,611,964
26,815,915
a
Electric Utilities  —  1 .5%
Constellation Energy Corp. .................. 21,205 6,530,716
Duke Energy Corp. ....................... 52,403 6,418,843
Edison International ....................... 25,970 1,457,696
Eversource Energy ....................... 24,758 1,586,245
Exelon Corp. ............................ 68,067 2,973,167
NextEra Energy, Inc. ...................... 139,138 10,024,893
Southern Co. (The) ....................... 74,218 6,850,321
Xcel Energy, Inc. ......................... 38,835 2,811,266
38,653,147
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electrical Equipment  —  0 .9%
AMETEK, Inc. ........................... 15,564 $ 2,876,227
Eaton Corp. PLC ......................... 26,485 9,246,973
Emerson Electric Co. ...................... 38,201 5,042,532
Rockwell Automation, Inc. ................... 7,629 2,620,027
Vertiv Holdings Co. , Class A ................. 24,385 3,110,307
22,896,066
a
Electronic Equipment, Instruments & Components  —  0 .1%
Trimble, Inc.
(a)
........................... 20,993 1,696,654
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 66,773 3,031,494
Halliburton Co. .......................... 58,126 1,321,204
Schlumberger N.V. ........................ 101,260 3,730,419
8,083,117
a
Entertainment  —  2 .0%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 14,279 1,426,472
Netflix, Inc.
(a)
............................ 28,764 34,754,103
Walt Disney Co. (The) ..................... 121,382 14,369,201
50,549,776
a
Financial Services  —  3 .8%
Apollo Global Management, Inc. ............... 29,464 4,013,881
Block, Inc. , Class A
(a)
...................... 37,537 2,989,447
Fidelity National Information Services, Inc. ........ 35,537 2,480,838
Fiserv, Inc.
(a)
............................ 37,318 5,156,601
Global Payments, Inc. ..................... 16,588 1,473,346
Jack Henry & Associates, Inc. ................ 4,921 803,402
Mastercard, Inc. , Class A .................... 57,912 34,474,435
PayPal Holdings, Inc.
(a)
..................... 62,489 4,386,103
Visa, Inc. , Class A ........................ 115,649 40,683,005
96,461,058
a
Food Products  —  0 .5%
General Mills, Inc. ........................ 36,927 1,821,609
Hershey Co. (The) ........................ 9,985 1,834,744
Kellanova .............................. 18,621 1,480,370
McCormick & Co., Inc. , NVS ................. 17,041 1,199,175
Mondelez International, Inc. , Class A ............ 87,360 5,367,398
11,703,296
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 127,747 4,153,055
Norfolk Southern Corp. ..................... 15,264 4,273,615
Old Dominion Freight Line, Inc. ............... 12,904 1,948,117
Uber Technologies, Inc.
(a)
................... 134,366 12,596,812
Union Pacific Corp. ....................... 40,409 9,034,240
32,005,839
a
Health Care Equipment & Supplies  —  1 .5%
Abbott Laboratories ....................... 117,487 15,585,825
Becton Dickinson & Co. .................... 19,369 3,737,830
Boston Scientific Corp.
(a)
.................... 99,964 10,546,202
Edwards Lifesciences Corp.
(a)
................ 39,818 3,238,796
IDEXX Laboratories, Inc.
(a)
................... 5,400 3,494,286
Zimmer Biomet Holdings, Inc. ................ 13,339 1,415,268
38,018,207
a
Health Care Providers & Services  —  1 .4%
DaVita, Inc.
(a)
............................ 2,963 408,183
Elevance Health, Inc. ...................... 15,273 4,866,741
Humana, Inc. ........................... 8,136 2,470,578
Labcorp Holdings, Inc. ..................... 5,637 1,567,030
McKesson Corp. ......................... 8,479 5,822,021
Security Shares Value
a
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .................... 61,273 $ 18,986,664
34,121,217
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 47,115 845,243
Welltower, Inc. ........................... 44,229 7,442,856
8,288,099
a
Hotels, Restaurants & Leisure  —  2 .8%
Airbnb, Inc. , Class A
(a)
...................... 29,374 3,834,188
Booking Holdings, Inc. ..................... 2,202 12,329,108
Chipotle Mexican Grill, Inc.
(a)
................. 91,132 3,840,303
DoorDash, Inc. , Class A
(a)
................... 24,261 5,950,010
Flutter Entertainment PLC , Class DI
(a)
........... 11,917 3,660,545
Hilton Worldwide Holdings, Inc. ............... 16,154 4,459,473
Hyatt Hotels Corp. , Class A .................. 2,824 407,447
Las Vegas Sands Corp. .................... 23,824 1,372,977
Marriott International, Inc. , Class A ............. 15,785 4,228,170
McDonald's Corp. ........................ 48,292 15,141,474
Royal Caribbean Cruises Ltd. ................ 17,448 6,337,463
Starbucks Corp. .......................... 76,860 6,778,283
Yum! Brands, Inc. ........................ 18,776 2,759,509
71,098,950
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 16,604 1,546,829
Clorox Co. (The) ......................... 8,302 981,296
Colgate-Palmolive Co. ..................... 51,953 4,367,689
Kimberly-Clark Corp. ...................... 22,366 2,888,345
Procter & Gamble Co. (The) ................. 158,470 24,886,129
34,670,288
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................. 36,536 5,682,444
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 62,503 7,111,591
a
Insurance  —  1 .8%
American International Group, Inc. ............. 38,979 3,169,772
Arch Capital Group Ltd. .................... 25,333 2,318,729
Arthur J Gallagher & Co. .................... 17,322 5,244,236
Chubb Ltd. ............................. 25,661 7,058,571
Cincinnati Financial Corp. ................... 10,558 1,621,709
Hartford Insurance Group, Inc. (The) ............ 19,253 2,547,364
Markel Group, Inc.
(a)
....................... 859 1,682,833
Marsh & McLennan Companies, Inc. ............ 33,340 6,861,705
Progressive Corp. (The) .................... 39,631 9,791,235
Travelers Companies, Inc. (The) ............... 15,286 4,150,302
Willis Towers Watson PLC ................... 6,701 2,189,820
46,636,276
a
Interactive Media & Services  —  10 .0%
Alphabet, Inc. , Class A ..................... 359,246 76,487,066
Alphabet, Inc. , Class C , NVS ................. 303,252 64,753,399
Meta Platforms, Inc. , Class A ................. 146,757 108,409,396
Pinterest, Inc. , Class A
(a)
.................... 40,031 1,466,336
Snap, Inc. , Class A , NVS
(a) (c)
................. 74,843 534,379
251,650,576
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 54,800 14,246,356
Cloudflare, Inc. , Class A
(a)
................... 27,075 5,650,823
Cognizant Technology Solutions Corp. , Class A ..... 43,713 3,158,264
Gartner, Inc.
(a)
........................... 6,737 1,692,267
GoDaddy, Inc. , Class A
(a)
.................... 12,393 1,838,006

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
IT Services (continued)
International Business Machines Corp. .......... 81,774 $ 19,911,151
Okta, Inc. , Class A
(a)
....................... 14,546 1,349,433
Snowflake, Inc.
(a)
......................... 27,955 6,671,740
Twilio, Inc. , Class A
(a)
...................... 13,433 1,418,659
55,936,699
a
Life Sciences Tools & Services  —  1 .2%
Agilent Technologies, Inc. ................... 19,233 2,416,819
Danaher Corp. .......................... 43,548 8,963,049
Illumina, Inc.
(a)
........................... 10,671 1,066,673
IQVIA Holdings, Inc.
(a)
...................... 11,702 2,232,859
Mettler-Toledo International, Inc.
(a)
............. 1,404 1,826,660
Thermo Fisher Scientific, Inc. ................. 25,511 12,569,780
Waters Corp.
(a)
.......................... 4,011 1,210,520
30,286,360
a
Machinery  —  1 .6%
Caterpillar, Inc. .......................... 31,752 13,305,358
Cummins, Inc. ........................... 9,359 3,729,000
Deere & Co. ............................ 17,432 8,343,652
Dover Corp. ............................ 9,243 1,653,203
Fortive Corp. ............................ 22,940 1,097,908
IDEX Corp. ............................. 5,097 838,457
Ingersoll Rand, Inc. ....................... 27,189 2,159,622
PACCAR, Inc. ........................... 35,664 3,565,687
Westinghouse Air Brake Technologies Corp. ....... 11,533 2,231,636
Xylem, Inc. ............................. 16,402 2,321,867
39,246,390
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 251,895 8,556,873
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 74,106 5,513,487
Steel Dynamics, Inc. ....................... 9,598 1,256,570
6,770,057
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 24,283 2,385,319
Dominion Energy, Inc. ...................... 57,905 3,468,509
NiSource, Inc. ........................... 31,725 1,341,016
Public Service Enterprise Group, Inc. ........... 33,612 2,767,276
Sempra ............................... 44,159 3,645,767
13,607,887
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 10,148 735,832
a
Oil, Gas & Consumable Fuels  —  2 .9%
Chevron Corp. ........................... 132,535 21,285,121
Diamondback Energy, Inc. ................... 12,894 1,918,111
EOG Resources, Inc. ...................... 36,916 4,607,855
EQT Corp. ............................. 40,097 2,078,629
Exxon Mobil Corp. ........................ 291,262 33,288,334
Kinder Morgan, Inc. ....................... 134,855 3,638,388
Occidental Petroleum Corp. .................. 49,924 2,376,882
ONEOK, Inc. ............................ 42,427 3,240,574
72,433,894
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 15,792 1,448,600
a
Pharmaceuticals  —  4 .1%
Bristol-Myers Squibb Co. .................... 137,213 6,473,709
Eli Lilly & Co. ........................... 54,440 39,881,655
Johnson & Johnson ....................... 162,598 28,807,488
Security Shares Value
a
Pharmaceuticals (continued)
Merck & Co., Inc. ......................... 169,974 $ 14,298,213
Pfizer, Inc. ............................. 384,537 9,521,136
Zoetis, Inc. , Class A ....................... 30,083 4,704,981
103,687,182
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 27,522 8,368,064
Booz Allen Hamilton Holding Corp. , Class C ....... 8,532 927,599
Broadridge Financial Solutions, Inc. ............ 7,891 2,017,097
Equifax, Inc. ............................ 8,409 2,071,137
Jacobs Solutions, Inc. ...................... 8,089 1,182,854
Paychex, Inc. ........................... 22,046 3,074,425
Paycom Software, Inc. ..................... 3,517 798,887
TransUnion ............................. 13,160 1,163,344
Verisk Analytics, Inc. ....................... 9,434 2,529,444
22,132,851
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 20,008 3,243,697
Zillow Group, Inc. , Class C , NVS
(a)
............. 11,070 933,312
4,177,009
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 9,596 1,879,377
Equity Residential ........................ 24,411 1,614,055
3,493,432
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 46,683 1,049,901
Realty Income Corp. ....................... 60,653 3,563,970
Regency Centers Corp. .................... 11,803 855,717
Simon Property Group, Inc. .................. 22,006 3,975,604
9,445,192
a
Semiconductors & Semiconductor Equipment  —  9 .5%
Advanced Micro Devices, Inc.
(a)
............... 142,661 23,200,958
Analog Devices, Inc. ....................... 43,610 10,959,629
Marvell Technology, Inc. .................... 75,860 4,768,939
NVIDIA Corp. ........................... 1,060,239 184,672,429
QUALCOMM, Inc. ........................ 95,016 15,271,922
238,873,877
a
Software  —  14 .5%
Adobe, Inc.
(a)
............................ 37,253 13,288,145
Atlassian Corp. , Class A
(a)
................... 14,645 2,603,588
Autodesk, Inc.
(a)
.......................... 18,765 5,905,346
Bentley Systems, Inc. , Class B ................ 14,073 783,162
Cadence Design Systems, Inc.
(a)
.............. 24,023 8,418,380
Crowdstrike Holdings, Inc. , Class A
(a)
............ 21,932 9,292,588
Datadog, Inc. , Class A
(a)
.................... 25,198 3,444,063
Docusign, Inc.
(a)
.......................... 17,755 1,361,098
Fortinet, Inc.
(a)
........................... 57,342 4,516,829
Gen Digital, Inc. .......................... 45,957 1,387,901
HubSpot, Inc.
(a)
.......................... 4,407 2,129,330
Intuit, Inc. .............................. 24,545 16,371,515
Microsoft Corp. .......................... 310,914 157,537,015
Oracle Corp. ............................ 148,948 33,681,611
Palantir Technologies, Inc. , Class A
(a)
........... 199,061 31,194,849
Palo Alto Networks, Inc.
(a)
................... 58,667 11,177,237
PTC, Inc.
(a)
............................. 10,555 2,253,493
Roper Technologies, Inc. .................... 9,418 4,956,788
Salesforce, Inc. .......................... 84,112 21,553,700
ServiceNow, Inc.
(a)
........................ 18,214 16,710,616
Synopsys, Inc.
(a)
......................... 16,311 9,844,015
Workday, Inc. , Class A
(a)
.................... 19,003 4,386,273

Schedule of Investments
(continued)
August 31, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 8,828 $ 2,445,797
365,243,339
a
Specialized REITs  —  0 .9%
American Tower Corp. ..................... 31,677 6,457,356
Crown Castle, Inc. ........................ 29,359 2,910,651
Digital Realty Trust, Inc. .................... 22,705 3,806,266
Equinix, Inc. ............................ 6,628 5,210,867
Iron Mountain, Inc. ........................ 19,808 1,828,873
Public Storage ........................... 10,645 3,135,911
23,349,924
a
Specialty Retail  —  1 .3%
Home Depot, Inc. (The) .................... 67,294 27,373,180
Tractor Supply Co. ........................ 35,846 2,213,849
Ulta Beauty, Inc.
(a)
........................ 3,050 1,502,827
Williams-Sonoma, Inc. ..................... 8,323 1,566,305
32,656,161
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Dell Technologies, Inc. , Class C ............... 28,312 3,458,311
Hewlett Packard Enterprise Co. ............... 115,224 2,600,605
Super Micro Computer, Inc.
(a) (c)
................ 44,242 1,837,813
7,896,729
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 10,239 1,224,891
Lululemon Athletica, Inc.
(a)
................... 7,408 1,497,898
NIKE, Inc. , Class B ....................... 79,775 6,172,192
8,894,981
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 13,151 $ 1,887,300
Essential Utilities, Inc. ...................... 18,960 749,110
2,636,410
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc. ........................ 34,559 8,708,522
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,916,566,087 ) ............................... 2,515,615,186
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(b) (d) (e)
..................... 2,494,700 2,495,948
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(b) (d)
............................ 3,651,271 3,651,271
a
Total Short-Term Securities — 0.2%
(Cost: $ 6,147,023 ) .................................. 6,147,219
Total Investments — 100.0%
(Cost: $ 1,922,713,110 ) ............................... 2,521,762,405
Other Assets Less Liabilities — 0 .0% ..................... 16,615
Net Assets — 100.0% ................................. $ 2,521,779,020
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,983,342 $ — $ (7,483,105)
(a)
$ (4,395) $ 106 $ 2,495,948 2,494,700 $ 28,182
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,727,829 923,442
(a)
— — — 3,651,271 3,651,271 204,147 —
BlackRock, Inc. ... 8,285,830 3,176,589 (2,546,593) 604,522 1,663,135 11,183,483 9,922 200,968 —
$ 600,127 $ 1,663,241
$ 17,330,702
$ 433,297 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2025
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 18 09/19/25 $ 5,825 $ 157,584
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 157,584 $ — $ — $ — $ 157,584
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 802,332 $ — $ — $ — $ 802,332
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 60,880 $ — $ — $ — $ 60,880
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,086,288
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
8
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,515,615,186  $ —  $ —  $ 2,515,615,186
Short-Term Securities
Money Market Funds ...................................... 6,147,219  —  —  6,147,219
$ 2,521,762,405  $ —  $ —  $ 2,521,762,405
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 157,584  $ —  $ —  $ 157,584
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .4%
Axon Enterprise, Inc.
(a)
..................... 4,425 $ 3,306,758
Rocket Lab Corp.
(a)
....................... 25,840 1,255,824
4,562,582
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 7,046 906,820
a
Banks  —  1 .8%
Citizens Financial Group, Inc. ................ 26,388 1,379,564
Fifth Third Bancorp ....................... 40,334 1,846,087
Huntington Bancshares, Inc. ................. 88,132 1,569,631
KeyCorp ............................... 55,516 1,074,790
M&T Bank Corp. ......................... 9,692 1,954,489
PNC Financial Services Group, Inc. (The) ........ 23,773 4,931,471
Regions Financial Corp. .................... 54,453 1,491,468
Truist Financial Corp. ...................... 77,824 3,643,720
U.S. Bancorp ........................... 93,467 4,563,993
22,455,213
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 77,196 2,245,632
a
Biotechnology  —  1 .4%
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 7,797 3,481,439
Biogen, Inc.
(a)
........................... 8,820 1,166,180
BioMarin Pharmaceutical, Inc.
(a)
............... 11,435 666,318
Incyte Corp.
(a)
........................... 9,805 829,601
Neurocrine Biosciences, Inc.
(a)
................ 5,932 828,107
Regeneron Pharmaceuticals, Inc. .............. 6,346 3,685,122
United Therapeutics Corp.
(a)
.................. 2,580 786,281
Vertex Pharmaceuticals, Inc.
(a)
................ 15,359 6,005,676
17,448,724
a
Broadline Retail  —  0 .7%
eBay, Inc. .............................. 27,594 2,500,292
MercadoLibre, Inc.
(a)
....................... 2,729 6,748,572
9,248,864
a
Building Products  —  0 .9%
Allegion PLC ............................ 5,141 872,942
Builders FirstSource, Inc.
(a)
.................. 6,645 921,529
Carlisle Companies, Inc. .................... 2,595 1,001,384
Lennox International, Inc. ................... 1,902 1,061,050
Masco Corp. ............................ 12,618 926,035
Owens Corning .......................... 5,100 765,867
Trane Technologies PLC .................... 13,337 5,542,857
11,091,664
a
Capital Markets  —  5 .7%
Ameriprise Financial, Inc. ................... 5,553 2,858,740
Ares Management Corp. , Class A .............. 13,064 2,341,069
Bank of New York Mellon Corp. (The) ........... 42,799 4,519,574
BlackRock, Inc.
(c)
......................... 8,804 9,923,341
Carlyle Group, Inc. (The) .................... 14,278 921,788
Cboe Global Markets, Inc. ................... 6,237 1,471,620
Charles Schwab Corp. (The) ................. 103,513 9,920,686
CME Group, Inc. , Class A ................... 21,619 5,761,680
FactSet Research Systems, Inc. ............... 2,310 862,369
Intercontinental Exchange, Inc. ............... 34,454 6,084,576
LPL Financial Holdings, Inc. .................. 4,827 1,759,345
Moody's Corp. ........................... 9,826 5,008,902
Nasdaq, Inc. ............................ 26,272 2,489,009
Northern Trust Corp. ....................... 11,938 1,567,221
Raymond James Financial, Inc. ............... 11,745 1,990,073
Security Shares Value
a
Capital Markets (continued)
S&P Global, Inc. ......................... 18,821 $ 10,322,188
State Street Corp. ........................ 17,814 2,048,076
T Rowe Price Group, Inc. ................... 13,189 1,419,400
Tradeweb Markets, Inc. , Class A ............... 7,038 868,208
72,137,865
a
Chemicals  —  2 .1%
Air Products and Chemicals, Inc. .............. 13,320 3,917,545
CF Industries Holdings, Inc. .................. 9,764 845,855
International Flavors & Fragrances, Inc. .......... 15,247 1,029,325
Linde PLC ............................. 28,126 13,452,385
PPG Industries, Inc. ....................... 13,641 1,517,288
RPM International, Inc. ..................... 7,651 958,747
Sherwin-Williams Co. (The) .................. 14,228 5,205,029
26,926,174
a
Commercial Services & Supplies  —  1 .4%
Cintas Corp. ............................ 21,636 4,544,209
Copart, Inc.
(a)
........................... 54,705 2,670,151
Republic Services, Inc. ..................... 13,072 3,058,456
Rollins, Inc. ............................. 16,961 958,975
Veralto Corp. ............................ 14,789 1,570,444
Waste Management, Inc. .................... 24,048 5,444,227
18,246,462
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 63,837 8,716,943
F5, Inc.
(a)
.............................. 3,438 1,076,575
Motorola Solutions, Inc. .................... 10,002 4,725,545
14,519,063
a
Construction & Engineering  —  0 .3%
Quanta Services, Inc. ...................... 8,888 3,359,308
a
Construction Materials  —  0 .7%
CRH PLC .............................. 40,426 4,566,117
Martin Marietta Materials, Inc. ................ 3,603 2,220,889
Vulcan Materials Co. ...................... 7,869 2,291,138
9,078,144
a
Consumer Finance  —  1 .7%
American Express Co. ..................... 33,650 11,147,572
Capital One Financial Corp. .................. 38,505 8,749,106
Synchrony Financial ....................... 23,622 1,803,304
21,699,982
a
Consumer Staples Distribution & Retail  —  0 .3%
Dollar General Corp. ...................... 13,224 1,438,242
Sysco Corp. ............................ 29,008 2,334,274
3,772,516
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 4,716 809,501
Ball Corp. .............................. 15,714 827,185
Crown Holdings, Inc. ...................... 7,120 707,586
International Paper Co. ..................... 29,891 1,484,985
3,829,257
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 8,367 1,165,774
Pool Corp. ............................. 2,142 665,541
1,831,315
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 13,053 875,856
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Diversified Telecommunication Services  —  0 .9%
Verizon Communications, Inc. ................ 252,093 $ 11,150,073
a
Electrical Equipment  —  1 .7%
AMETEK, Inc. ........................... 13,829 2,555,599
Eaton Corp. PLC ......................... 23,424 8,178,255
GE Vernova, Inc. ......................... 16,318 10,002,445
Hubbell, Inc. ............................ 3,224 1,389,512
22,125,811
a
Electronic Equipment, Instruments & Components  —  1 .0%
CDW Corp. ............................. 7,849 1,293,201
Corning, Inc. ............................ 48,711 3,265,098
Jabil, Inc. .............................. 6,426 1,316,238
Keysight Technologies, Inc.
(a)
................. 10,300 1,683,329
TE Connectivity PLC ...................... 17,721 3,659,387
Trimble, Inc.
(a)
........................... 14,381 1,162,272
Zebra Technologies Corp. , Class A
(a)
............ 3,053 968,076
13,347,601
a
Entertainment  —  0 .4%
Electronic Arts, Inc. ....................... 14,262 2,452,351
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 12,618 1,260,538
Live Nation Entertainment, Inc.
(a)
.............. 9,731 1,620,114
5,333,003
a
Financial Services  —  4 .2%
Apollo Global Management, Inc. ............... 26,078 3,552,606
Fidelity National Information Services, Inc. ........ 31,877 2,225,333
Fiserv, Inc.
(a)
............................ 33,288 4,599,736
Global Payments, Inc. ..................... 14,883 1,321,908
Jack Henry & Associates, Inc. ................ 4,910 801,607
PayPal Holdings, Inc.
(a)
..................... 55,892 3,923,059
Toast, Inc. , Class A
(a) (b)
..................... 27,327 1,232,448
Visa, Inc. , Class A ........................ 102,664 36,115,142
53,771,839
a
Food Products  —  0 .3%
General Mills, Inc. ........................ 32,642 1,610,230
Hormel Foods Corp. ....................... 18,032 458,734
J M Smucker Co. (The) ..................... 6,347 701,407
Kellanova .............................. 16,618 1,321,131
4,091,502
a
Ground Transportation  —  0 .2%
JB Hunt Transport Services, Inc. .............. 4,625 670,579
Old Dominion Freight Line, Inc. ............... 11,307 1,707,018
2,377,597
a
Health Care Equipment & Supplies  —  1 .9%
Dexcom, Inc.
(a)
.......................... 23,527 1,772,524
Edwards Lifesciences Corp.
(a)
................ 35,081 2,853,488
GE HealthCare Technologies, Inc. ............. 27,468 2,025,216
Hologic, Inc.
(a)
........................... 13,379 897,998
IDEXX Laboratories, Inc.
(a)
................... 4,807 3,110,562
Insulet Corp.
(a)
........................... 4,225 1,435,993
ResMed, Inc. ........................... 8,751 2,402,237
Stryker Corp. ........................... 20,575 8,053,261
Zimmer Biomet Holdings, Inc. ................ 11,909 1,263,545
23,814,824
a
Health Care Providers & Services  —  1 .0%
DaVita, Inc.
(a)
............................ 2,533 348,946
Elevance Health, Inc. ...................... 13,507 4,304,006
HCA Healthcare, Inc. ...................... 10,813 4,368,019
Humana, Inc. ........................... 7,190 2,183,315
Security Shares Value
a
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(a)
.................... 3,261 $ 589,687
Quest Diagnostics, Inc. ..................... 6,650 1,207,906
13,001,879
a
Health Care REITs  —  0 .7%
Healthpeak Properties, Inc. .................. 41,639 747,004
Ventas, Inc. ............................ 26,998 1,838,024
Welltower, Inc. ........................... 39,084 6,577,055
9,162,083
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 9,282 2,498,714
a
Hotels, Restaurants & Leisure  —  2 .7%
Booking Holdings, Inc. ..................... 1,945 10,890,152
Chipotle Mexican Grill, Inc.
(a)
................. 80,406 3,388,309
Darden Restaurants, Inc. ................... 7,037 1,456,237
Domino's Pizza, Inc. ....................... 1,941 889,560
DoorDash, Inc. , Class A
(a)
................... 21,458 5,262,575
Hilton Worldwide Holdings, Inc. ............... 14,221 3,925,849
Royal Caribbean Cruises Ltd. ................ 15,450 5,611,749
Yum! Brands, Inc. ........................ 16,605 2,440,437
33,864,868
a
Household Durables  —  0 .8%
DR Horton, Inc. .......................... 16,553 2,805,402
Garmin Ltd. ............................. 9,789 2,367,176
Lennar Corp. , Class A ...................... 13,632 1,814,965
NVR, Inc.
(a)
............................. 164 1,331,295
PulteGroup, Inc. ......................... 12,168 1,606,419
9,925,257
a
Household Products  —  0 .4%
Church & Dwight Co., Inc. ................... 14,671 1,366,750
Clorox Co. (The) ......................... 7,346 868,297
Kimberly-Clark Corp. ...................... 19,861 2,564,850
4,799,897
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 55,384 6,301,591
a
Insurance  —  4 .3%
Aflac, Inc. .............................. 30,878 3,299,623
American International Group, Inc. ............. 34,558 2,810,257
Aon PLC , Class A ........................ 12,263 4,500,521
Arch Capital Group Ltd. .................... 22,552 2,064,185
Arthur J Gallagher & Co. .................... 15,266 4,621,781
Brown & Brown, Inc. ....................... 17,723 1,718,245
Chubb Ltd. ............................. 22,750 6,257,842
Cincinnati Financial Corp. ................... 9,332 1,433,395
Everest Group Ltd. ........................ 2,586 884,102
Hartford Insurance Group, Inc. (The) ............ 17,017 2,251,519
Markel Group, Inc.
(a)
....................... 768 1,504,558
Marsh & McLennan Companies, Inc. ............ 29,382 6,047,109
Principal Financial Group, Inc. ................ 13,413 1,079,881
Progressive Corp. (The) .................... 34,992 8,645,124
Prudential Financial, Inc. .................... 21,123 2,316,348
Travelers Companies, Inc. (The) ............... 13,557 3,680,861
Willis Towers Watson PLC ................... 5,888 1,924,140
55,039,491
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 37,166 9,662,045
Akamai Technologies, Inc.
(a)
.................. 8,641 683,762
Cloudflare, Inc. , Class A
(a)
................... 18,590 3,879,919
Gartner, Inc.
(a)
........................... 4,581 1,150,701

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
IT Services (continued)
GoDaddy, Inc. , Class A
(a)
.................... 8,512 $ 1,262,415
MongoDB, Inc. , Class A
(a)
................... 4,894 1,544,595
Okta, Inc. , Class A
(a)
....................... 10,021 929,648
Snowflake, Inc.
(a)
......................... 18,982 4,530,244
Twilio, Inc. , Class A
(a) (b)
..................... 9,139 965,170
VeriSign, Inc. ........................... 5,026 1,373,958
25,982,457
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 16,992 2,135,215
Danaher Corp. .......................... 38,519 7,927,980
Illumina, Inc.
(a)
........................... 9,431 942,723
IQVIA Holdings, Inc.
(a)
...................... 10,363 1,977,364
Mettler-Toledo International, Inc.
(a)
............. 1,243 1,617,193
Revvity, Inc. ............................ 7,022 632,752
Waters Corp.
(a)
.......................... 3,550 1,071,390
West Pharmaceutical Services, Inc. ............ 4,307 1,063,614
17,368,231
a
Machinery  —  2 .8%
CNH Industrial N.V. ....................... 53,392 611,338
Cummins, Inc. ........................... 8,247 3,285,935
Deere & Co. ............................ 15,409 7,375,364
Fortive Corp. ............................ 20,289 971,032
IDEX Corp. ............................. 4,506 741,237
Illinois Tool Works, Inc. ..................... 16,648 4,405,893
Nordson Corp. ........................... 3,224 725,690
Otis Worldwide Corp. ...................... 23,679 2,045,392
PACCAR, Inc. ........................... 31,420 3,141,372
Parker-Hannifin Corp. ...................... 7,650 5,809,027
Pentair PLC ............................ 9,833 1,057,342
Snap-on, Inc. ........................... 3,128 1,017,351
Westinghouse Air Brake Technologies Corp. ....... 10,259 1,985,116
Xylem, Inc. ............................. 14,505 2,053,328
35,225,417
a
Media  —  0 .7%
Charter Communications, Inc. , Class A
(a)
......... 5,323 1,413,683
Comcast Corp. , Class A .................... 222,922 7,572,660
8,986,343
a
Metals & Mining  —  0 .2%
Reliance, Inc. ........................... 3,155 932,807
Steel Dynamics, Inc. ....................... 8,486 1,110,987
2,043,794
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 39,032 827,088
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 9,147 663,249
a
Passenger Airlines  —  0 .0%
United Airlines Holdings, Inc.
(a)
................ 4,958 520,590
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 13,959 1,280,459
Kenvue, Inc. ............................ 114,367 2,368,541
3,649,000
a
Pharmaceuticals  —  0 .4%
Royalty Pharma PLC , Class A ................ 22,695 816,566
Zoetis, Inc. , Class A ....................... 26,595 4,159,458
4,976,024
a
Security Shares Value
a
Professional Services  —  1 .5%
Automatic Data Processing, Inc. ............... 24,104 $ 7,328,821
Booz Allen Hamilton Holding Corp. , Class C ....... 7,416 806,268
Broadridge Financial Solutions, Inc. ............ 7,144 1,826,149
Equifax, Inc. ............................ 7,492 1,845,280
Jacobs Solutions, Inc. ...................... 7,160 1,047,007
Paychex, Inc. ........................... 19,163 2,672,376
Paycom Software, Inc. ..................... 3,107 705,755
TransUnion ............................. 11,633 1,028,357
Verisk Analytics, Inc. ....................... 8,390 2,249,527
19,509,540
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 17,831 2,890,762
CoStar Group, Inc.
(a) (b)
...................... 25,281 2,262,396
5,153,158
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 8,484 1,661,591
Equity Residential ........................ 21,494 1,421,183
Invitation Homes, Inc. ...................... 34,702 1,085,826
4,168,600
a
Retail REITs  —  0 .1%
Kimco Realty Corp. ....................... 40,505 910,957
Regency Centers Corp. .................... 10,279 745,228
1,656,185
a
Semiconductors & Semiconductor Equipment  —  33 .8%
Advanced Micro Devices, Inc.
(a)
............... 97,011 15,776,899
Analog Devices, Inc. ....................... 29,670 7,456,368
Applied Materials, Inc. ..................... 47,993 7,715,355
Broadcom, Inc. .......................... 267,256 79,479,262
Entegris, Inc. ............................ 9,017 755,083
First Solar, Inc.
(a)
......................... 6,073 1,185,389
Intel Corp.
(a)
............................ 260,968 6,354,571
KLA Corp. .............................. 7,913 6,900,136
Lam Research Corp. ...................... 76,485 7,659,973
Marvell Technology, Inc. .................... 51,573 3,242,137
Microchip Technology, Inc. ................... 32,300 2,099,500
Micron Technology, Inc. ..................... 66,948 7,967,481
Monolithic Power Systems, Inc. ............... 2,852 2,383,587
NVIDIA Corp. ........................... 1,459,338 254,187,493
NXP Semiconductors N.V. ................... 15,114 3,549,523
ON Semiconductor Corp.
(a) (b)
................. 25,051 1,242,279
QUALCOMM, Inc. ........................ 64,687 10,397,141
Teradyne, Inc. ........................... 9,633 1,139,006
Texas Instruments, Inc. ..................... 54,352 11,005,193
430,496,376
a
Software  —  6 .9%
Adobe, Inc.
(a) (b)
........................... 25,350 9,042,345
Atlassian Corp. , Class A
(a)
................... 9,956 1,769,978
Autodesk, Inc.
(a)
.......................... 12,736 4,008,019
Bentley Systems, Inc. , Class B ................ 9,609 534,741
Cadence Design Systems, Inc.
(a)
.............. 16,322 5,719,718
Datadog, Inc. , Class A
(a)
.................... 17,213 2,352,673
Docusign, Inc.
(a)
.......................... 12,071 925,363
Dynatrace, Inc.
(a)
......................... 17,841 902,755
Fair Isaac Corp.
(a)
......................... 1,454 2,212,464
Fortinet, Inc.
(a)
........................... 38,890 3,063,365
Gen Digital, Inc. .......................... 31,738 958,488
HubSpot, Inc.
(a)
.......................... 2,993 1,446,128
Intuit, Inc. .............................. 16,669 11,118,223
Nutanix, Inc. , Class A
(a)
..................... 15,283 1,027,170
Palo Alto Networks, Inc.
(a) (b)
.................. 39,844 7,591,079
PTC, Inc.
(a)
............................. 7,168 1,530,368

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
12
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Roper Technologies, Inc. .................... 6,395 $ 3,365,752
Samsara, Inc. , Class A
(a) (b)
................... 16,969 613,260
ServiceNow, Inc.
(a)
........................ 12,384 11,361,825
Strategy, Inc. , Class A
(a) (b)
................... 15,616 5,222,146
Synopsys, Inc.
(a)
......................... 11,083 6,688,812
Tyler Technologies, Inc.
(a)
................... 2,568 1,445,476
Workday, Inc. , Class A
(a)
.................... 12,874 2,971,577
Zscaler, Inc.
(a)
........................... 6,053 1,676,984
87,548,709
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 28,021 5,712,081
Crown Castle, Inc. ........................ 26,082 2,585,769
Digital Realty Trust, Inc. .................... 20,147 3,377,443
Equinix, Inc. ............................ 5,845 4,595,281
Iron Mountain, Inc. ........................ 17,712 1,635,349
Public Storage ........................... 9,409 2,771,797
SBA Communications Corp. , Class A ............ 6,495 1,330,501
22,008,221
a
Specialty Retail  —  5 .1%
AutoZone, Inc.
(a)
......................... 1,001 4,202,728
Best Buy Co., Inc. ........................ 11,973 881,692
Burlington Stores, Inc.
(a)
.................... 3,779 1,098,480
Carvana Co. , Class A
(a)
..................... 7,286 2,709,809
Dick's Sporting Goods, Inc. .................. 3,374 717,987
Home Depot, Inc. (The) .................... 59,524 24,212,577
Lowe's Companies, Inc. .................... 33,534 8,653,784
O'Reilly Automotive, Inc.
(a)
................... 51,135 5,301,677
Ross Stores, Inc. ......................... 19,514 2,871,680
TJX Companies, Inc. (The) .................. 66,579 9,095,357
Tractor Supply Co. ........................ 31,689 1,957,113
Ulta Beauty, Inc.
(a)
........................ 2,679 1,320,024
Williams-Sonoma, Inc. ..................... 7,364 1,385,831
64,408,739
a
Technology Hardware, Storage & Peripherals  —  0 .7%
Hewlett Packard Enterprise Co. ............... 78,845 1,779,532
NetApp, Inc. ............................ 11,986 1,351,901
Pure Storage, Inc. , Class A
(a) (b)
................ 18,466 1,433,146
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 12,701 $ 2,126,147
Western Digital Corp. ...................... 20,967 1,684,489
8,375,215
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 8,926 1,067,817
Lululemon Athletica, Inc.
(a)
................... 6,513 1,316,929
2,384,746
a
Trading Companies & Distributors  —  0 .5%
Fastenal Co. ............................ 68,387 3,396,098
Ferguson Enterprises, Inc. ................... 11,785 2,724,103
Watsco, Inc. ............................ 2,070 832,927
6,953,128
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 11,729 1,683,229
a
Total Long-Term Investments — 99.8%
(Cost: $ 954,985,978 ) ................................ 1,269,429,510
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 10,183,236 10,188,329
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
............................ 1,973,222 1,973,222
a
Total Short-Term Securities — 1.0%
(Cost: $ 12,159,724 ) ................................. 12,161,551
Total Investments — 100.8%
(Cost: $ 967,145,702 ) ................................ 1,281,591,061
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (9,854,315)
Net Assets — 100.0% ................................. $ 1,271,736,746
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,738,373 $ 454,109
(a)
$ — $ (3,250) $ (903) $ 10,188,329 10,183,236 $ 25,887
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,860,375 112,847
(a)
— — — 1,973,222 1,973,222 84,493 —
BlackRock, Inc. .... 7,774,504 2,086,355 (1,802,678) 431,552 1,433,608 9,923,341 8,804 187,792 —
$ 428,302 $ 1,432,705
$ 22,084,892
$ 298,172 $ —

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2025
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 4 09/19/25 $ 1,295 $ 34,814
E-Mini Technology Select Sector Index ....................................................... 3 09/19/25 794 16,399
$ 51,213
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 51,213 $ — $ — $ — $ 51,213
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 295,054 $ — $ — $ — $ 295,054
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 30,483 $ — $ — $ — $ 30,483
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,266,196
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Advanced MSCI USA ETF
14
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,269,429,510  $ —  $ —  $ 1,269,429,510
Short-Term Securities
Money Market Funds ...................................... 12,161,551  —  —  12,161,551
$ 1,281,591,061  $ —  $ —  $ 1,281,591,061
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 51,213  $ —  $ —  $ 51,213
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2025
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 2,504,431,703  $ 1,259,506,169
Investments, at value — affiliated
(c)
........................................................................ 17,330,702  22,084,892
Cash ............................................................................................ 25,477  —
Cash pledged:
Futures contracts .................................................................................. 427,000  145,000
Receivables:
Securities lending income — affiliated .................................................................... 613  1,446
Capital shares sold ................................................................................. 14,133  —
Dividends — unaffiliated ............................................................................. 2,594,316  555,840
Dividends — affiliated ............................................................................... 11,890  5,974
Total assets .......................................................................................
2,524,835,834  1,282,299,321
LIABILITIES
Collateral on securities loaned ........................................................................... 2,500,650  10,188,594
Payables:
Investments purchased .............................................................................. 346,317  243,730
Investment advisory fees ............................................................................. 169,572  107,831
Variation margin on futures contracts ..................................................................... 40,275  22,420
Total liabilities ......................................................................................
3,056,814  10,562,575
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 2,521,779,020  $ 1,271,736,746
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 1,948,526,856  $ 996,605,308
Accumulated earnings ................................................................................ 573,252,164  275,131,438
NET ASSETS ......................................................................................
$ 2,521,779,020  $ 1,271,736,746
NET ASSET VALUE
Shares outstanding .................................................................................. 33,125,000  22,700,000
Net asset value ..................................................................................... $ 76.13  $ 56.02
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 2,341,415  $ 9,953,828
(b)
Investments, at cost — unaffiliated ...................................................................... $ 1,909,022,042  $ 947,958,103
(c)
Investments, at cost — affiliated ........................................................................ $ 13,691,068  $ 19,187,599

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2025
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 30,376,508  $ 13,553,126
Dividends — affiliated .............................................................................. 405,115  272,285
Interest — unaffiliated .............................................................................. 17,500  7,341
Securities lending income — affiliated — net ............................................................... 28,182  25,887
Foreign taxes withheld ............................................................................. (3,244) (8,019)
Total investment income ..............................................................................
30,824,061  13,850,620
EXPENSES
Investment advisory ............................................................................... 1,869,491  1,249,436
Total expenses .................................................................................... 1,869,491  1,249,436
Net investment income ...............................................................................
28,954,570  12,601,184
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (16,252,868) (10,570,726)
Investments — affiliated ........................................................................... (19,087) (15,639)
Futures contracts ............................................................................... 802,332  295,054
In-kind redemptions — unaffiliated
(a)
................................................................... 205,662,824  108,401,189
In-kind redemptions — affiliated
(a)
.................................................................... 619,214  443,941
190,812,415  98,553,819
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 123,880,413  73,809,941
Investments — affiliated ........................................................................... 1,663,241  1,432,705
Futures contracts ............................................................................... 60,880  30,483
125,604,534  75,273,129
Net realized and unrealized gain ........................................................................
316,416,949  173,826,948
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 345,371,519  $ 186,428,132
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Climate Conscious & Transition MSCI USA
ETF
iShares
ESG Advanced MSCI USA ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 28,954,570  $ 28,236,242  $ 12,601,184  $ 10,460,841
Net realized gain ............................................. 190,812,415  128,603,547  98,553,819  42,107,729
Net change in unrealized appreciation (depreciation) ..................... 125,604,534  347,871,307  75,273,129  208,664,029
Net increase in net assets resulting from operations ........................
345,371,519  504,711,096  186,428,132  261,232,599
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(29,387,183) (30,930,637) (13,211,795) (10,313,476)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
53,817,016  (620,848,490) (38,445,357) 163,052,552
NET ASSETS
Total increase (decrease) in net assets ................................ 369,801,352  (147,068,031) 134,770,980  413,971,675
Beginning of year ...............................................
2,151,977,668  2,299,045,699  1,136,965,766  722,994,091
End of year ...................................................
$ 2,521,779,020  $ 2,151,977,668  $ 1,271,736,746  $ 1,136,965,766
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Climate Conscious & Transition MSCI USA ETF
Year Ended
08/31/25
Year Ended
08/31/24
Period From
06/06/23
(a)
to 08/31/23
Net asset value, beginning of period .......................................................
$ 67.14  $ 53.28  $ 50.07
Net investment income
(b)
............................................................... 0 .87  0 .79  0 .18
Net realized and unrealized gain
(c)
.........................................................
9 .01  13.88  3 .03
Net increase from investment operations ......................................................
9 .88  14.67  3 .21
Distributions from net investment income
(d)
..................................................... ( 0 .89 ) ( 0 .81 ) —
Net asset value, end of period ............................................................
$ 76.13  $ 67.14  $ 53.28
Total Return
(e)
– – –
Based on net asset value ................................................................
14.83% 27.83% 6 .41%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .......................................................................
0 .08% 0 .08% 0 .08%
(h)
Net investment income ..................................................................
1 .24% 1 .36% 1 .48%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................
$ 2,521,779  $ 2,151,978  $ 2,299,046
Portfolio turnover rate
(i)
..................................................................
12% 21% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI USA ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 48.28  $ 36.79  $ 30.93  $ 38.10  $ 29.04
Net investment income
(a)
................................ 0 .51  0 .48  0 .45  0 .42  0 .38
Net realized and unrealized gain (loss)
(b)
......................
7 .76  11.50  5 .85  ( 7 .20 ) 8 .99
Net increase (decrease) from investment operations ...............
8 .27  11.98  6 .30  ( 6 .78 ) 9 .37
Distributions
(c)
– – – – –
From net investment income ............................. ( 0 .53 ) ( 0 .49 ) ( 0 .44 ) ( 0 .39 ) ( 0 .30 )
From net realized gains ................................. —  —  —  —  ( 0 .01 )
Total distributions ......................................
( 0 .53 ) ( 0 .49 ) ( 0 .44 ) ( 0 .39 ) ( 0 .31 )
Net asset value, end of year ..............................
$ 56.02  $ 48.28  $ 36.79  $ 30.93  $ 38.10
Total Return
(d)
– – – – –
Based on net asset value .................................
17.29% 32.83% 20.65% (17.95) % 32.53%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
Net investment income ...................................
1 .01% 1 .15% 1 .39% 1 .23% 1 .09%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,271,737  $ 1,136,966  $ 722,994  $ 589,182  $ 419,105
Portfolio turnover rate
(f)
...................................
9% 19% 12% 24% 29%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2025
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
iShares ETF
Diversification
Classification
Climate Conscious & Transition MSCI USA .................................................................................... Non-diversified
ESG Advanced MSCI USA .............................................................................................. Non-diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net A mount
(b)
Climate Conscious & Transition MSCI USA
J.P. Morgan Securities LLC ..................................... $ 1,814,483  $ (1,814,483) $ —  $ —
Morgan Stanley ............................................. 526,932  (526,932) —  —
$ 2,341,415  $ (2,341,415)
$ —
$ —
a
ESG Advanced MSCI USA
Barclays Bank PLC ........................................... 787,512  (787,512) —  —
Citadel Clearing LLC .......................................... 18,040  (18,040) —  —
J.P. Morgan Securities LLC ..................................... 5,992,833  (5,992,833) —  —
Morgan Stanley ............................................. 1,465,646  (1,465,646) —  —
Toronto-Dominion Bank ........................................ 655,367  (586,185) —  69,182
UBS Securities LLC .......................................... 1,034,430  (1,034,430) —  —
$ 9,953,828  $ (9,884,646)
$ —
$ 69,182
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
Climate Conscious & Transition MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%
ESG Advanced MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
Climate Conscious & Transition MSCI USA .................................................................................. $ 11,771
ESG Advanced MSCI USA ............................................................................................. 10,543

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
For the year ended August 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Climate Conscious & Transition MSCI USA ..............................................
$ 169,018,390  $ 173,884,834  $ (8,435,173)
ESG Advanced MSCI USA .........................................................
43,531,853  38,467,335  (6,580,407)
iShares ETF Purchases Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 282,728,318  $ 287,751,538
ESG Advanced MSCI USA ........................................................................... 112,815,928  111,511,133
iShares ETF In-kind Purchases In-kind Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 785,063,149  $ 725,269,659
ESG Advanced MSCI USA ........................................................................... 235,873,872  274,975,439
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Climate Conscious & Transition MSCI USA .................................................................. $ 206,269,449 $ (206,269,449)
ESG Advanced MSCI USA ............................................................................. 108,754,905 (108,754,905)
iShares ETF
Year Ended
08/31/25
Year Ended
08/31/24
Climate Conscious & Transition MSCI USA
Ordinary income ........................................................................................... $ 29,387,183 $ 30,930,637
ESG Advanced MSCI USA
Ordinary income ........................................................................................... $ 13,211,795 $ 10,313,476
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Climate Conscious & Transition MSCI USA ................................
$ 5,888,821 $ (30,810,493) $ 598,173,836 $ 573,252,164
ESG Advanced MSCI USA ...........................................
2,304,049 (38,953,968) 311,781,357 275,131,438
(a)
Amounts available to offset future realized capital gains.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Climate Conscious & Transition MSCI USA ............................ $ 1,923,584,131  $ 662,394,595  $ (64,216,321) $ 598,178,274
ESG Advanced MSCI USA ....................................... 969,806,406  372,388,782  (60,604,127) 311,784,655

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
08/31/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount
Climate Conscious & Transition MSCI USA
Shares sold ............................................... 11,300,000  $ 786,739,855  6,850,000  $ 388,408,682
Shares redeemed ........................................... (10,225,000) (732,922,839) (17,950,000) (1,009,257,172)
1,075,000  $ 53,817,016  (11,100,000) $ (620,848,490)
ESG Advanced MSCI USA
Shares sold ............................................... 4,600,000  $ 236,803,717  7,850,000  $ 335,482,317
Shares redeemed ........................................... (5,450,000) (275,249,074) (3,950,000) (172,429,765)
(850,000) $ (38,445,357) 3,900,000  $ 163,052,552

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31,
2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Climate Conscious & Transition MSCI USA ETF
  iShares ESG Advanced MSCI USA ETF

Important Tax Information
(unaudited)

2025
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Climate Conscious & Transition MSCI USA ................................................................................... $ 28,782,405
ESG Advanced MSCI USA .............................................................................................. 11,895,924
iShares ETF
Qualified Business
Income
Climate Conscious & Transition MSCI USA ................................................................................... $ 1,384,794
ESG Advanced MSCI USA .............................................................................................. 1,399,627
iShares ETF
Dividends-Received
Deduction
Climate Conscious & Transition MSCI USA ................................................................................... 96 .34%
ESG Advanced MSCI USA .............................................................................................. 86 .28

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2025
iShares Annual Financial Statements and Additional Information
iShares Climate Conscious & Transition MSCI USA ETF, iShares ESG Advanced MSCI USA ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ
iShares ESG Aware MSCI USA Growth ETF | EGUS | Cboe BZX Exchange
iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX Exchange
iShares ESG Aware MSCI USA Value ETF | EVUS | Cboe BZX Exchange
iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
iShares Paris-Aligned Climate Optimized MSCI USA ETF | PABU | NASDAQ

Page
2

Important Tax Information
(unaudited)
................................................................................................. 63

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a)
..................... 37,283 $ 27,861,213
General Electric Co. ....................... 239,385 65,878,752
Howmet Aerospace, Inc. .................... 106,934 18,617,209
L3Harris Technologies, Inc. .................. 63,857 17,727,980
Northrop Grumman Corp. ................... 39,476 23,292,419
Rocket Lab Corp.
(a) (b)
...................... 331,302 16,101,277
RTX Corp. ............................. 327,659 51,966,718
221,445,568
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 116,416 14,982,739
Expeditors International of Washington, Inc. ....... 249,190 30,037,363
45,020,102
a
Automobiles  —  1 .8%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,175,500 15,951,535
Tesla, Inc.
(a)
............................. 723,297 241,487,169
257,438,704
a
Banks  —  3 .3%
Bank of America Corp. ..................... 1,839,766 93,349,727
Citigroup, Inc. ........................... 473,949 45,769,255
Huntington Bancshares, Inc. ................. 881,276 15,695,525
JPMorgan Chase & Co. .................... 672,805 202,796,883
PNC Financial Services Group, Inc. (The) ........ 216,407 44,891,468
U.S. Bancorp ........................... 678,649 33,138,431
Wells Fargo & Co. ........................ 393,121 32,306,684
467,947,973
a
Beverages  —  1 .1%
Coca-Cola Co. (The) ...................... 1,242,640 85,729,734
Keurig Dr Pepper, Inc. ..................... 411,270 11,963,844
Molson Coors Beverage Co. , Class B ........... 304,341 15,366,177
PepsiCo, Inc. ........................... 253,868 37,737,478
150,797,233
a
Biotechnology  —  1 .9%
AbbVie, Inc. ............................ 465,846 98,013,998
Alnylam Pharmaceuticals, Inc.
(a)
............... 38,937 17,385,760
Amgen, Inc. ............................ 127,728 36,748,623
Gilead Sciences, Inc. ...................... 540,091 61,014,080
Regeneron Pharmaceuticals, Inc. .............. 25,067 14,556,407
Vertex Pharmaceuticals, Inc.
(a)
................ 91,083 35,615,275
263,334,143
a
Broadline Retail  —  4 .1%
Amazon.com, Inc.
(a)
....................... 2,326,320 532,727,280
eBay, Inc. .............................. 143,954 13,043,672
MercadoLibre, Inc.
(a) (b)
...................... 15,741 38,926,076
584,697,028
a
Building Products  —  0 .8%
Carrier Global Corp. ....................... 270,403 17,630,276
Johnson Controls International PLC ............ 244,250 26,107,882
Lennox International, Inc. ................... 27,175 15,159,845
Trane Technologies PLC .................... 128,586 53,440,342
112,338,345
a
Capital Markets  —  3 .9%
Bank of New York Mellon Corp. (The) ........... 476,067 50,272,675
BlackRock, Inc.
(c)
......................... 18,272 20,595,102
Cboe Global Markets, Inc. ................... 89,581 21,136,637
Charles Schwab Corp. (The) ................. 354,369 33,962,725
Coinbase Global, Inc. , Class A
(a)
............... 43,777 13,331,848
Security Shares Value
a
Capital Markets (continued)
FactSet Research Systems, Inc. ............... 38,462 $ 14,358,634
Goldman Sachs Group, Inc. (The) ............. 97,886 72,949,541
Intercontinental Exchange, Inc. ............... 232,738 41,101,531
Moody's Corp. ........................... 77,055 39,279,557
Morgan Stanley .......................... 472,849 71,154,318
Nasdaq, Inc. ............................ 337,138 31,940,454
Raymond James Financial, Inc. ............... 148,067 25,088,472
Robinhood Markets, Inc. , Class A
(a)
............. 195,962 20,385,927
S&P Global, Inc. ......................... 133,223 73,064,822
State Street Corp. ........................ 164,519 18,914,749
547,536,992
a
Chemicals  —  1 .0%
Ecolab, Inc. ............................ 207,691 57,538,715
Linde PLC ............................. 93,918 44,920,040
PPG Industries, Inc. ....................... 201,842 22,450,886
Sherwin-Williams Co. (The) .................. 38,650 14,139,329
139,048,970
a
Commercial Services & Supplies  —  0 .3%
Veralto Corp. ............................ 342,520 36,372,199
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 319,196 43,586,214
Cisco Systems, Inc. ....................... 1,067,247 73,736,095
F5, Inc.
(a)
.............................. 44,805 14,030,238
Motorola Solutions, Inc. .................... 64,058 30,264,842
161,617,389
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 27,179 16,850,980
a
Construction Materials  —  0 .4%
CRH PLC .............................. 489,287 55,264,967
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 227,599 75,398,997
Capital One Financial Corp. .................. 161,178 36,622,865
Synchrony Financial ....................... 228,557 17,448,041
129,469,903
a
Consumer Staples Distribution & Retail  —  1 .2%
Costco Wholesale Corp. .................... 97,076 91,573,732
Dollar General Corp. ...................... 123,876 13,472,754
Dollar Tree, Inc.
(a)
......................... 143,747 15,692,860
Kroger Co. (The) ......................... 205,985 13,974,022
Sysco Corp. ............................ 176,387 14,193,862
Target Corp. ............................ 193,927 18,613,114
167,520,344
a
Containers & Packaging  —  0 .3%
Ball Corp. .............................. 330,466 17,395,730
Crown Holdings, Inc. ...................... 141,384 14,050,742
International Paper Co. ..................... 297,016 14,755,755
46,202,227
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 102,984 14,348,761
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 1,212,494 35,513,949
Verizon Communications, Inc. ................ 1,154,526 51,064,685
86,578,634
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electric Utilities  —  1 .0%
Constellation Energy Corp. .................. 71,856 $ 22,130,211
Eversource Energy ....................... 407,812 26,128,515
Exelon Corp. ............................ 895,215 39,102,991
NextEra Energy, Inc. ...................... 692,110 49,866,525
137,228,242
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 58,921 20,571,678
GE Vernova, Inc.
(b)
........................ 78,814 48,310,618
Rockwell Automation, Inc. ................... 40,864 14,033,923
82,916,219
a
Electronic Equipment, Instruments & Components  —  0 .1%
Keysight Technologies, Inc.
(a)
................. 125,695 20,542,334
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 641,237 29,112,160
a
Entertainment  —  1 .5%
Electronic Arts, Inc. ....................... 94,451 16,240,849
Netflix, Inc.
(a)
............................ 96,447 116,532,088
ROBLOX Corp. , Class A
(a) (b)
.................. 113,468 14,136,978
Walt Disney Co. (The) ..................... 377,626 44,703,366
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 1,205,620 14,033,417
205,646,698
a
Financial Services  —  3 .3%
Berkshire Hathaway, Inc. , Class B
(a)
............ 201,914 101,558,704
Fiserv, Inc.
(a)
............................ 182,349 25,196,985
Mastercard, Inc. , Class A .................... 261,677 155,773,701
PayPal Holdings, Inc.
(a)
..................... 222,323 15,604,851
Visa, Inc. , Class A ........................ 490,111 172,411,248
470,545,489
a
Food Products  —  1 .2%
Archer-Daniels-Midland Co. .................. 273,372 17,124,022
Bunge Global SA ......................... 219,336 18,472,478
General Mills, Inc. ........................ 1,069,629 52,764,799
Kellanova .............................. 506,145 40,238,527
Kraft Heinz Co. (The) ...................... 833,592 23,315,568
McCormick & Co., Inc. , NVS ................. 201,907 14,208,196
166,123,590
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 85,445 14,194,978
a
Ground Transportation  —  0 .9%
CSX Corp. ............................. 421,731 13,710,475
JB Hunt Transport Services, Inc. .............. 97,957 14,202,785
Uber Technologies, Inc.
(a)
................... 488,921 45,836,344
Union Pacific Corp. ....................... 208,445 46,602,049
120,351,653
a
Health Care Equipment & Supplies  —  1 .7%
Abbott Laboratories ....................... 214,756 28,489,531
Boston Scientific Corp.
(a)
.................... 152,998 16,141,289
Edwards Lifesciences Corp.
(a)
................ 336,553 27,375,221
IDEXX Laboratories, Inc.
(a)
................... 55,821 36,121,211
Insulet Corp.
(a)
........................... 44,969 15,284,064
Intuitive Surgical, Inc.
(a)
..................... 88,723 41,992,152
STERIS PLC ............................ 145,906 35,755,724
Stryker Corp. ........................... 67,241 26,318,800
Zimmer Biomet Holdings, Inc. ................ 138,077 14,649,970
242,127,962
a
Security Shares Value
a
Health Care Providers & Services  —  2 .0%
Cardinal Health, Inc. ....................... 260,858 $ 38,810,453
Cencora, Inc. ........................... 98,628 28,760,911
Cigna Group (The) ........................ 78,453 23,604,154
CVS Health Corp. ........................ 212,153 15,518,992
Elevance Health, Inc. ...................... 100,768 32,109,723
HCA Healthcare, Inc. ...................... 36,137 14,597,903
Humana, Inc. ........................... 50,306 15,275,920
Labcorp Holdings, Inc. ..................... 52,506 14,596,143
McKesson Corp. ......................... 37,258 25,582,833
Quest Diagnostics, Inc. ..................... 91,670 16,650,939
UnitedHealth Group, Inc. .................... 183,446 56,844,412
282,352,383
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 283,512 47,709,399
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 65,014 17,501,769
a
Hotels, Restaurants & Leisure  —  1 .6%
Booking Holdings, Inc. ..................... 9,165 51,315,293
Chipotle Mexican Grill, Inc.
(a)
................. 390,752 16,466,289
DoorDash, Inc. , Class A
(a)
................... 71,021 17,417,900
Flutter Entertainment PLC , Class DI
(a)
........... 102,449 31,469,259
Hilton Worldwide Holdings, Inc. ............... 51,968 14,346,286
Las Vegas Sands Corp. .................... 263,034 15,158,650
McDonald's Corp. ........................ 140,286 43,985,273
Royal Caribbean Cruises Ltd. ................ 52,678 19,133,703
Starbucks Corp. .......................... 239,490 21,120,623
230,413,276
a
Household Durables  —  0 .1%
DR Horton, Inc. .......................... 87,574 14,842,042
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 152,811 14,235,873
Clorox Co. (The) ......................... 158,358 18,717,916
Colgate-Palmolive Co. ..................... 358,927 30,174,993
Kimberly-Clark Corp. ...................... 283,640 36,629,269
Procter & Gamble Co. (The) ................. 730,175 114,666,682
214,424,733
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 302,064 46,980,014
Honeywell International, Inc. ................. 241,428 52,993,446
99,973,460
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 225,601 25,668,882
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 212,321 22,688,622
Allstate Corp. (The) ....................... 68,709 13,978,846
Aon PLC , Class A ........................ 38,574 14,156,658
Arch Capital Group Ltd. .................... 221,733 20,295,221
Hartford Insurance Group, Inc. (The) ............ 417,436 55,230,957
Marsh & McLennan Companies, Inc. ............ 158,852 32,693,330
MetLife, Inc. ............................ 403,313 32,813,546
Progressive Corp. (The) .................... 126,881 31,347,220
Prudential Financial, Inc. .................... 483,025 52,968,522
Travelers Companies, Inc. (The) ............... 154,633 41,984,406
Willis Towers Watson PLC ................... 42,657 13,939,881
332,097,209
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Interactive Media & Services  —  6 .6%
Alphabet, Inc. , Class A ..................... 63,602 $ 13,541,502
Alphabet, Inc. , Class C , NVS ................. 2,580,570 551,029,112
Meta Platforms, Inc. , Class A ................. 507,992 375,253,690
939,824,304
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 163,428 42,486,377
Akamai Technologies, Inc.
(a)
.................. 189,962 15,031,693
Cloudflare, Inc. , Class A
(a) (b)
.................. 73,233 15,284,459
Gartner, Inc.
(a)
........................... 64,449 16,188,944
GoDaddy, Inc. , Class A
(a)
.................... 98,257 14,572,496
International Business Machines Corp. .......... 284,832 69,353,744
MongoDB, Inc. , Class A
(a)
................... 69,568 21,956,357
Okta, Inc. , Class A
(a)
....................... 159,538 14,800,340
Snowflake, Inc.
(a) (b)
........................ 77,225 18,430,519
Twilio, Inc. , Class A
(a)
...................... 140,664 14,855,525
242,960,454
a
Life Sciences Tools & Services  —  1 .0%
Agilent Technologies, Inc. ................... 118,615 14,905,161
Danaher Corp. .......................... 181,027 37,258,977
IQVIA Holdings, Inc.
(a) (b)
..................... 131,694 25,128,532
Mettler-Toledo International, Inc.
(a)
............. 15,985 20,797,124
Revvity, Inc. ............................ 171,546 15,458,010
Waters Corp.
(a)
.......................... 48,411 14,610,440
West Pharmaceutical Services, Inc. ............ 57,624 14,230,247
142,388,491
a
Machinery  —  1 .8%
Caterpillar, Inc. .......................... 134,524 56,370,937
CNH Industrial N.V. ....................... 1,542,542 17,662,106
Cummins, Inc. ........................... 111,537 44,440,802
Deere & Co. ............................ 78,716 37,676,626
Ingersoll Rand, Inc. ....................... 177,181 14,073,487
Parker-Hannifin Corp. ...................... 33,542 25,470,118
Pentair PLC ............................ 346,883 37,300,329
Xylem, Inc. ............................. 196,952 27,880,525
260,874,930
a
Media  —  0 .2%
Comcast Corp. , Class A .................... 666,600 22,644,402
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 389,423 28,973,071
Nucor Corp. ............................ 98,384 14,632,652
Steel Dynamics, Inc. ....................... 111,439 14,589,594
58,195,317
a
Multi-Utilities  —  0 .9%
CMS Energy Corp. ........................ 199,004 14,242,716
Dominion Energy, Inc. ...................... 422,863 25,329,494
NiSource, Inc. ........................... 1,155,928 48,861,077
Public Service Enterprise Group, Inc. ........... 334,312 27,523,907
Sempra ............................... 172,615 14,251,094
130,208,288
a
Oil, Gas & Consumable Fuels  —  3 .0%
Cheniere Energy, Inc. ...................... 157,098 37,989,438
Chevron Corp. ........................... 152,817 24,542,410
ConocoPhillips .......................... 484,215 47,922,759
Diamondback Energy, Inc. ................... 239,298 35,597,970
EOG Resources, Inc. ...................... 196,334 24,506,410
EQT Corp. ............................. 441,953 22,910,844
Exxon Mobil Corp. ........................ 654,442 74,796,176
Kinder Morgan, Inc. ....................... 1,673,382 45,147,846
ONEOK, Inc. ............................ 497,799 38,021,888
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Phillips 66 .............................. 116,114 $ 15,510,508
Targa Resources Corp. ..................... 119,499 20,047,152
Williams Companies, Inc. (The) ............... 663,979 38,431,105
425,424,506
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 260,405 16,087,821
a
Personal Care Products  —  0 .1%
Kenvue, Inc. ............................ 673,853 13,955,496
a
Pharmaceuticals  —  2 .7%
Bristol-Myers Squibb Co. .................... 449,992 21,230,623
Eli Lilly & Co. ........................... 207,551 152,047,712
Johnson & Johnson ....................... 514,267 91,112,684
Merck & Co., Inc. ......................... 548,081 46,104,574
Pfizer, Inc. ............................. 566,790 14,033,720
Royalty Pharma PLC , Class A ................ 391,287 14,078,506
Zoetis, Inc. , Class A ....................... 275,526 43,092,266
381,700,085
a
Professional Services  —  1 .2%
Automatic Data Processing, Inc. ............... 232,019 70,545,377
Broadridge Financial Solutions, Inc. ............ 144,103 36,835,609
Jacobs Solutions, Inc. ...................... 215,758 31,550,292
Paychex, Inc. ........................... 125,048 17,438,569
TransUnion ............................. 157,549 13,927,332
170,297,179
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 187,710 30,431,545
a
Semiconductors & Semiconductor Equipment  —  13 .0%
Advanced Micro Devices, Inc.
(a)
............... 423,999 68,954,957
Analog Devices, Inc. ....................... 208,503 52,398,889
Applied Materials, Inc. ..................... 337,839 54,310,998
Broadcom, Inc. .......................... 1,135,359 337,644,413
Intel Corp.
(a)
............................ 1,286,264 31,320,528
KLA Corp. .............................. 16,665 14,531,880
Lam Research Corp. ...................... 373,430 37,399,014
Marvell Technology, Inc. .................... 263,344 16,555,121
Micron Technology, Inc. ..................... 255,168 30,367,544
NVIDIA Corp. ........................... 6,153,553 1,071,825,862
NXP Semiconductors N.V. ................... 140,161 32,916,811
QUALCOMM, Inc. ........................ 210,597 33,849,256
Texas Instruments, Inc. ..................... 299,499 60,642,557
1,842,717,830
a
Software  —  11 .8%
Adobe, Inc.
(a)
............................ 144,604 51,580,247
AppLovin Corp. , Class A
(a)
................... 49,434 23,658,618
Atlassian Corp. , Class A
(a)
................... 86,267 15,336,547
Autodesk, Inc.
(a)
.......................... 142,281 44,775,831
Cadence Design Systems, Inc.
(a)
.............. 86,097 30,170,972
Crowdstrike Holdings, Inc. , Class A
(a)
............ 34,387 14,569,772
Dynatrace, Inc.
(a) (b)
........................ 298,653 15,111,842
Fair Isaac Corp.
(a)
......................... 10,739 16,340,892
HubSpot, Inc.
(a)
.......................... 32,982 15,935,913
Intuit, Inc. .............................. 103,220 68,847,740
Microsoft Corp. .......................... 1,755,449 889,468,454
Oracle Corp. ............................ 418,358 94,603,294
Palantir Technologies, Inc. , Class A
(a)
........... 531,579 83,303,745
Palo Alto Networks, Inc.
(a) (b)
.................. 272,653 51,945,849
PTC, Inc.
(a) (b)
............................ 75,964 16,218,314
Salesforce, Inc. .......................... 282,761 72,457,506
ServiceNow, Inc.
(a) (b)
....................... 81,619 74,882,168

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Strategy, Inc. , Class A
(a) (b)
................... 62,515 $ 20,905,641
Synopsys, Inc.
(a) (b)
........................ 60,827 36,710,311
Workday, Inc. , Class A
(a) (b)
................... 76,118 17,569,557
Zscaler, Inc.
(a)
........................... 52,173 14,454,530
1,668,847,743
a
Specialized REITs  —  1 .4%
American Tower Corp. ..................... 239,126 48,745,835
Crown Castle, Inc. ........................ 342,608 33,966,157
Digital Realty Trust, Inc. .................... 248,283 41,622,162
Equinix, Inc. ............................ 60,021 47,187,910
Iron Mountain, Inc. ........................ 155,671 14,373,104
SBA Communications Corp. , Class A ............ 75,124 15,389,151
201,284,319
a
Specialty Retail  —  2 .0%
Best Buy Co., Inc. ........................ 197,693 14,558,112
Carvana Co. , Class A
(a) (b)
.................... 41,393 15,394,885
Home Depot, Inc. (The) .................... 299,722 121,917,918
Lowe's Companies, Inc. .................... 187,482 48,381,605
O'Reilly Automotive, Inc.
(a)
................... 139,344 14,447,186
TJX Companies, Inc. (The) .................. 104,919 14,332,985
Tractor Supply Co. ........................ 492,404 30,410,871
Ulta Beauty, Inc.
(a)
........................ 26,967 13,287,450
Williams-Sonoma, Inc. ..................... 90,387 17,009,929
289,740,941
a
Technology Hardware, Storage & Peripherals  —  6 .6%
Apple, Inc. ............................. 3,662,195 850,141,947
Hewlett Packard Enterprise Co. ............... 939,876 21,213,001
NetApp, Inc. ............................ 218,520 24,646,871
Seagate Technology Holdings PLC ............. 91,152 15,258,845
Western Digital Corp. ...................... 295,349 23,728,339
934,989,003
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 137,119 $ 16,403,546
Tapestry, Inc. ............................ 148,909 15,161,914
31,565,460
a
Trading Companies & Distributors  —  0 .6%
Ferguson Enterprises, Inc. ................... 68,073 15,735,074
United Rentals, Inc. ....................... 20,608 19,708,255
WW Grainger, Inc. ........................ 45,843 46,461,880
81,905,209
a
Water Utilities  —  0 .1%
Essential Utilities, Inc. ...................... 364,442 14,399,103
a
Total Long-Term Investments — 99.8%
(Cost: $ 10,756,547,330 ) .............................. 14,158,045,366
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 66,007,590 66,040,594
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
............................ 23,405,195 23,405,195
a
Total Short-Term Securities — 0.6%
(Cost: $ 89,432,364 ) ................................. 89,445,789
Total Investments — 100.4%
(Cost: $ 10,845,979,694 ) .............................. 14,247,491,155
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (51,926,816)
Net Assets — 100.0% ................................. $ 14,195,564,339
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 66,633,146 $ — $ (590,670)
(a)
$ 5,134 $ (7,016) $ 66,040,594 66,007,590 $ 130,452
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 41,297,684 — (17,892,489)
(a)
— — 23,405,195 23,405,195 1,350,445 —
BlackRock, Inc. .... 13,731,861 7,942,195 (4,972,109) 1,367,652 2,525,503 20,595,102 18,272 315,878 —
$ 1,372,786 $ 2,518,487
$ 110,040,891
$ 1,796,775 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2025
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 105 09/19/25 $ 33,982 $ 1,077,130
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,077,130 $ — $ — $ — $ 1,077,130
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 4,727,165 $ — $ — $ — $ 4,727,165
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (36,098) $ — $ — $ — $ (36,098)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 47,613,859
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA ETF
8
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,158,045,366  $ —  $ —  $ 14,158,045,366
Short-Term Securities
Money Market Funds ...................................... 89,445,789  —  —  89,445,789
$ 14,247,491,155  $ —  $ —  $ 14,247,491,155
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,077,130  $ —  $ —  $ 1,077,130
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .4%
Axon Enterprise, Inc.
(a)
..................... 121 $ 90,422
General Electric Co. ....................... 496 136,499
Howmet Aerospace, Inc. .................... 246 42,829
Rocket Lab Corp.
(a)
....................... 515 25,029
294,779
a
Automobiles  —  3 .2%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,822 24,725
Tesla, Inc.
(a)
............................. 2,014 672,414
697,139
a
Biotechnology  —  1 .3%
Alnylam Pharmaceuticals, Inc.
(a)
............... 97 43,311
Gilead Sciences, Inc. ...................... 1,248 140,987
Vertex Pharmaceuticals, Inc.
(a)
................ 218 85,242
269,540
a
Broadline Retail  —  5 .4%
Amazon.com, Inc.
(a)
....................... 4,545 1,040,805
MercadoLibre, Inc.
(a)
....................... 50 123,646
1,164,451
a
Building Products  —  1 .3%
Lennox International, Inc. ................... 141 78,658
Trane Technologies PLC .................... 501 208,216
286,874
a
Capital Markets  —  1 .8%
Charles Schwab Corp. (The) ................. 575 55,108
LPL Financial Holdings, Inc. .................. 65 23,691
Moody's Corp. ........................... 265 135,087
Robinhood Markets, Inc. , Class A
(a)
............. 524 54,512
S&P Global, Inc. ......................... 221 121,205
389,603
a
Chemicals  —  0 .8%
Ecolab, Inc. ............................ 656 181,738
a
Commercial Services & Supplies  —  0 .7%
Veralto Corp. ............................ 1,420 150,790
a
Communications Equipment  —  1 .3%
Arista Networks, Inc.
(a)
..................... 1,006 137,369
F5, Inc.
(a)
.............................. 173 54,173
Motorola Solutions, Inc. .................... 171 80,791
272,333
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 104 64,480
a
Consumer Staples Distribution & Retail  —  0 .7%
Costco Wholesale Corp. .................... 156 147,158
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 86 26,486
a
Electrical Equipment  —  0 .7%
GE Vernova, Inc. ......................... 228 139,757
a
Entertainment  —  1 .3%
Netflix, Inc.
(a)
............................ 222 268,232
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,952 22,721
290,953
a
Security Shares Value
a
Financial Services  —  4 .5%
Equitable Holdings, Inc. .................... 177 $ 9,427
Fiserv, Inc.
(a)
............................ 241 33,301
Mastercard, Inc. , Class A .................... 756 450,039
Visa, Inc. , Class A ........................ 1,378 484,753
977,520
a
Ground Transportation  —  0 .5%
Uber Technologies, Inc.
(a)
................... 1,229 115,219
a
Health Care Equipment & Supplies  —  1 .2%
Edwards Lifesciences Corp.
(a)
................ 703 57,182
IDEXX Laboratories, Inc.
(a)
................... 198 128,124
Intuitive Surgical, Inc.
(a)
..................... 162 76,674
261,980
a
Health Care Providers & Services  —  0 .3%
McKesson Corp. ......................... 99 67,977
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 194 52,225
a
Hotels, Restaurants & Leisure  —  1 .7%
Booking Holdings, Inc. ..................... 24 134,377
Chipotle Mexican Grill, Inc.
(a)
................. 948 39,949
DoorDash, Inc. , Class A
(a)
................... 116 28,449
Flutter Entertainment PLC , Class DI
(a)
........... 342 105,052
Royal Caribbean Cruises Ltd. ................ 137 49,761
357,588
a
Household Products  —  0 .3%
Colgate-Palmolive Co. ..................... 780 65,575
a
Insurance  —  0 .4%
Arch Capital Group Ltd. .................... 571 52,264
Progressive Corp. (The) .................... 110 27,176
79,440
a
Interactive Media & Services  —  7 .2%
Alphabet, Inc. , Class A ..................... 4,049 862,072
Alphabet, Inc. , Class C , NVS ................. 3,239 691,624
1,553,696
IT Services  —  1 .1%
Cloudflare, Inc. , Class A
(a)
................... 163 34,020
Gartner, Inc.
(a)
........................... 283 71,087
GoDaddy, Inc. , Class A
(a)
.................... 179 26,547
MongoDB, Inc. , Class A
(a)
................... 109 34,402
Okta, Inc. , Class A
(a)
....................... 397 36,830
Snowflake, Inc.
(a)
......................... 181 43,197
246,083
a
Life Sciences Tools & Services  —  0 .4%
Mettler-Toledo International, Inc.
(a)
............. 50 65,052
Waters Corp.
(a)
.......................... 98 29,576
94,628
a
Oil, Gas & Consumable Fuels  —  1 .0%
Cheniere Energy, Inc. ...................... 451 109,061
EQT Corp. ............................. 892 46,241
Targa Resources Corp. ..................... 346 58,045
213,347
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 814 50,289
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
10
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Pharmaceuticals  —  2 .3%
Eli Lilly & Co. ........................... 545 $ 399,256
Zoetis, Inc. , Class A ....................... 639 99,940
499,196
a
Professional Services  —  1 .3%
Automatic Data Processing, Inc. ............... 565 171,788
Broadridge Financial Solutions, Inc. ............ 463 118,352
290,140
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 592 95,975
a
Semiconductors & Semiconductor Equipment  —  20 .4%
Advanced Micro Devices, Inc.
(a)
............... 1,268 206,215
Broadcom, Inc. .......................... 3,284 976,629
First Solar, Inc.
(a)
......................... 123 24,008
KLA Corp. .............................. 77 67,144
Marvell Technology, Inc. .................... 949 59,659
Monolithic Power Systems, Inc. ............... 27 22,565
NVIDIA Corp. ........................... 17,637 3,072,013
4,428,233
a
Software  —  20 .5%
Adobe, Inc.
(a)
............................ 448 159,802
AppLovin Corp. , Class A
(a)
................... 118 56,474
Atlassian Corp. , Class A
(a)
................... 183 32,534
Autodesk, Inc.
(a)
.......................... 639 201,093
Bentley Systems, Inc. , Class B ................ 560 31,164
Cadence Design Systems, Inc.
(a)
.............. 259 90,761
Crowdstrike Holdings, Inc. , Class A
(a)
............ 52 22,032
Datadog, Inc. , Class A
(a)
.................... 179 24,466
Dynatrace, Inc.
(a)
......................... 473 23,934
Fair Isaac Corp.
(a)
......................... 23 34,998
HubSpot, Inc.
(a)
.......................... 61 29,473
Intuit, Inc. .............................. 331 220,777
Microsoft Corp. .......................... 4,912 2,488,861
Nutanix, Inc. , Class A
(a)
..................... 398 26,749
Palantir Technologies, Inc. , Class A
(a)
........... 1,456 228,170
Palo Alto Networks, Inc.
(a)
................... 965 183,852
PTC, Inc.
(a)
............................. 260 55,510
ServiceNow, Inc.
(a)
........................ 278 255,054
Strategy, Inc. , Class A
(a) (b)
................... 165 55,178
Synopsys, Inc.
(a)
......................... 181 109,237
Workday, Inc. , Class A
(a)
.................... 221 51,011
Zscaler, Inc.
(a)
........................... 205 56,795
4,437,925
a
Security Shares Value
a
Specialized REITs  —  0 .8%
Equinix, Inc. ............................ 152 $ 119,501
SBA Communications Corp. , Class A ............ 253 51,827
171,328
a
Specialty Retail  —  0 .4%
Burlington Stores, Inc.
(a)
.................... 80 23,254
Carvana Co. , Class A
(a)
..................... 89 33,101
Ulta Beauty, Inc.
(a)
........................ 70 34,491
90,846
a
Technology Hardware, Storage & Peripherals  —  11 .1%
Apple, Inc. ............................. 10,208 2,369,685
Pure Storage, Inc. , Class A
(a)
................. 385 29,880
2,399,565
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a)
.................... 492 58,858
Tapestry, Inc. ............................ 567 57,732
116,590
a
Trading Companies & Distributors  —  0 .9%
WW Grainger, Inc. ........................ 192 194,592
a
Total Long-Term Investments — 97.9%
(Cost: $ 18,919,602 ) ................................. 21,236,038
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 46,677 46,700
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
............................ 17,225 17,225
a
Total Short-Term Securities — 0.3%
(Cost: $ 63,923 ) .................................... 63,925
Total Investments — 98.2%
(Cost: $ 18,983,525 ) ................................. 21,299,963
Other Assets Less Liabilities — 1 .8% ..................... 388,960
Net Assets — 100.0% ................................. $ 21,688,923
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 46,714 $ 305
(a)
$ — $ (321) $ 2 $ 46,700 46,677 $ 159
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 10,722 6,503
(a)
— — — 17,225 17,225 1,081 —
$ (321) $ 2
$ 63,925
$ 1,240 $ —

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(continued)
August 31, 2025
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 38 09/19/25 $ 450 $ (138)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 138 $ — $ — $ — $ 138
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 3,862 $ — $ — $ — $ 3,862
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (138) $ — $ — $ — $ (138)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 128,548
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA Growth ETF
12
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,236,038  $ —  $ —  $ 21,236,038
Short-Term Securities
Money Market Funds ...................................... 63,925  —  —  63,925
$ 21,299,963  $ —  $ —  $ 21,299,963
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (138) $ —  $ —  $ (138)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .4%
AAR Corp.
(a)
............................ 14,936 $ 1,130,058
AeroVironment, Inc.
(a)
...................... 12,790 3,086,866
Archer Aviation, Inc. , Class A
(a) (b)
............... 188,807 1,689,823
ATI, Inc.
(a)
.............................. 54,408 4,218,796
Curtiss-Wright Corp. ....................... 12,558 6,004,608
Ducommun, Inc.
(a)
........................ 15,822 1,443,283
Hexcel Corp. ............................ 33,711 2,128,850
Huntington Ingalls Industries, Inc. .............. 15,425 4,176,936
Karman Holdings, Inc.
(a)
.................... 26,434 1,411,840
Kratos Defense & Security Solutions, Inc.
(a)
....... 67,960 4,474,486
Leonardo DRS, Inc. ....................... 66,854 2,785,138
Mercury Systems, Inc.
(a) (b)
................... 35,826 2,420,046
Moog, Inc. , Class A ....................... 13,568 2,657,293
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 33,327 1,386,070
V2X, Inc.
(a)
............................. 18,863 1,084,622
VSE Corp. ............................. 10,180 1,653,232
Woodward, Inc. .......................... 22,737 5,611,946
47,363,893
a
Air Freight & Logistics  —  0 .1%
GXO Logistics, Inc.
(a)
...................... 46,123 2,428,376
a
Automobile Components  —  1 .1%
BorgWarner, Inc. ......................... 99,805 4,267,662
Dana, Inc. .............................. 51,614 1,040,538
Dorman Products, Inc.
(a) (b)
................... 6,171 998,406
Gentherm, Inc.
(a)
......................... 27,474 1,010,219
Goodyear Tire & Rubber Co. (The)
(a)
............ 133,402 1,131,249
LCI Industries ........................... 16,305 1,718,873
Lear Corp. ............................. 29,044 3,194,840
Mobileye Global, Inc. , Class A
(a) (b)
.............. 69,035 967,180
Modine Manufacturing Co.
(a) (b)
................ 21,706 2,954,838
QuantumScape Corp. , Class A
(a)
............... 125,145 992,400
Standard Motor Products, Inc. ................ 28,941 1,123,200
Visteon Corp. ........................... 20,496 2,540,684
XPEL, Inc.
(a)
............................ 25,522 948,398
22,888,487
a
Automobiles  —  0 .4%
Harley-Davidson, Inc. ...................... 127,217 3,704,559
Lucid Group, Inc.
(a) (b)
....................... 589,466 1,167,142
Thor Industries, Inc. ....................... 15,105 1,655,508
Winnebago Industries, Inc. .................. 33,062 1,189,571
7,716,780
a
Banks  —  7 .0%
Amalgamated Financial Corp. ................ 41,016 1,184,952
Ameris Bancorp .......................... 23,778 1,742,452
Associated Banc-Corp. ..................... 96,354 2,598,667
Atlantic Union Bankshares Corp. .............. 39,870 1,424,555
Banc of California, Inc. ..................... 85,990 1,454,951
Bancorp, Inc. (The)
(a)
...................... 25,079 1,912,023
Bank of Hawaii Corp. ...................... 21,800 1,485,016
Bank OZK ............................. 39,901 2,093,605
BankUnited, Inc. ......................... 38,015 1,489,808
Banner Corp. ........................... 43,991 2,948,717
Beacon Financial Corp. ..................... 136,883 3,576,753
Cadence Bank .......................... 88,041 3,313,863
Camden National Corp. .................... 44,339 1,813,022
Central Pacific Financial Corp. ................ 87,208 2,731,355
Columbia Banking System, Inc. ............... 80,018 2,142,082
Comerica, Inc. ........................... 54,218 3,826,706
Commerce Bancshares, Inc. ................. 38,628 2,392,618
Security Shares Value
a
Banks (continued)
Community Financial System, Inc. ............. 23,065 $ 1,381,363
Cullen/Frost Bankers, Inc. ................... 13,437 1,733,776
Customers Bancorp, Inc.
(a)
................... 14,840 1,063,880
CVB Financial Corp. ....................... 87,717 1,765,743
East West Bancorp, Inc. .................... 58,889 6,191,589
Enterprise Financial Services Corp. ............ 28,334 1,735,174
First BanCorp ........................... 121,234 2,695,032
First Busey Corp. ......................... 41,449 1,023,790
First Financial Bancorp ..................... 38,827 1,028,139
First Financial Bankshares, Inc. ............... 26,546 986,715
First Horizon Corp. ........................ 177,720 4,016,472
First Interstate BancSystem, Inc. , Class A ........ 56,606 1,852,148
Flagstar Financial, Inc. ..................... 89,829 1,151,608
Fulton Financial Corp. ...................... 128,491 2,526,133
Glacier Bancorp, Inc. ...................... 76,388 3,754,470
Hancock Whitney Corp. .................... 22,716 1,429,291
Hanmi Financial Corp. ..................... 41,793 1,051,512
Heritage Commerce Corp. ................... 99,041 1,023,094
Horizon Bancorp, Inc. ...................... 61,492 1,036,755
Independent Bank Corp. .................... 82,945 3,567,274
Mercantile Bank Corp. ..................... 21,022 1,035,333
NBT Bancorp, Inc. ........................ 22,469 994,703
Old National Bancorp ...................... 139,941 3,203,249
Pacific Premier Bancorp, Inc. ................. 56,346 1,379,914
Pathward Financial, Inc. .................... 12,525 995,362
Pinnacle Financial Partners, Inc. ............... 31,504 3,062,819
Popular, Inc. ............................ 21,681 2,724,001
Provident Financial Services, Inc. .............. 90,623 1,797,960
Renasant Corp. .......................... 45,184 1,768,050
S&T Bancorp, Inc. ........................ 25,441 1,005,174
ServisFirst Bancshares, Inc. ................. 11,829 1,042,726
Southside Bancshares, Inc. .................. 31,505 984,216
SouthState Corp.
(a)
........................ 45,861 4,680,574
Synovus Financial Corp. .................... 87,188 4,499,773
Texas Capital Bancshares, Inc.
(a)
.............. 12,576 1,088,704
UMB Financial Corp. ...................... 28,658 3,493,410
United Bankshares, Inc. .................... 108,511 4,160,312
United Community Banks, Inc. ................ 68,438 2,285,829
Valley National Bancorp .................... 258,921 2,708,314
Washington Trust Bancorp, Inc. ............... 32,136 974,685
Webster Financial Corp. .................... 75,115 4,673,655
Western Alliance Bancorp ................... 46,784 4,189,507
Wintrust Financial Corp. .................... 8,294 1,138,683
WSFS Financial Corp. ..................... 19,818 1,155,191
Zions Bancorp NA ........................ 72,570 4,209,786
138,397,033
a
Beverages  —  0 .3%
Celsius Holdings, Inc.
(a)
..................... 49,877 3,136,266
Primo Brands Corp. , Class A ................. 108,593 2,726,770
5,863,036
a
Biotechnology  —  4 .2%
89bio, Inc.
(a)
............................ 105,849 955,816
ADMA Biologics, Inc.
(a) (b)
.................... 72,232 1,246,724
Akero Therapeutics, Inc.
(a) (b)
.................. 19,298 901,796
Alkermes PLC
(a)
.......................... 80,985 2,346,135
Anavex Life Sciences Corp.
(a) (b)
............... 95,220 917,921
Arbutus Biopharma Corp.
(a)
.................. 286,621 1,063,364
Arcellx, Inc.
(a)
........................... 14,268 990,057
Arcutis Biotherapeutics, Inc.
(a)
................ 60,480 938,650
Arrowhead Pharmaceuticals, Inc.
(a)
............. 51,481 1,134,126
Avidity Biosciences, Inc.
(a) (b)
.................. 30,712 1,430,565
Biohaven Ltd.
(a) (b)
......................... 67,731 1,042,380
Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
14
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Biotechnology (continued)
Bridgebio Pharma, Inc.
(a) (b)
................... 44,098 $ 2,282,512
CareDx, Inc.
(a) (b)
.......................... 81,737 1,116,527
Catalyst Pharmaceuticals, Inc.
(a)
............... 60,062 1,236,677
Celldex Therapeutics, Inc.
(a) (b)
................. 44,651 985,894
CRISPR Therapeutics AG
(a) (b)
................. 26,558 1,376,501
Cytokinetics, Inc.
(a) (b)
....................... 59,702 2,109,272
Denali Therapeutics, Inc.
(a)
.................. 66,702 1,018,540
Dynavax Technologies Corp.
(a)
................ 95,725 968,737
Exact Sciences Corp.
(a) (b)
.................... 72,326 3,429,699
Exelixis, Inc.
(a)
........................... 69,909 2,615,995
Geron Corp.
(a)
........................... 658,800 922,320
Halozyme Therapeutics, Inc.
(a)
................ 43,884 3,210,115
Ideaya Biosciences, Inc.
(a) (b)
.................. 48,526 1,191,313
Insmed, Inc.
(a)
........................... 67,303 9,159,938
Ionis Pharmaceuticals, Inc.
(a)
................. 63,663 2,714,272
Kymera Therapeutics, Inc.
(a) (b)
................ 23,258 958,230
Madrigal Pharmaceuticals, Inc.
(a) (b)
............. 4,344 1,902,020
MannKind Corp.
(a)
........................ 260,126 1,193,978
Merus N.V.
(a) (b)
........................... 26,588 1,750,554
Moderna, Inc.
(a) (b)
......................... 141,107 3,399,268
MoonLake Immunotherapeutics , Class A
(a) (b)
....... 23,039 1,284,424
Nurix Therapeutics, Inc.
(a)
................... 90,315 843,542
Protagonist Therapeutics, Inc.
(a)
............... 24,570 1,450,858
PTC Therapeutics, Inc.
(a)
.................... 19,944 983,838
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 170,868 803,080
Revolution Medicines, Inc.
(a)
.................. 39,456 1,498,144
Rhythm Pharmaceuticals, Inc.
(a)
............... 14,488 1,494,437
Roivant Sciences Ltd.
(a) (b)
................... 101,589 1,211,957
Sarepta Therapeutics, Inc.
(a) (b)
................ 47,730 868,686
Scholar Rock Holding Corp.
(a) (b)
............... 29,870 975,255
Soleno Therapeutics, Inc.
(a) (b)
................. 15,277 1,033,795
Syndax Pharmaceuticals, Inc.
(a)
............... 65,593 1,071,134
TG Therapeutics, Inc.
(a)
..................... 34,755 1,019,364
Twist Bioscience Corp.
(a)
.................... 33,392 900,582
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 33,206 994,852
Vaxcyte, Inc.
(a) (b)
.......................... 61,567 1,895,648
Vera Therapeutics, Inc. , Class A
(a)
.............. 45,307 980,443
Veracyte, Inc.
(a)
.......................... 57,335 1,739,544
Viking Therapeutics, Inc.
(a) (b)
.................. 40,649 1,099,555
Viridian Therapeutics, Inc.
(a) (b)
................. 52,383 962,800
Xenon Pharmaceuticals, Inc.
(a) (b)
............... 58,573 2,267,361
Zymeworks, Inc.
(a)
........................ 67,664 1,002,104
82,891,299
a
Broadline Retail  —  0 .4%
Etsy, Inc.
(a) (b)
............................ 32,592 1,727,702
Kohl's Corp. ............................ 67,259 1,012,921
Macy's, Inc. ............................ 143,141 1,893,755
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 23,239 2,947,635
7,582,013
a
Building Products  —  1 .8%
AAON, Inc. ............................. 33,457 2,775,258
Advanced Drainage Systems, Inc. ............. 33,358 4,802,551
Armstrong World Industries, Inc. ............... 23,740 4,647,580
AZZ, Inc. .............................. 20,745 2,341,903
Fortune Brands Innovations, Inc. .............. 60,879 3,562,639
Gibraltar Industries, Inc.
(a)
................... 16,207 1,014,396
Griffon Corp. ............................ 13,042 993,279
Hayward Holdings, Inc.
(a)
.................... 80,879 1,300,534
Quanex Building Products Corp. ............... 45,707 972,188
Resideo Technologies, Inc.
(a) (b)
................ 119,541 4,070,371
Simpson Manufacturing Co., Inc. .............. 8,581 1,640,001
Trex Co., Inc.
(a) (b)
......................... 17,050 1,050,791
Security Shares Value
a
Building Products (continued)
Zurn Elkay Water Solutions Corp. .............. 130,266 $ 5,908,866
35,080,357
a
Capital Markets  —  3 .0%
Affiliated Managers Group, Inc. ............... 14,963 3,363,982
Artisan Partners Asset Management, Inc. , Class A ... 62,794 2,938,131
Blue Owl Capital, Inc. , Class A ................ 88,058 1,630,834
Donnelley Financial Solutions, Inc.
(a)
............ 23,686 1,344,654
Evercore, Inc. , Class A ..................... 8,567 2,754,719
Franklin Resources, Inc. .................... 87,166 2,236,680
Freedom Holding Corp.
(a) (b)
.................. 6,381 1,090,641
Hamilton Lane, Inc. , Class A ................. 5,997 925,577
Invesco Ltd. ............................ 229,315 5,019,705
Janus Henderson Group PLC ................ 192,002 8,509,529
Jefferies Financial Group, Inc. ................ 53,456 3,466,622
Lazard, Inc. ............................ 64,653 3,695,565
MarketAxess Holdings, Inc. .................. 19,093 3,510,057
Morningstar, Inc. ......................... 10,671 2,800,284
Piper Sandler Companies ................... 6,311 2,106,549
PJT Partners, Inc. , Class A .................. 11,737 2,100,923
Stifel Financial Corp. ...................... 39,615 4,567,213
StoneX Group, Inc.
(a)
...................... 10,694 1,092,606
TPG, Inc. , Class A ........................ 18,351 1,107,483
Victory Capital Holdings, Inc. , Class A ........... 27,958 1,992,846
Virtu Financial, Inc. , Class A .................. 25,961 1,088,285
WisdomTree, Inc. ......................... 96,140 1,308,465
58,651,350
a
Chemicals  —  1 .7%
Albemarle Corp. ......................... 41,709 3,541,928
Avient Corp. ............................ 32,219 1,204,991
Axalta Coating Systems Ltd.
(a)
................ 113,034 3,533,443
Balchem Corp. .......................... 13,430 2,176,869
Cabot Corp. ............................ 17,495 1,426,892
Celanese Corp. .......................... 35,507 1,691,198
Chemours Co. (The) ....................... 68,621 1,056,763
Element Solutions, Inc. ..................... 64,836 1,667,582
FMC Corp. ............................. 52,338 2,046,416
Hawkins, Inc. ........................... 10,553 1,765,834
HB Fuller Co. ........................... 33,448 2,042,000
Innospec, Inc. ........................... 11,434 1,001,504
Koppers Holdings, Inc. ..................... 31,706 918,840
Minerals Technologies, Inc. .................. 24,390 1,596,326
Mosaic Co. (The) ......................... 115,991 3,874,099
Sensient Technologies Corp. ................. 22,065 2,503,495
Stepan Co. ............................. 19,101 955,623
33,003,803
a
Commercial Services & Supplies  —  0 .8%
ABM Industries, Inc. ....................... 25,344 1,246,165
ACV Auctions, Inc. , Class A
(a) (b)
................ 85,356 995,251
CECO Environmental Corp.
(a)
................. 21,704 989,485
Clean Harbors, Inc.
(a) (b)
..................... 4,570 1,106,900
HNI Corp. .............................. 43,495 1,954,665
Interface, Inc. ........................... 44,176 1,180,383
MillerKnoll, Inc. .......................... 52,820 1,115,030
OPENLANE, Inc.
(a)
........................ 58,152 1,681,756
Pitney Bowes, Inc. ........................ 89,170 1,080,741
Steelcase, Inc. , Class A .................... 83,149 1,391,914
Tetra Tech, Inc. .......................... 82,720 3,012,662
15,754,952
a
Communications Equipment  —  0 .9%
Calix, Inc.
(a)
............................. 30,383 1,806,269
Ciena Corp.
(a)
........................... 55,036 5,171,733

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Communications Equipment (continued)
CommScope Holding Co., Inc.
(a)
............... 90,343 $ 1,449,102
Digi International, Inc.
(a)
..................... 29,454 1,022,643
Extreme Networks, Inc.
(a)
.................... 63,208 1,351,387
Harmonic, Inc.
(a) (b)
........................ 108,984 1,048,426
Lumentum Holdings, Inc.
(a)
.................. 25,722 3,416,139
NETGEAR, Inc.
(a)
......................... 39,646 1,077,182
Ribbon Communications, Inc.
(a)
............... 250,180 1,020,734
Viasat, Inc.
(a)
............................ 35,509 1,148,006
18,511,621
a
Construction & Engineering  —  2 .4%
API Group Corp.
(a)
........................ 73,906 2,636,966
Arcosa, Inc. ............................ 31,387 3,105,744
Argan, Inc. ............................. 5,304 1,210,479
Comfort Systems USA, Inc. .................. 14,604 10,272,162
Dycom Industries, Inc.
(a)
.................... 10,860 2,741,824
Everus Construction Group, Inc.
(a)
.............. 21,046 1,650,848
Fluor Corp.
(a)
............................ 35,800 1,468,516
Granite Construction, Inc. ................... 24,026 2,588,802
IES Holdings, Inc.
(a)
....................... 3,804 1,328,775
Limbach Holdings, Inc.
(a)
.................... 8,388 960,929
MasTec, Inc.
(a)
........................... 20,898 3,796,958
MYR Group, Inc.
(a)
........................ 11,735 2,197,613
Primoris Services Corp. .................... 26,531 3,145,250
Sterling Infrastructure, Inc.
(a) (b)
................ 11,370 3,166,886
Tutor Perini Corp.
(a)
....................... 18,862 1,111,726
Valmont Industries, Inc. ..................... 9,498 3,486,906
WillScot Holdings Corp. , Class A .............. 89,778 2,176,219
47,046,603
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 4,992 1,152,653
Knife River Corp.
(a)
........................ 25,534 2,068,254
3,220,907
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 87,014 3,571,925
Dave, Inc. , Class A
(a)
...................... 4,865 1,037,315
Encore Capital Group, Inc.
(a)
................. 36,675 1,534,482
OneMain Holdings, Inc. ..................... 64,110 3,965,844
PRA Group, Inc.
(a)
........................ 59,521 1,017,214
SLM Corp. ............................. 112,058 3,505,174
Upstart Holdings, Inc.
(a) (b)
.................... 28,910 2,118,525
16,750,479
a
Consumer Staples Distribution & Retail  —  2 .0%
Andersons, Inc. (The) ...................... 71,690 2,932,121
BJ's Wholesale Club Holdings, Inc.
(a)
............ 54,700 5,343,096
Casey's General Stores, Inc. ................. 19,643 9,713,856
Chefs' Warehouse, Inc. (The)
(a)
............... 15,705 991,614
Grocery Outlet Holding Corp.
(a) (b)
............... 53,833 974,915
Maplebear, Inc.
(a) (b)
........................ 47,846 2,075,081
Sprouts Farmers Market, Inc.
(a)
................ 45,546 6,401,035
U.S. Foods Holding Corp.
(a)
.................. 139,092 10,793,539
United Natural Foods, Inc.
(a)
.................. 36,692 1,037,650
40,262,907
a
Containers & Packaging  —  0 .6%
AptarGroup, Inc. ......................... 26,889 3,744,831
Graphic Packaging Holding Co. ............... 109,702 2,443,064
Greif, Inc. , Class A , NVS .................... 16,815 1,098,187
Greif, Inc. , Class B ........................ 24,481 1,671,563
O-I Glass, Inc.
(a)
.......................... 71,088 923,433
Sealed Air Corp. ......................... 32,793 1,064,789
Security Shares Value
a
Containers & Packaging (continued)
Sonoco Products Co. ...................... 40,910 $ 1,932,997
12,878,864
a
Distributors  —  0 .2%
LKQ Corp. ............................. 134,018 4,371,667
a
Diversified Consumer Services  —  1 .6%
ADT, Inc. .............................. 410,900 3,578,939
Adtalem Global Education, Inc.
(a)
.............. 11,509 1,507,103
Bright Horizons Family Solutions, Inc.
(a)
.......... 35,270 4,163,271
Coursera, Inc.
(a)
.......................... 104,058 1,196,667
Duolingo, Inc. , Class A
(a)
.................... 12,486 3,719,080
Frontdoor, Inc.
(a)
.......................... 52,999 3,219,689
Grand Canyon Education, Inc.
(a)
............... 4,940 995,756
H&R Block, Inc. .......................... 44,643 2,247,775
KinderCare Learning Companies, Inc.
(a)
.......... 130,621 939,165
Service Corp. International .................. 70,611 5,595,922
Stride, Inc.
(a)
............................ 20,000 3,263,800
Universal Technical Institute, Inc.
(a)
............. 37,868 1,006,910
31,434,077
a
Diversified REITs  —  0 .2%
Broadstone Net Lease, Inc. .................. 66,697 1,239,897
Essential Properties Realty Trust, Inc. ........... 102,327 3,204,882
4,444,779
a
Diversified Telecommunication Services  —  0 .8%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 69,707 3,411,461
Cogent Communications Holdings, Inc. .......... 32,477 1,241,596
Frontier Communications Parent, Inc.
(a)
.......... 76,753 2,846,001
Globalstar, Inc.
(a)
......................... 35,798 1,071,434
Iridium Communications, Inc. ................. 62,422 1,553,683
Liberty Latin America Ltd. , Class A
(a)
............ 127,848 1,030,455
Lumen Technologies, Inc.
(a)
.................. 402,047 1,998,174
Shenandoah Telecommunications Co. ........... 76,331 1,011,386
Uniti Group, Inc.
(a)
........................ 191,164 1,204,333
15,368,523
a
Electric Utilities  —  0 .2%
Hawaiian Electric Industries, Inc.
(a)
............. 84,843 1,099,565
Oklo, Inc. , Class A
(a) (b)
...................... 36,803 2,710,173
3,809,738
a
Electrical Equipment  —  1 .7%
Acuity, Inc. ............................. 15,065 4,918,271
American Superconductor Corp.
(a) (b)
............ 21,958 1,095,704
Atkore, Inc. ............................. 16,403 954,491
Bloom Energy Corp. , Class A
(a)
................ 80,396 4,256,164
Enovix Corp.
(a) (b)
.......................... 91,678 881,943
Generac Holdings, Inc.
(a)
.................... 21,140 3,916,185
NEXTracker, Inc. , Class A
(a)
.................. 52,734 3,546,889
NuScale Power Corp. , Class A
(a) (b)
.............. 37,842 1,311,225
nVent Electric PLC ........................ 58,411 5,279,770
Plug Power, Inc.
(a) (b)
....................... 583,983 916,853
Powell Industries, Inc.
(b)
.................... 4,406 1,172,701
Regal Rexnord Corp. ...................... 11,876 1,773,443
Sensata Technologies Holding PLC ............ 55,307 1,799,690
Sunrun, Inc.
(a)
........................... 92,663 1,479,828
33,303,157
a
Electronic Equipment, Instruments & Components  —  3 .5%
Advanced Energy Industries, Inc. .............. 23,131 3,462,248
Arlo Technologies, Inc.
(a)
.................... 58,234 1,013,854
Arrow Electronics, Inc.
(a) (b)
................... 22,910 2,894,220
Avnet, Inc. ............................. 70,226 3,832,233
Badger Meter, Inc. ........................ 20,253 3,704,679

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
16
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Belden, Inc. ............................ 28,797 $ 3,749,369
Benchmark Electronics, Inc. ................. 35,547 1,442,853
Cognex Corp. ........................... 31,124 1,367,589
Coherent Corp.
(a)
......................... 56,007 5,066,953
CTS Corp. ............................. 23,123 982,496
ePlus, Inc. ............................. 14,746 1,067,168
Fabrinet
(a)
.............................. 12,757 4,226,267
Flex Ltd.
(a)
.............................. 131,087 7,028,885
Insight Enterprises, Inc.
(a)
................... 13,158 1,712,645
Itron, Inc.
(a)
............................. 27,175 3,340,894
Knowles Corp.
(a)
......................... 53,769 1,147,968
Littelfuse, Inc. ........................... 9,006 2,340,029
Mirion Technologies, Inc. , Class A
(a)
............ 100,760 2,065,580
Novanta, Inc.
(a)
.......................... 19,275 2,243,803
OSI Systems, Inc.
(a) (b)
...................... 4,168 958,848
Ouster, Inc.
(a)
............................ 27,531 785,459
PAR Technology Corp.
(a)
.................... 20,741 1,061,524
Plexus Corp.
(a) (b)
.......................... 17,027 2,332,869
Ralliant Corp. ........................... 44,844 1,874,928
Rogers Corp.
(a)
.......................... 19,767 1,550,919
Sanmina Corp.
(a)
......................... 8,326 978,472
TD SYNNEX Corp. ........................ 26,050 3,857,224
TTM Technologies, Inc.
(a)
.................... 28,413 1,266,367
Vontier Corp. ............................ 52,305 2,244,408
69,600,751
a
Energy Equipment & Services  —  1 .0%
Archrock, Inc. ........................... 79,745 1,974,486
Cactus, Inc. , Class A ...................... 23,566 988,594
Core Laboratories, Inc. ..................... 91,404 1,052,060
Expro Group Holdings N.V.
(a)
................. 119,405 1,488,980
Innovex International, Inc.
(a)
.................. 67,568 1,166,224
NOV, Inc. .............................. 192,244 2,554,923
TechnipFMC PLC ........................ 213,284 7,840,320
Weatherford International PLC ................ 36,389 2,318,161
19,383,748
a
Entertainment  —  0 .6%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 317,965 893,482
Cinemark Holdings, Inc. .................... 64,853 1,673,207
IMAX Corp.
(a)
........................... 44,643 1,275,004
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 10,848 1,026,438
Roku, Inc. , Class A
(a)
...................... 38,210 3,689,558
TKO Group Holdings, Inc. , Class A ............. 23,354 4,426,984
12,984,673
a
Financial Services  —  1 .7%
AvidXchange Holdings, Inc.
(a)
................. 99,957 993,573
Burford Capital Ltd. ....................... 152,281 2,131,934
Flywire Corp.
(a)
.......................... 80,127 1,053,670
HA Sustainable Infrastructure Capital, Inc. ........ 66,883 1,888,776
Jackson Financial, Inc. , Class A ............... 26,955 2,663,154
Marqeta, Inc. , Class A
(a)
.................... 158,378 1,008,076
MGIC Investment Corp. .................... 123,571 3,438,981
Mr Cooper Group, Inc.
(a)
.................... 20,895 3,939,334
NMI Holdings, Inc.
(a)
....................... 43,891 1,727,111
Payoneer Global, Inc.
(a)
..................... 144,687 1,005,575
PennyMac Financial Services, Inc. ............. 14,689 1,617,259
Radian Group, Inc. ........................ 44,668 1,558,020
Remitly Global, Inc.
(a)
...................... 49,730 921,497
Sezzle, Inc.
(a) (b)
.......................... 10,600 1,002,760
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 11,821 1,068,973
Voya Financial, Inc. ....................... 34,860 2,617,637
Walker & Dunlop, Inc. ...................... 15,843 1,347,447
Western Union Co. (The) ................... 107,787 934,513
Security Shares Value
a
Financial Services (continued)
WEX, Inc.
(a) (b)
............................ 17,432 $ 2,986,973
33,905,263
a
Food Products  —  1 .4%
Cal-Maine Foods, Inc. ...................... 12,309 1,423,413
Conagra Brands, Inc. ...................... 231,919 4,436,610
Darling Ingredients, Inc.
(a)
................... 78,982 2,682,229
Flowers Foods, Inc. ....................... 57,703 867,853
Freshpet, Inc.
(a)
.......................... 28,934 1,615,096
Ingredion, Inc. ........................... 46,171 5,980,991
Lamb Weston Holdings, Inc. ................. 66,364 3,817,921
Post Holdings, Inc.
(a)
....................... 9,037 1,022,537
The Campbell's Company ................... 106,952 3,414,977
TreeHouse Foods, Inc.
(a)
.................... 50,775 931,213
Vital Farms, Inc.
(a) (b)
....................... 28,095 1,435,374
WK Kellogg Co. .......................... 42,000 962,640
28,590,854
a
Gas Utilities  —  1 .8%
Chesapeake Utilities Corp. .................. 27,237 3,365,949
National Fuel Gas Co. ..................... 62,264 5,400,779
New Jersey Resources Corp. ................. 92,478 4,373,285
Northwest Natural Holding Co. ................ 42,265 1,755,265
ONE Gas, Inc. ........................... 82,611 6,319,742
Southwest Gas Holdings, Inc. ................ 44,408 3,547,311
Spire, Inc. .............................. 63,123 4,835,222
UGI Corp. .............................. 162,424 5,626,367
35,223,920
a
Ground Transportation  —  1 .4%
ArcBest Corp. ........................... 13,888 1,024,379
Avis Budget Group, Inc.
(a)
................... 8,276 1,309,511
Knight-Swift Transportation Holdings, Inc. , Class A .. 24,352 1,069,053
Landstar System, Inc. ...................... 21,648 2,864,680
Lyft, Inc. , Class A
(a) (b)
....................... 119,585 1,939,669
RXO, Inc.
(a)
............................. 70,502 1,151,298
Ryder System, Inc. ........................ 29,984 5,622,600
Saia, Inc.
(a)
............................. 9,000 2,668,140
Schneider National, Inc. , Class B .............. 119,318 2,949,541
Werner Enterprises, Inc. .................... 39,723 1,146,008
XPO, Inc.
(a) (b)
............................ 43,933 5,698,110
27,442,989
a
Health Care Equipment & Supplies  —  1 .9%
Alphatec Holdings, Inc.
(a) (b)
................... 62,175 988,583
Artivion, Inc.
(a)
........................... 22,562 991,149
AtriCure, Inc.
(a)
.......................... 27,320 1,010,567
CONMED Corp. .......................... 18,414 1,000,985
DENTSPLY SIRONA, Inc. ................... 69,244 990,189
Embecta Corp. .......................... 69,801 1,010,719
Enovis Corp.
(a)
........................... 33,650 1,039,785
Envista Holdings Corp.
(a) (b)
................... 60,183 1,274,676
Glaukos Corp.
(a)
.......................... 33,127 3,174,229
Haemonetics Corp.
(a) (b)
..................... 20,732 1,130,723
ICU Medical, Inc.
(a)
........................ 10,744 1,371,579
Inspire Medical Systems, Inc.
(a)
............... 11,393 1,067,410
Integer Holdings Corp.
(a)
.................... 10,069 1,086,143
iRhythm Technologies, Inc.
(a) (b)
................ 10,527 1,789,379
Lantheus Holdings, Inc.
(a)
................... 22,826 1,253,147
LivaNova PLC
(a)
.......................... 20,550 1,158,404
Masimo Corp.
(a) (b)
......................... 11,349 1,585,569
Merit Medical Systems, Inc.
(a)
................. 32,000 2,897,280
Novocure Ltd.
(a)
.......................... 83,129 1,024,981
Omnicell, Inc.
(a)
.......................... 31,416 1,023,847
Penumbra, Inc.
(a)
......................... 13,091 3,569,130

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
PROCEPT BioRobotics Corp.
(a) (b)
.............. 23,983 $ 963,397
QuidelOrtho Corp.
(a) (b)
...................... 37,300 1,070,137
STAAR Surgical Co.
(a)
...................... 33,894 927,340
Teleflex, Inc. ............................ 15,388 1,945,197
TransMedics Group, Inc.
(a) (b)
.................. 10,506 1,207,770
UFP Technologies, Inc.
(a)
.................... 4,289 901,376
37,453,691
a
Health Care Providers & Services  —  2 .6%
Acadia Healthcare Co., Inc.
(a) (b)
................ 47,357 1,087,317
Addus HomeCare Corp.
(a)
................... 8,531 982,515
Alignment Healthcare, Inc.
(a)
................. 65,210 1,066,836
AMN Healthcare Services, Inc.
(a)
............... 51,909 1,078,669
BrightSpring Health Services, Inc.
(a)
............ 43,023 1,019,215
Castle Biosciences, Inc.
(a)
................... 48,924 1,174,665
Chemed Corp. ........................... 5,189 2,376,302
CorVel Corp.
(a)
........................... 16,794 1,495,506
Encompass Health Corp. ................... 46,416 5,651,612
Ensign Group, Inc. (The) .................... 21,183 3,638,816
Fulgent Genetics, Inc.
(a)
.................... 44,366 983,594
GeneDx Holdings Corp. , Class A
(a) (b)
............ 7,885 1,021,029
Guardant Health, Inc.
(a)
..................... 45,263 3,051,631
HealthEquity, Inc.
(a)
........................ 31,760 2,837,121
Henry Schein, Inc.
(a) (b)
...................... 44,960 3,128,317
Hims & Hers Health, Inc. , Class A
(a) (b)
........... 70,759 2,996,644
NeoGenomics, Inc.
(a)
...................... 155,711 1,367,142
Option Care Health, Inc.
(a)
................... 92,348 2,648,541
Pediatrix Medical Group, Inc.
(a)
................ 62,408 1,074,042
Pennant Group, Inc. (The)
(a)
.................. 39,082 938,359
Premier, Inc. , Class A ...................... 98,982 2,563,634
Privia Health Group, Inc.
(a)
................... 93,525 2,154,816
Progyny, Inc.
(a)
........................... 42,873 1,014,804
RadNet, Inc.
(a) (b)
.......................... 22,281 1,598,884
Tenet Healthcare Corp.
(a)
.................... 25,807 4,757,004
51,707,015
a
Health Care REITs  —  0 .6%
American Healthcare REIT, Inc. ............... 26,375 1,128,586
CareTrust REIT, Inc. ....................... 86,078 2,961,944
Community Healthcare Trust, Inc. .............. 66,551 1,025,551
Medical Properties Trust, Inc. ................. 233,239 1,049,576
Omega Healthcare Investors, Inc. .............. 97,378 4,145,381
Sabra Health Care REIT, Inc. ................. 121,562 2,323,050
12,634,088
a
Health Care Technology  —  0 .2%
Certara, Inc.
(a)
........................... 88,211 956,207
Doximity, Inc. , Class A
(a)
.................... 35,928 2,440,948
Waystar Holding Corp.
(a)
.................... 27,302 1,034,200
4,431,355
a
Hotel & Resort REITs  —  0 .5%
Host Hotels & Resorts, Inc. .................. 228,989 3,940,901
Park Hotels & Resorts, Inc. .................. 92,340 1,085,918
Pebblebrook Hotel Trust
(b)
................... 106,753 1,189,228
Ryman Hospitality Properties, Inc. ............. 33,409 3,300,475
Xenia Hotels & Resorts, Inc. ................. 78,675 1,111,678
10,628,200
a
Hotels, Restaurants & Leisure  —  3 .0%
Aramark ............................... 114,611 4,482,436
Boyd Gaming Corp. ....................... 17,432 1,496,712
Brinker International, Inc.
(a) (b)
................. 19,415 3,028,352
Caesars Entertainment, Inc.
(a) (b)
............... 87,632 2,345,909
Cava Group, Inc.
(a) (b)
....................... 26,966 1,821,553
Choice Hotels International, Inc.
(b)
.............. 21,147 2,528,758
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc. ...................... 15,133 $ 1,569,746
Cracker Barrel Old Country Store, Inc. ........... 15,497 927,031
Dutch Bros, Inc. , Class A
(a)
.................. 32,552 2,338,210
Global Business Travel Group I , Class C
(a) (b)
....... 371,651 3,099,569
Hilton Grand Vacations, Inc.
(a)
................ 35,258 1,675,460
Life Time Group Holdings, Inc.
(a)
............... 49,253 1,375,144
Light & Wonder, Inc.
(a) (b)
..................... 33,453 3,093,399
Marriott Vacations Worldwide Corp. ............. 13,552 1,059,089
MGM Resorts International
(a)
................. 54,164 2,149,769
Norwegian Cruise Line Holdings Ltd.
(a)
........... 168,102 4,175,654
Planet Fitness, Inc. , Class A
(a)
................ 38,847 4,071,166
Pursuit Attractions and Hospitality, Inc.
(a)
......... 32,131 1,198,486
Shake Shack, Inc. , Class A
(a)
................. 13,239 1,403,334
Six Flags Entertainment Corp.
(a) (b)
.............. 36,057 818,133
Texas Roadhouse, Inc. ..................... 6,231 1,075,159
Travel + Leisure Co. ....................... 44,654 2,822,579
United Parks & Resorts, Inc.
(a) (b)
............... 19,257 1,012,533
Vail Resorts, Inc. ......................... 7,048 1,154,462
Wendy's Co. (The) ........................ 105,029 1,114,358
Wingstop, Inc.
(b)
.......................... 9,273 3,042,657
Wyndham Hotels & Resorts, Inc. .............. 27,525 2,383,940
Wynn Resorts Ltd. ........................ 18,676 2,367,183
59,630,781
a
Household Durables  —  1 .8%
Beazer Homes USA, Inc.
(a)
.................. 38,152 959,904
Century Communities, Inc. .................. 14,942 984,379
Champion Homes, Inc.
(a)
.................... 13,073 986,489
Installed Building Products, Inc. ............... 8,784 2,299,827
KB Home .............................. 43,704 2,777,389
La-Z-Boy, Inc. ........................... 24,910 920,923
Leggett & Platt, Inc. ....................... 102,306 983,161
M/I Homes, Inc.
(a) (b)
........................ 6,948 1,023,162
Meritage Homes Corp. ..................... 30,177 2,344,451
Newell Brands, Inc. ....................... 209,741 1,241,667
Somnigroup International, Inc. ................ 48,723 4,090,296
Sonos, Inc.
(a)
............................ 73,909 1,028,813
Taylor Morrison Home Corp.
(a)
................ 36,098 2,431,922
Toll Brothers, Inc. ......................... 25,867 3,595,513
TopBuild Corp.
(a)
......................... 11,570 4,868,193
Tri Pointe Homes, Inc.
(a)
.................... 36,724 1,297,459
Whirlpool Corp. .......................... 33,954 3,162,815
34,996,363
a
Household Products  —  0 .1%
WD-40 Co. ............................. 7,760 1,676,470
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Clearway Energy, Inc. , Class A ................ 40,628 1,145,303
Clearway Energy, Inc. , Class C ............... 37,603 1,120,946
Ormat Technologies, Inc. .................... 29,644 2,723,987
4,990,236
a
Industrial REITs  —  0 .7%
Americold Realty Trust, Inc. .................. 65,255 942,282
EastGroup Properties, Inc. .................. 19,955 3,383,570
First Industrial Realty Trust, Inc. ............... 20,158 1,060,311
Rexford Industrial Realty, Inc. ................ 148,547 6,151,331
Terreno Realty Corp. ...................... 36,433 2,104,734
13,642,228
a
Insurance  —  3 .2%
Assurant, Inc. ........................... 34,433 7,424,099
Assured Guaranty Ltd. ..................... 11,772 967,658
Axis Capital Holdings Ltd. ................... 53,412 5,265,355
Baldwin Insurance Group, Inc. (The) , Class A
(a)
..... 38,889 1,231,615

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
18
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance (continued)
CNO Financial Group, Inc. ................... 90,407 $ 3,568,364
First American Financial Corp. ................ 24,557 1,620,762
Globe Life, Inc. .......................... 27,436 3,839,668
Goosehead Insurance, Inc. , Class A ............ 11,100 940,281
Hanover Insurance Group, Inc. (The) ........... 8,853 1,535,819
Kinsale Capital Group, Inc. .................. 8,300 3,796,835
Lemonade, Inc.
(a)
......................... 16,537 874,807
Lincoln National Corp. ..................... 46,766 2,007,664
Oscar Health, Inc. , Class A
(a) (b)
................ 65,937 1,098,510
Palomar Holdings, Inc.
(a)
.................... 15,337 1,886,758
Primerica, Inc. ........................... 10,681 2,876,821
Reinsurance Group of America, Inc. ............ 26,558 5,173,233
RenaissanceRe Holdings Ltd. ................ 15,973 3,881,279
RLI Corp. .............................. 30,878 2,091,367
Ryan Specialty Holdings, Inc. , Class A ........... 36,493 2,062,949
Selective Insurance Group, Inc. ............... 49,578 3,878,487
Stewart Information Services Corp. ............. 31,831 2,318,570
Unum Group ............................ 88,103 6,154,876
64,495,777
a
Interactive Media & Services  —  0 .4%
fuboTV, Inc.
(a) (b)
.......................... 262,658 927,183
Match Group, Inc. ........................ 49,205 1,837,315
Trump Media & Technology Group Corp.
(a) (b)
....... 56,279 986,571
Yelp, Inc.
(a)
............................. 47,160 1,491,199
Ziff Davis, Inc.
(a)
.......................... 28,124 1,074,618
ZoomInfo Technologies, Inc.
(a)
................ 129,480 1,411,332
7,728,218
a
IT Services  —  0 .5%
Applied Digital Corp.
(a) (b)
.................... 79,327 1,267,646
ASGN, Inc.
(a)
............................ 19,577 1,062,052
Couchbase, Inc.
(a)
........................ 39,813 971,039
DXC Technology Co.
(a)
..................... 74,065 1,070,239
EPAM Systems, Inc.
(a)
...................... 19,019 3,354,191
Kyndryl Holdings, Inc.
(a)
..................... 79,889 2,539,671
10,264,838
a
Leisure Products  —  0 .5%
Hasbro, Inc. ............................ 50,976 4,137,722
Mattel, Inc.
(a)
............................ 106,370 1,946,571
Peloton Interactive, Inc. , Class A
(a)
............. 114,196 867,890
Topgolf Callaway Brands Corp.
(a)
.............. 107,690 1,029,516
YETI Holdings, Inc.
(a)
...................... 63,009 2,215,396
10,197,095
a
Life Sciences Tools & Services  —  1 .3%
Avantor, Inc.
(a)
........................... 279,551 3,765,552
Azenta, Inc.
(a)
........................... 38,990 1,190,755
BioLife Solutions, Inc.
(a)
..................... 38,059 953,378
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 4,593 1,368,163
Bio-Techne Corp. ......................... 67,943 3,711,726
Bruker Corp. ............................ 38,823 1,319,205
Charles River Laboratories International, Inc.
(a)
..... 21,326 3,482,749
Medpace Holdings, Inc.
(a)
................... 8,856 4,211,117
Repligen Corp.
(a) (b)
........................ 24,346 2,978,003
Sotera Health Co.
(a) (b)
...................... 64,068 1,048,793
Tempus AI, Inc. , Class A
(a) (b)
.................. 33,798 2,563,916
26,593,357
a
Machinery  —  4 .6%
Aebi Schmidt Holding AG ................... 78,778 968,182
AGCO Corp. ............................ 25,087 2,714,163
Alamo Group, Inc. ........................ 12,015 2,540,692
Allison Transmission Holdings, Inc. ............. 35,592 3,107,538
Astec Industries, Inc. ...................... 21,953 1,016,204
Security Shares Value
a
Machinery (continued)
Chart Industries, Inc.
(a)
..................... 15,076 $ 3,005,551
Crane Co. .............................. 19,708 3,651,892
Donaldson Co., Inc. ....................... 51,898 4,134,714
Douglas Dynamics, Inc. .................... 32,275 1,086,699
Energy Recovery, Inc.
(a)
.................... 104,021 1,478,138
Enerpac Tool Group Corp. , Class A ............. 49,722 2,105,229
Enpro, Inc. ............................. 9,223 2,017,716
ESCO Technologies, Inc. ................... 17,132 3,441,990
Federal Signal Corp. ...................... 20,031 2,463,613
Flowserve Corp. ......................... 66,419 3,564,044
Franklin Electric Co., Inc. ................... 18,948 1,854,251
Gates Industrial Corp. PLC
(a)
................. 136,532 3,489,758
Greenbrier Companies, Inc. (The) .............. 21,019 980,116
Hillenbrand, Inc. ......................... 44,129 1,120,435
ITT, Inc. ............................... 35,004 5,959,431
JBT Marel Corp. ......................... 17,799 2,550,419
Lincoln Electric Holdings, Inc. ................ 17,463 4,237,048
Lindsay Corp. ........................... 9,169 1,258,262
Middleby Corp. (The)
(a)
..................... 7,190 983,952
Mueller Water Products, Inc. , Series A ........... 148,851 3,923,712
Oshkosh Corp. .......................... 43,620 6,079,319
REV Group, Inc. ......................... 24,137 1,284,330
SPX Technologies, Inc.
(a)
.................... 20,941 3,918,271
Stanley Black & Decker, Inc. ................. 43,503 3,231,838
Symbotic, Inc. , Class A
(a) (b)
................... 18,336 869,676
Tennant Co. ............................ 11,947 980,132
Terex Corp. ............................. 33,736 1,684,776
Toro Co. (The) ........................... 31,384 2,543,987
Trinity Industries, Inc. ...................... 56,063 1,593,310
Watts Water Technologies, Inc. , Class A .......... 17,440 4,829,136
Worthington Enterprises, Inc. ................. 14,878 978,972
91,647,496
a
Media  —  1 .3%
Cable One, Inc. .......................... 6,412 1,035,410
DoubleVerify Holdings, Inc.
(a) (b)
................ 118,142 1,922,170
EchoStar Corp. , Class A
(a)
................... 40,823 2,522,453
Interpublic Group of Companies, Inc. (The) ....... 189,903 5,096,997
Liberty Broadband Corp. , Series A
(a)
............ 21,108 1,280,622
Liberty Broadband Corp. , Series C , NVS
(a)
........ 20,473 1,245,987
Magnite, Inc.
(a)
........................... 57,274 1,486,260
New York Times Co. (The) , Class A ............. 59,908 3,584,895
Nexstar Media Group, Inc. ................... 7,002 1,432,119
Paramount Skydance Corp. , Class B , NVS
(a) (b)
..... 124,617 1,831,870
Sirius XM Holdings, Inc. .................... 72,845 1,722,056
TEGNA, Inc. ............................ 136,390 2,891,468
26,052,307
a
Metals & Mining  —  1 .6%
Alcoa Corp. ............................. 92,337 2,972,328
Carpenter Technology Corp.
(b)
................ 19,086 4,597,436
Cleveland-Cliffs, Inc.
(a)
..................... 154,522 1,661,112
Coeur Mining, Inc.
(a)
....................... 210,473 2,767,720
Commercial Metals Co. ..................... 60,396 3,483,037
Compass Minerals International, Inc.
(a)
........... 51,461 980,332
Constellium SE , Class A
(a) (b)
.................. 84,806 1,228,839
Hecla Mining Co. ......................... 228,487 1,944,424
Materion Corp. .......................... 11,429 1,266,333
MP Materials Corp. , Class A
(a) (b)
............... 44,379 3,157,122
Royal Gold, Inc. .......................... 32,921 5,911,953
Warrior Met Coal, Inc. ...................... 19,063 1,165,512
31,136,148
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Mortgage REITs  —  0 .5%
AGNC Investment Corp. .................... 442,068 $ 4,314,584
Blackstone Mortgage Trust, Inc. , Class A ......... 49,740 972,914
Invesco Mortgage Capital, Inc. ................ 129,984 1,016,475
KKR Real Estate Finance Trust, Inc. ............ 124,672 1,200,591
Starwood Property Trust, Inc. ................. 75,052 1,521,304
9,025,868
a
Multi-Utilities  —  0 .3%
Avista Corp. ............................ 126,983 4,639,959
Unitil Corp. ............................. 19,333 907,877
5,547,836
a
Office REITs  —  0 .9%
Brandywine Realty Trust .................... 268,830 1,145,216
COPT Defense Properties ................... 110,774 3,188,076
Cousins Properties, Inc. .................... 65,534 1,932,598
Easterly Government Properties, Inc. ........... 64,705 1,481,097
Empire State Realty Trust, Inc. , Class A .......... 193,545 1,480,619
Highwoods Properties, Inc. .................. 33,661 1,061,331
Hudson Pacific Properties, Inc.
(a)
.............. 366,897 1,030,981
JBG SMITH Properties ..................... 69,186 1,483,348
Kilroy Realty Corp. ........................ 33,512 1,393,764
Piedmont Realty Trust, Inc. , Class A ............ 138,008 1,168,928
SL Green Realty Corp. ..................... 26,332 1,498,027
Vornado Realty Trust ...................... 34,188 1,300,170
18,164,155
a
Oil, Gas & Consumable Fuels  —  3 .0%
Antero Midstream Corp. .................... 146,987 2,614,899
Antero Resources Corp.
(a)
................... 121,303 3,871,992
APA Corp. ............................. 127,054 2,950,194
BKV Corp.
(a)
............................ 44,934 1,047,412
California Resources Corp. .................. 32,259 1,602,627
Centrus Energy Corp. , Class A
(a) (b)
............. 5,097 1,028,218
Civitas Resources, Inc. ..................... 32,383 1,191,047
CNX Resources Corp.
(a)
.................... 71,526 2,088,559
Delek U.S. Holdings, Inc. ................... 54,205 1,502,021
DT Midstream, Inc. ........................ 45,943 4,786,342
Excelerate Energy, Inc. , Class A ............... 40,027 977,459
Hess Midstream, LP , Class A ................. 82,276 3,389,771
HF Sinclair Corp. ......................... 70,992 3,612,073
Kinetik Holdings, Inc. , Class A ................ 51,183 2,140,985
Kosmos Energy Ltd.
(a)
...................... 826,396 1,479,249
Murphy Oil Corp. ......................... 102,687 2,552,799
Ovintiv, Inc. ............................. 175,933 7,410,298
Par Pacific Holdings, Inc.
(a)
.................. 34,352 1,189,953
PBF Energy, Inc. , Class A ................... 42,392 1,158,149
Permian Resources Corp. , Class A ............. 197,970 2,828,991
Range Resources Corp. .................... 126,601 4,338,616
SM Energy Co. .......................... 36,878 1,052,867
Talos Energy, Inc.
(a)
....................... 122,343 1,208,749
Uranium Energy Corp.
(a) (b)
................... 196,470 2,100,264
Viper Energy, Inc. , Class A .................. 31,650 1,261,094
World Kinect Corp. ........................ 37,746 1,011,970
60,396,598
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 23,664 2,250,683
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 34,095 2,140,484
Joby Aviation, Inc. , Class A
(a)
................. 77,005 1,089,621
3,230,105
a
Security Shares Value
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc.
(a)
..................... 25,235 $ 1,035,897
Coty, Inc. , Class A
(a)
....................... 197,279 844,354
Edgewell Personal Care Co. ................. 49,917 1,199,006
elf Beauty, Inc.
(a) (b)
........................ 19,833 2,479,125
5,558,382
a
Pharmaceuticals  —  1 .3%
Avadel Pharmaceuticals PLC
(a) (b)
.............. 71,755 1,059,104
Axsome Therapeutics, Inc.
(a)
................. 10,701 1,297,817
Corcept Therapeutics, Inc.
(a)
................. 30,226 2,107,357
Crinetics Pharmaceuticals, Inc.
(a) (b)
............. 54,479 1,688,304
Elanco Animal Health, Inc.
(a)
.................. 244,297 4,482,850
Enliven Therapeutics, Inc.
(a) (b)
................. 49,204 997,365
Indivior PLC
(a)
........................... 41,723 1,013,035
Jazz Pharmaceuticals PLC
(a)
................. 23,201 2,963,928
Liquidia Corp.
(a)
.......................... 37,056 1,025,710
Mind Medicine MindMed, Inc.
(a) (b)
.............. 99,050 879,564
Organon & Co. .......................... 112,691 1,061,549
Perrigo Co. PLC ......................... 42,132 1,000,214
Phibro Animal Health Corp. , Class A ............ 34,392 1,274,911
Tarsus Pharmaceuticals, Inc.
(a)
................ 17,850 1,045,653
Viatris, Inc. ............................. 365,062 3,851,404
25,748,765
a
Professional Services  —  2 .7%
Acuren Corp.
(a)
.......................... 101,560 1,144,581
CACI International, Inc. , Class A
(a) (b)
............ 8,693 4,170,206
CBIZ, Inc.
(a) (b)
............................ 15,337 989,850
Clarivate PLC
(a)
.......................... 227,326 988,868
Concentrix Corp. ......................... 19,845 1,047,022
CSG Systems International, Inc. ............... 26,830 1,721,413
Dayforce, Inc.
(a)
.......................... 67,388 4,701,661
ExlService Holdings, Inc.
(a)
.................. 108,161 4,735,289
First Advantage Corp.
(a) (b)
................... 72,759 1,190,337
FTI Consulting, Inc.
(a)
...................... 20,356 3,432,836
Genpact Ltd. ............................ 71,121 3,224,626
Heidrick & Struggles International, Inc. .......... 23,216 1,179,605
Huron Consulting Group, Inc.
(a) (b)
.............. 11,801 1,616,265
ICF International, Inc. ...................... 10,436 1,025,024
KBR, Inc. .............................. 96,247 4,856,624
Korn Ferry ............................. 15,511 1,149,986
Maximus, Inc. ........................... 11,551 1,015,564
Parsons Corp.
(a) (b)
......................... 22,115 1,771,411
Paylocity Holding Corp.
(a)
................... 17,089 3,062,861
Planet Labs PBC , Class A
(a) (b)
................. 142,048 1,007,120
Robert Half, Inc. ......................... 57,934 2,162,097
Science Applications International Corp. ......... 8,883 1,045,529
TriNet Group, Inc. ........................ 16,721 1,210,935
UL Solutions, Inc. , Class A ................... 23,524 1,486,011
Upwork, Inc.
(a)
........................... 70,823 1,089,966
Verra Mobility Corp. , Class A
(a)
................ 42,639 1,059,579
WNS Holdings Ltd.
(a)
...................... 17,780 1,341,501
53,426,767
a
Real Estate Management & Development  —  0 .8%
Compass, Inc. , Class A
(a)
.................... 157,871 1,433,469
Cushman & Wakefield PLC
(a)
................. 92,390 1,456,990
Howard Hughes Holdings, Inc.
(a)
............... 41,698 3,180,307
Jones Lang LaSalle, Inc.
(a)
................... 22,796 6,965,774
Kennedy-Wilson Holdings, Inc. ................ 121,050 1,065,240
Marcus & Millichap, Inc. .................... 31,953 1,041,348
Opendoor Technologies, Inc. , Class A
(a) (b)
......... 318,165 1,415,834
16,558,962
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
20
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Residential REITs  —  0 .1%
Elme Communities ........................ 65,142 $ 1,112,625
Veris Residential, Inc. ...................... 90,512 1,423,754
2,536,379
a
Retail REITs  —  1 .1%
Acadia Realty Trust ....................... 68,754 1,375,768
Agree Realty Corp. ....................... 20,457 1,488,042
Brixmor Property Group, Inc. ................. 172,085 4,816,659
Federal Realty Investment Trust ............... 55,789 5,609,584
Macerich Co. (The) ....................... 129,768 2,387,731
NETSTREIT Corp. ........................ 72,431 1,324,763
Phillips Edison & Co., Inc. ................... 96,224 3,386,123
Tanger, Inc. ............................. 30,491 1,042,182
21,430,852
a
Semiconductors & Semiconductor Equipment  —  3 .0%
Allegro MicroSystems, Inc.
(a)
................. 33,569 1,035,604
Ambarella, Inc.
(a)
......................... 14,054 1,159,174
Astera Labs, Inc.
(a)
........................ 43,381 7,904,018
Cirrus Logic, Inc.
(a)
........................ 26,060 2,975,791
Credo Technology Group Holding Ltd.
(a)
.......... 59,398 7,309,221
Enphase Energy, Inc.
(a)
..................... 52,384 1,974,877
Ichor Holdings Ltd.
(a)
....................... 51,590 869,292
Impinj, Inc.
(a)
............................ 7,916 1,484,013
Kulicke & Soffa Industries, Inc. ................ 48,010 1,800,375
Lattice Semiconductor Corp.
(a) (b)
............... 56,783 3,769,256
MACOM Technology Solutions Holdings, Inc.
(a)
..... 19,222 2,463,299
MKS, Inc. .............................. 17,915 1,851,336
Onto Innovation, Inc.
(a)
..................... 24,987 2,648,622
PDF Solutions, Inc.
(a)
...................... 50,116 1,024,872
Power Integrations, Inc. .................... 20,074 905,337
Qorvo, Inc.
(a)
............................ 30,295 2,747,756
Rambus, Inc.
(a)
.......................... 46,822 3,454,059
Rigetti Computing, Inc.
(a) (b)
................... 101,353 1,644,959
Semtech Corp.
(a)
......................... 28,131 1,634,130
Silicon Laboratories, Inc.
(a)
................... 15,488 2,080,813
SiTime Corp.
(a)
........................... 5,502 1,329,668
Skyworks Solutions, Inc. .................... 46,521 3,486,284
SolarEdge Technologies, Inc.
(a) (b)
.............. 37,643 1,273,086
Universal Display Corp. .................... 11,086 1,536,409
Veeco Instruments, Inc.
(a)
................... 91,550 2,244,806
60,607,057
a
Software  —  6 .2%
A10 Networks, Inc. ........................ 55,457 982,143
ACI Worldwide, Inc.
(a)
...................... 73,978 3,650,814
Adeia, Inc. ............................. 65,783 989,376
Agilysys, Inc.
(a) (b)
......................... 11,613 1,267,211
Alkami Technology, Inc.
(a)
................... 42,525 1,088,640
Appfolio, Inc. , Class A
(a)
.................... 8,920 2,474,230
Asana, Inc. , Class A
(a) (b)
..................... 70,167 1,024,438
Aurora Innovation, Inc. , Class A
(a) (b)
............. 361,877 2,037,368
AvePoint, Inc. , Class A
(a)
.................... 65,793 1,076,373
BILL Holdings, Inc.
(a)
....................... 35,357 1,641,272
Blackbaud, Inc.
(a)
......................... 29,433 1,963,475
BlackLine, Inc.
(a)
......................... 23,456 1,275,303
Box, Inc. , Class A
(a)
....................... 65,174 2,126,628
Braze, Inc. , Class A
(a)
...................... 39,382 1,090,881
C3.ai, Inc. , Class A
(a) (b)
..................... 53,784 909,487
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 153,502 1,519,670
Cleanspark, Inc.
(a) (b)
....................... 97,484 923,173
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
..... 82,278 1,700,686
Commvault Systems, Inc.
(a)
.................. 22,994 4,291,715
Confluent, Inc. , Class A
(a)
................... 118,594 2,355,277
Core Scientific, Inc.
(a) (b)
..................... 84,253 1,209,031
Security Shares Value
a
Software (continued)
Dolby Laboratories, Inc. , Class A .............. 30,502 $ 2,186,383
Dropbox, Inc. , Class A
(a)
.................... 63,122 1,834,325
D-Wave Quantum, Inc.
(a) (b)
................... 111,522 1,741,974
Elastic N.V.
(a)
............................ 37,255 3,168,910
Five9, Inc.
(a)
............................ 38,684 1,041,373
Gitlab, Inc. , Class A
(a) (b)
..................... 56,662 2,720,909
Guidewire Software, Inc.
(a) (b)
.................. 34,917 7,577,687
Hut 8 Corp.
(a) (b)
.......................... 40,969 1,095,101
Informatica, Inc. , Class A
(a)
.................. 49,249 1,227,778
Intapp, Inc.
(a)
............................ 28,019 1,288,594
InterDigital, Inc. .......................... 15,278 4,151,185
JFrog Ltd.
(a) (b)
........................... 39,621 1,956,089
Klaviyo, Inc. , Series A
(a)
..................... 32,372 1,050,148
Life360, Inc.
(a) (b)
.......................... 20,992 1,898,621
Manhattan Associates, Inc.
(a)
................. 23,120 4,980,973
MARA Holdings, Inc.
(a) (b)
.................... 107,045 1,710,579
Meridianlink, Inc.
(a)
........................ 49,559 985,729
N-able, Inc.
(a)
............................ 126,937 1,023,112
nCino, Inc.
(a) (b)
........................... 34,962 1,122,630
NCR Voyix Corp.
(a)
........................ 85,565 1,127,747
NextNav, Inc.
(a)
.......................... 68,939 1,227,804
Olo, Inc. , Class A
(a)
........................ 95,548 979,367
Pagaya Technologies Ltd. , Class A
(a)
............ 28,953 1,067,787
PagerDuty, Inc.
(a) (b)
........................ 62,663 1,048,979
Pegasystems, Inc.
(b)
....................... 45,008 2,439,884
Procore Technologies, Inc.
(a) (b)
................ 51,055 3,548,833
Progress Software Corp. .................... 51,922 2,403,469
PROS Holdings, Inc.
(a)
..................... 67,763 1,050,327
Q2 Holdings, Inc.
(a)
........................ 28,500 2,243,805
RingCentral, Inc. , Class A
(a)
.................. 33,910 1,034,594
Riot Platforms, Inc.
(a)
...................... 94,114 1,295,009
Rubrik, Inc. , Class A
(a)
...................... 39,560 3,536,664
SentinelOne, Inc. , Class A
(a)
.................. 85,015 1,603,383
SoundHound AI, Inc. , Class A
(a) (b)
.............. 115,897 1,508,979
SPS Commerce, Inc.
(a)
..................... 19,575 2,159,123
Tenable Holdings, Inc.
(a)
.................... 53,348 1,649,520
Teradata Corp.
(a)
......................... 52,635 1,104,282
Terawulf, Inc.
(a)
.......................... 111,554 1,054,185
UiPath, Inc. , Class A
(a)
..................... 168,714 1,876,100
Unity Software, Inc.
(a) (b)
..................... 108,836 4,289,227
Varonis Systems, Inc.
(a)
..................... 22,691 1,339,223
Verint Systems, Inc.
(a)
...................... 49,521 1,009,733
Vertex, Inc. , Class A
(a)
...................... 37,643 971,942
Workiva, Inc. , Class A
(a)
..................... 37,430 3,078,243
123,007,500
a
Specialized REITs  —  0 .7%
CubeSmart ............................. 86,426 3,536,552
EPR Properties .......................... 20,542 1,114,403
Outfront Media, Inc. ....................... 135,773 2,536,240
PotlatchDeltic Corp. ....................... 97,154 4,083,382
Rayonier, Inc. ........................... 73,710 1,937,099
13,207,676
a
Specialty Retail  —  3 .1%
Abercrombie & Fitch Co. , Class A
(a)
............. 21,944 2,052,422
Advance Auto Parts, Inc. .................... 28,207 1,720,345
American Eagle Outfitters, Inc. ................ 77,142 998,218
Arko Corp. ............................. 194,446 972,230
Asbury Automotive Group, Inc.
(a)
............... 7,310 1,838,757
AutoNation, Inc.
(a)
......................... 11,792 2,583,391
Bath & Body Works, Inc. .................... 78,846 2,303,092
Boot Barn Holdings, Inc.
(a)
................... 10,803 1,920,449
CarMax, Inc.
(a)
........................... 59,610 3,657,074
Chewy, Inc. , Class A
(a) (b)
.................... 63,022 2,581,381

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Five Below, Inc.
(a)
......................... 21,434 $ 3,110,073
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 34,868 2,856,387
Foot Locker, Inc.
(a) (b)
....................... 39,549 976,860
GameStop Corp. , Class A
(a) (b)
................. 153,624 3,442,714
Gap, Inc. (The) .......................... 99,197 2,183,326
Group 1 Automotive, Inc. .................... 6,407 2,977,845
Lithia Motors, Inc. , Class A .................. 13,157 4,429,699
MarineMax, Inc.
(a)
......................... 39,816 1,049,152
Murphy USA, Inc. ........................ 9,697 3,650,921
National Vision Holdings, Inc.
(a)
............... 72,132 1,654,708
RealReal, Inc. (The)
(a)
...................... 123,251 940,405
RH
(a)
................................. 4,115 928,632
Signet Jewelers Ltd. ....................... 19,661 1,731,151
ThredUp, Inc. , Class A
(a)
.................... 92,185 997,442
Upbound Group, Inc. ...................... 41,524 1,055,125
Urban Outfitters, Inc.
(a)
..................... 19,312 1,295,449
Valvoline, Inc.
(a)
.......................... 73,049 2,832,840
Victoria's Secret & Co.
(a)
.................... 43,316 997,134
Warby Parker, Inc. , Class A
(a) (b)
................ 43,221 1,132,390
Wayfair, Inc. , Class A
(a) (b)
.................... 28,750 2,144,750
61,014,362
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Diebold Nixdorf, Inc.
(a)
...................... 15,572 951,605
IonQ, Inc.
(a) (b)
............................ 86,574 3,700,173
Sandisk Corp.
(a)
.......................... 37,905 1,988,875
Xerox Holdings Corp. ...................... 232,271 924,439
7,565,092
a
Textiles, Apparel & Luxury Goods  —  1 .1%
Capri Holdings Ltd.
(a)
...................... 62,524 1,287,369
Carter's, Inc. ............................ 36,739 1,049,266
Columbia Sportswear Co. ................... 18,144 1,010,984
Crocs, Inc.
(a) (b)
........................... 23,761 2,071,959
Hanesbrands, Inc.
(a) (b)
...................... 150,347 948,690
Kontoor Brands, Inc. ....................... 25,254 1,950,872
Levi Strauss & Co. , Class A .................. 68,208 1,525,813
PVH Corp. ............................. 21,767 1,835,393
Ralph Lauren Corp. , Class A ................. 12,050 3,578,007
Skechers USA, Inc. , Class A
(a)
................ 15,431 973,387
Steven Madden Ltd. ....................... 45,687 1,326,750
Under Armour, Inc. , Class A
(a) (b)
............... 196,060 980,300
VF Corp. .............................. 151,474 2,291,802
Wolverine World Wide, Inc. .................. 35,597 1,136,968
21,967,560
a
Trading Companies & Distributors  —  2 .1%
Air Lease Corp. , Class A .................... 38,579 2,322,841
Applied Industrial Technologies, Inc. ............ 14,254 3,757,069
Boise Cascade Co. ....................... 12,157 1,057,659
Core & Main, Inc. , Class A
(a)
.................. 79,634 5,153,912
DNOW, Inc.
(a)
........................... 65,201 1,043,216
FTAI Aviation Ltd. ......................... 35,556 5,470,291
GATX Corp. ............................ 18,697 3,146,892
Herc Holdings, Inc. ........................ 17,796 2,327,539
McGrath RentCorp ........................ 15,388 1,869,488
MRC Global, Inc.
(a)
........................ 76,247 1,149,805
QXO, Inc.
(a) (b)
............................ 182,270 3,669,095
Rush Enterprises, Inc. , Class A ............... 18,423 1,057,480
Rush Enterprises, Inc. , Class B ............... 18,944 1,099,510
SiteOne Landscape Supply, Inc.
(a) (b)
............. 21,686 3,106,303
WESCO International, Inc. ................... 25,502 5,606,360
41,837,460
a
Security Shares Value
a
Water Utilities  —  0 .2%
American States Water Co. .................. 12,504 $ 931,923
California Water Service Group ............... 25,809 1,211,216
H2O America ........................... 19,297 971,990
3,115,129
a
Wireless Telecommunication Services  —  0 .1%
Gogo, Inc.
(a)
............................ 91,430 1,003,901
Telephone and Data Systems, Inc. ............. 35,163 1,409,685
2,413,586
Total Common Stocks — 99.4%
(Cost: $ 1,630,657,079 ) ............................... 1,974,673,336
a
Rights
Biotechnology  —  0 .0%
Chinook Therapeutics, Inc. , CVR (Expires 01/01/26)
(a) (c)
30,052 5,109
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 5,109
Total Long-Term Investments — 99.4%
(Cost: $ 1,630,657,079 ) ............................... 1,974,678,445
a
Short-Term Securities
Money Market Funds  —  9 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(d) (e) (f)
...................... 173,534,241 173,621,008
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(d) (e)
............................ 8,477,611 8,477,611
a
Total Short-Term Securities — 9.2%
(Cost: $ 182,038,104 ) ................................ 182,098,619
Total Investments — 108.6%
(Cost: $ 1,812,695,183 ) ............................... 2,156,777,064
Liabilities in Excess of Other Assets — ( 8 .6 ) % ............... (171,585,896)
Net Assets — 100.0% ................................. $ 1,985,191,168
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
22
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 94,867,934 $ 78,770,774
(a)
$ — $ (15,363) $ (2,337) $ 173,621,008 173,534,241 $ 1,001,709
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 6,966,077 1,511,534
(a)
— — — 8,477,611 8,477,611 225,537 —
$ (15,363) $ (2,337)
$ 182,098,619
$ 1,227,246 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 33 09/19/25 $ 3,910 $ 149,441
E-Mini S&P MidCap 400 Index ............................................................. 10 09/19/25 3,259 78,945
$ 228,386
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 228,386 $ — $ — $ — $ 228,386
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (817,729) $ — $ — $ — $ (817,729)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 23,351 $ — $ — $ — $ 23,351

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2025
23
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,134,411
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,974,673,336  $ —  $ —  $ 1,974,673,336
Rights ................................................ —  —  5,109  5,109
Short-Term Securities
Money Market Funds ...................................... 182,098,619  —  —  182,098,619
$ 2,156,771,955  $ —  $ 5,109  $ 2,156,777,064
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 228,386  $ —  $ —  $ 228,386
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2025
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)
24
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .4%
L3Harris Technologies, Inc. .................. 155 $ 43,031
Northrop Grumman Corp. ................... 113 66,674
RTX Corp. ............................. 938 148,767
258,472
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 286 36,808
Expeditors International of Washington, Inc. ....... 642 77,387
FedEx Corp. ............................ 86 19,872
134,067
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 250 19,883
a
Automobiles  —  0 .1%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,538 20,871
a
Banks  —  7 .1%
Bank of America Corp. ..................... 5,198 263,746
Citigroup, Inc. ........................... 1,329 128,342
Huntington Bancshares, Inc. ................. 2,318 41,284
JPMorgan Chase & Co. .................... 1,950 587,769
PNC Financial Services Group, Inc. (The) ........ 547 113,470
U.S. Bancorp ........................... 1,671 81,595
Wells Fargo & Co. ........................ 1,352 111,107
1,327,313
a
Beverages  —  2 .5%
Coca-Cola Co. (The) ...................... 3,560 245,604
Constellation Brands, Inc. , Class A ............. 109 17,652
Keurig Dr Pepper, Inc. ..................... 1,194 34,733
Molson Coors Beverage Co. , Class B ........... 833 42,058
PepsiCo, Inc. ........................... 904 134,380
474,427
a
Biotechnology  —  2 .9%
AbbVie, Inc. ............................ 1,290 271,416
Amgen, Inc. ............................ 382 109,905
Biogen, Inc.
(a)
........................... 157 20,759
Gilead Sciences, Inc. ...................... 841 95,008
Regeneron Pharmaceuticals, Inc. .............. 69 40,068
537,156
a
Broadline Retail  —  0 .1%
eBay, Inc. .............................. 246 22,290
a
Building Products  —  0 .8%
Allegion PLC ............................ 156 26,489
Carrier Global Corp. ....................... 839 54,703
Johnson Controls International PLC ............ 682 72,899
154,091
a
Capital Markets  —  6 .1%
Bank of New York Mellon Corp. (The) ........... 1,224 129,254
BlackRock, Inc.
(c)
......................... 55 61,993
Cboe Global Markets, Inc. ................... 227 53,561
CME Group, Inc. , Class A ................... 68 18,123
Coinbase Global, Inc. , Class A
(a)
............... 69 21,013
FactSet Research Systems, Inc. ............... 50 18,666
Goldman Sachs Group, Inc. (The) ............. 247 184,077
Intercontinental Exchange, Inc. ............... 595 105,077
KKR & Co., Inc. .......................... 143 19,947
Morgan Stanley .......................... 1,246 187,498
Nasdaq, Inc. ............................ 853 80,813
Security Shares Value
a
Capital Markets (continued)
Raymond James Financial, Inc. ............... 366 $ 62,015
S&P Global, Inc. ......................... 268 146,982
State Street Corp. ........................ 351 40,354
1,129,373
a
Chemicals  —  1 .4%
Air Products and Chemicals, Inc. .............. 65 19,117
Ecolab, Inc. ............................ 364 100,843
Linde PLC ............................. 186 88,962
PPG Industries, Inc. ....................... 504 56,060
264,982
a
Commercial Services & Supplies  —  0 .4%
Veralto Corp. ............................ 679 72,103
a
Communications Equipment  —  1 .3%
Cisco Systems, Inc. ....................... 3,205 221,433
F5, Inc.
(a) (b)
............................. 75 23,486
244,919
a
Construction Materials  —  0 .9%
CRH PLC .............................. 1,194 134,862
Martin Marietta Materials, Inc. ................ 48 29,587
164,449
a
Consumer Finance  —  1 .9%
American Express Co. ..................... 580 192,142
Capital One Financial Corp. .................. 500 113,610
Synchrony Financial ....................... 662 50,537
356,289
a
Consumer Staples Distribution & Retail  —  0 .8%
Dollar General Corp. ...................... 207 22,513
Dollar Tree, Inc.
(a) (b)
....................... 251 27,402
Kroger Co. (The) ......................... 331 22,455
Sysco Corp. ............................ 261 21,003
Target Corp. ............................ 495 47,510
140,883
a
Containers & Packaging  —  0 .6%
Avery Dennison Corp. ...................... 104 17,852
Ball Corp. .............................. 730 38,427
Crown Holdings, Inc. ...................... 204 20,273
International Paper Co. ..................... 563 27,970
104,522
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 139 19,367
Pool Corp. ............................. 57 17,710
37,077
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 3,579 104,829
Verizon Communications, Inc. ................ 3,415 151,045
255,874
a
Electric Utilities  —  1 .8%
Constellation Energy Corp. .................. 61 18,787
Edison International ....................... 330 18,523
Eversource Energy ....................... 966 61,891
Exelon Corp. ............................ 2,141 93,519
NextEra Energy, Inc. ...................... 1,880 135,454
328,174
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 155 54,117
Hubbell, Inc. ............................ 49 21,118

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Electrical Equipment (continued)
Rockwell Automation, Inc. ................... 98 $ 33,656
108,891
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(a)
................. 263 42,982
Trimble, Inc.
(a) (b)
.......................... 221 17,861
60,843
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 1,511 68,599
Schlumberger N.V. ........................ 646 23,799
92,398
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 321 55,196
Walt Disney Co. (The) ..................... 1,111 131,520
186,716
a
Financial Services  —  2 .1%
Berkshire Hathaway, Inc. , Class B
(a)
............ 668 335,991
Fidelity National Information Services, Inc. ........ 341 23,805
PayPal Holdings, Inc.
(a)
..................... 455 31,936
391,732
a
Food Products  —  2 .2%
Archer-Daniels-Midland Co. .................. 768 48,107
Bunge Global SA ......................... 536 45,142
General Mills, Inc. ........................ 2,308 113,854
Hormel Foods Corp. ....................... 656 16,689
Kellanova .............................. 1,157 91,981
Kraft Heinz Co. (The) ...................... 2,004 56,052
McCormick & Co., Inc. , NVS ................. 386 27,163
Mondelez International, Inc. , Class A ............ 300 18,432
417,420
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 226 37,545
a
Ground Transportation  —  1 .0%
CSX Corp. ............................. 1,236 40,183
JB Hunt Transport Services, Inc. .............. 166 24,068
Union Pacific Corp. ....................... 549 122,740
186,991
a
Health Care Equipment & Supplies  —  1 .9%
Abbott Laboratories ....................... 695 92,199
Cooper Companies, Inc. (The)
(a) (b)
.............. 253 17,051
Edwards Lifesciences Corp.
(a)
................ 670 54,498
Hologic, Inc.
(a)
........................... 273 18,324
ResMed, Inc. ........................... 65 17,843
STERIS PLC ............................ 367 89,937
Stryker Corp. ........................... 82 32,095
Zimmer Biomet Holdings, Inc. ................ 270 28,647
350,594
a
Health Care Providers & Services  —  3 .7%
Cardinal Health, Inc. ....................... 585 87,036
Cencora, Inc. ........................... 231 67,362
Centene Corp.
(a)
......................... 686 19,922
Cigna Group (The) ........................ 236 71,005
CVS Health Corp. ........................ 527 38,550
Elevance Health, Inc. ...................... 285 90,815
HCA Healthcare, Inc. ...................... 107 43,224
Humana, Inc. ........................... 105 31,884
Labcorp Holdings, Inc. ..................... 119 33,081
Quest Diagnostics, Inc. ..................... 255 46,318
Security Shares Value
a
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .................... 548 $ 169,809
699,006
a
Health Care REITs  —  0 .7%
Welltower, Inc. ........................... 720 121,162
a
Hotels, Restaurants & Leisure  —  1 .0%
McDonald's Corp. ........................ 428 134,195
Starbucks Corp. .......................... 690 60,851
195,046
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 145 24,574
PulteGroup, Inc. ......................... 144 19,011
43,585
a
Household Products  —  2 .9%
Church & Dwight Co., Inc. ................... 330 30,743
Clorox Co. (The) ......................... 400 47,280
Colgate-Palmolive Co. ..................... 689 57,924
Kimberly-Clark Corp. ...................... 680 87,815
Procter & Gamble Co. (The) ................. 2,060 323,503
547,265
a
Industrial Conglomerates  —  1 .4%
3M Co. ................................ 760 118,203
Honeywell International, Inc. ................. 638 140,041
258,244
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 686 78,053
a
Insurance  —  3 .6%
Aflac, Inc. .............................. 439 46,912
Allstate Corp. (The) ....................... 210 42,725
Arch Capital Group Ltd. .................... 324 29,656
Hartford Insurance Group, Inc. (The) ............ 1,046 138,396
Marsh & McLennan Companies, Inc. ............ 345 71,004
MetLife, Inc. ............................ 1,065 86,648
Prudential Financial, Inc. .................... 1,206 132,250
Travelers Companies, Inc. (The) ............... 336 91,227
Willis Towers Watson PLC ................... 88 28,758
667,576
a
Interactive Media & Services  —  5 .8%
Meta Platforms, Inc. , Class A ................. 1,464 1,081,457
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 509 132,325
Akamai Technologies, Inc.
(a)
.................. 323 25,559
International Business Machines Corp. .......... 815 198,444
MongoDB, Inc. , Class A
(a)
................... 91 28,720
Twilio, Inc. , Class A
(a)
...................... 283 29,888
414,936
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 276 34,682
Danaher Corp. .......................... 478 98,382
IQVIA Holdings, Inc.
(a) (b)
..................... 298 56,861
Mettler-Toledo International, Inc.
(a) (b)
............ 28 36,429
Revvity, Inc. ............................ 385 34,692
Thermo Fisher Scientific, Inc. ................. 77 37,940
Waters Corp.
(a)
.......................... 87 26,257
West Pharmaceutical Services, Inc. ............ 104 25,683
350,926
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)
26
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Machinery  —  3 .6%
Caterpillar, Inc. .......................... 369 $ 154,626
CNH Industrial N.V. ....................... 3,407 39,010
Cummins, Inc. ........................... 296 117,938
Deere & Co. ............................ 209 100,036
Fortive Corp. ............................ 644 30,822
Ingersoll Rand, Inc.
(b)
...................... 251 19,937
Parker-Hannifin Corp. ...................... 73 55,433
Pentair PLC ............................ 795 85,486
Xylem, Inc. ............................. 524 74,177
677,465
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 1,770 60,127
a
Metals & Mining  —  0 .7%
Newmont Corp. .......................... 992 73,805
Nucor Corp. ............................ 232 34,505
Steel Dynamics, Inc. ....................... 173 22,649
130,959
a
Multi-Utilities  —  1 .9%
CMS Energy Corp. ........................ 705 50,457
Consolidated Edison, Inc. ................... 180 17,681
Dominion Energy, Inc. ...................... 1,023 61,278
NiSource, Inc. ........................... 2,844 120,216
Public Service Enterprise Group, Inc. ........... 943 77,637
Sempra ............................... 227 18,741
346,010
a
Oil, Gas & Consumable Fuels  —  5 .9%
Cheniere Energy, Inc. ...................... 293 70,853
Chevron Corp. ........................... 660 105,996
ConocoPhillips .......................... 1,270 125,692
Diamondback Energy, Inc. ................... 454 67,537
EOG Resources, Inc. ...................... 435 54,297
EQT Corp. ............................. 817 42,353
Exxon Mobil Corp. ........................ 2,164 247,324
Kinder Morgan, Inc. ....................... 4,117 111,077
Occidental Petroleum Corp. .................. 415 19,758
ONEOK, Inc. ............................ 1,212 92,573
Phillips 66 .............................. 297 39,673
Valero Energy Corp. ....................... 228 34,658
Williams Companies, Inc. (The) ............... 1,551 89,772
1,101,563
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 505 31,199
a
Personal Care Products  —  0 .2%
Kenvue, Inc. ............................ 1,655 34,275
a
Pharmaceuticals  —  3 .4%
Bristol-Myers Squibb Co. .................... 1,357 64,023
Johnson & Johnson ....................... 1,611 285,421
Merck & Co., Inc. ......................... 1,566 131,732
Pfizer, Inc. ............................. 2,234 55,314
Royalty Pharma PLC , Class A ................ 674 24,251
Zoetis, Inc. , Class A ....................... 521 81,484
642,225
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 435 132,262
Broadridge Financial Solutions, Inc. ............ 325 83,077
Jacobs Solutions, Inc. ...................... 460 67,266
Paychex, Inc. ........................... 256 35,700
Security Shares Value
a
Professional Services (continued)
TransUnion
(b)
............................ 205 $ 18,122
336,427
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 364 59,012
a
Semiconductors & Semiconductor Equipment  —  4 .7%
Analog Devices, Inc. ....................... 501 125,906
Applied Materials, Inc. ..................... 783 125,875
First Solar, Inc.
(a) (b)
........................ 106 20,690
Intel Corp.
(a)
............................ 3,504 85,322
Lam Research Corp. ...................... 864 86,530
Micron Technology, Inc. ..................... 698 83,069
NXP Semiconductors N.V. ................... 354 83,137
QUALCOMM, Inc. ........................ 669 107,528
Texas Instruments, Inc. ..................... 803 162,592
880,649
a
Software  —  2 .7%
Oracle Corp. ............................ 1,207 272,939
Salesforce, Inc. .......................... 874 223,962
496,901
a
Specialized REITs  —  2 .6%
American Tower Corp. ..................... 622 126,795
Crown Castle, Inc. ........................ 940 93,192
Digital Realty Trust, Inc. .................... 607 101,757
Equinix, Inc. ............................ 129 101,418
Iron Mountain, Inc. ........................ 324 29,915
Weyerhaeuser Co. ........................ 892 23,076
476,153
a
Specialty Retail  —  3 .2%
Best Buy Co., Inc. ........................ 437 32,181
Home Depot, Inc. (The) .................... 817 332,331
Lowe's Companies, Inc. .................... 503 129,804
Tractor Supply Co. ........................ 1,126 69,542
Williams-Sonoma, Inc. ..................... 195 36,697
600,555
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Dell Technologies, Inc. , Class C ............... 139 16,979
Hewlett Packard Enterprise Co. ............... 2,021 45,614
HP, Inc. ............................... 686 19,579
NetApp, Inc. ............................ 439 49,515
Seagate Technology Holdings PLC ............. 141 23,603
Western Digital Corp. ...................... 560 44,990
200,280
a
Textiles, Apparel & Luxury Goods  —  0 .2%
NIKE, Inc. , Class B ....................... 284 21,973
Tapestry, Inc. ............................ 194 19,753
41,726
a
Trading Companies & Distributors  —  0 .6%
Ferguson Enterprises, Inc. ................... 200 46,230
United Rentals, Inc. ....................... 59 56,424
102,654
a
Water Utilities  —  0 .2%
Essential Utilities, Inc. ...................... 707 27,934
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 74 18,647
a
Total Long-Term Investments — 99.8%
(Cost: $ 18,058,165 ) ................................. 18,602,362

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 198,232 $ 198,331
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
............................ 9,224 9,224
a
Total Short-Term Securities — 1.1%
(Cost: $ 207,553 ) ................................... 207,555
Total Investments — 100.9%
(Cost: $ 18,265,718 ) ................................. 18,809,917
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (167,786)
Net Assets — 100.0% ................................. $ 18,642,131
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,301 $ 193,067
(a)
$ — $ (38) $ 1 $ 198,331 198,232 $ 200
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 10,185 — (961)
(a)
— — 9,224 9,224 1,273 —
BlackRock, Inc. ... 16,233 70,352 (33,235) 4,416 4,227 61,993 55 964 —
$ 4,378 $ 4,228
$ 269,548
$ 2,437 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 2 09/19/25 $ 24 $ 1,017
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,017 $ — $ — $ — $ 1,017
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG Aware MSCI USA Value ETF
28
2025
iShares Annual Financial Statements and Additional Information
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 715 $ — $ — $ — $ 715
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 50 $ — $ — $ — $ 50
Futures contracts
Average notional value of contracts — long ................................................................................... $ 45,903
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,602,362  $ —  $ —  $ 18,602,362
Short-Term Securities
Money Market Funds ...................................... 207,555  —  —  207,555
$ 18,809,917  $ —  $ —  $ 18,809,917
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,017  $ —  $ —  $ 1,017
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Axon Enterprise, Inc.
(a)
..................... 2,250 $ 1,681,402
General Electric Co. ....................... 32,440 8,927,488
10,608,890
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 3,562 458,429
Expeditors International of Washington, Inc. ....... 4,194 505,545
United Parcel Service, Inc. , Class B ............ 22,307 1,950,524
2,914,498
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 6,623 526,727
a
Automobiles  —  3 .3%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 23,803 323,007
Tesla, Inc.
(a)
............................. 88,184 29,441,992
29,764,999
a
Banks  —  1 .1%
Citizens Financial Group, Inc. ................ 13,296 695,115
Huntington Bancshares, Inc. ................. 44,245 788,003
KeyCorp ............................... 27,992 541,925
PNC Financial Services Group, Inc. (The) ........ 12,008 2,490,940
Regions Financial Corp. .................... 27,571 755,170
Truist Financial Corp. ...................... 39,864 1,866,432
U.S. Bancorp ........................... 47,396 2,314,347
9,451,932
a
Beverages  —  1 .9%
Coca-Cola Co. (The) ...................... 124,390 8,581,666
Keurig Dr Pepper, Inc. ..................... 39,296 1,143,121
Monster Beverage Corp.
(a)
................... 22,150 1,382,381
PepsiCo, Inc. ........................... 41,708 6,199,894
17,307,062
a
Biotechnology  —  1 .7%
Alnylam Pharmaceuticals, Inc.
(a)
............... 3,966 1,770,859
Amgen, Inc. ............................ 16,357 4,706,072
Biogen, Inc.
(a)
........................... 4,469 590,891
Gilead Sciences, Inc. ...................... 37,789 4,269,023
Incyte Corp.
(a)
........................... 4,975 420,935
Neurocrine Biosciences, Inc.
(a)
................ 2,991 417,544
Vertex Pharmaceuticals, Inc.
(a)
................ 7,812 3,054,648
15,229,972
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 14,024 1,270,715
MercadoLibre, Inc.
(a)
....................... 1,388 3,432,399
4,703,114
a
Building Products  —  0 .9%
Allegion PLC ............................ 2,608 442,838
Carrier Global Corp. ....................... 23,553 1,535,656
Johnson Controls International PLC ............ 20,060 2,144,213
Lennox International, Inc. ................... 967 539,451
Owens Corning .......................... 2,600 390,442
Trane Technologies PLC .................... 6,803 2,827,327
7,879,927
a
Capital Markets  —  4 .1%
Ameriprise Financial, Inc. ................... 2,908 1,497,067
Bank of New York Mellon Corp. (The) ........... 21,740 2,295,744
BlackRock, Inc.
(c)
......................... 4,477 5,046,206
Cboe Global Markets, Inc. ................... 3,169 747,726
Charles Schwab Corp. (The) ................. 52,509 5,032,463
Security Shares Value
a
Capital Markets (continued)
FactSet Research Systems, Inc. ............... 1,157 $ 431,931
Intercontinental Exchange, Inc. ............... 17,417 3,075,842
LPL Financial Holdings, Inc. .................. 2,428 884,957
Moody's Corp. ........................... 4,915 2,505,470
Morgan Stanley .......................... 36,459 5,486,350
Nasdaq, Inc. ............................ 13,061 1,237,399
Northern Trust Corp. ....................... 5,901 774,683
Raymond James Financial, Inc. ............... 5,831 988,005
S&P Global, Inc. ......................... 9,552 5,238,699
State Street Corp. ........................ 8,675 997,365
T Rowe Price Group, Inc. ................... 6,743 725,682
36,965,589
a
Chemicals  —  1 .2%
Ecolab, Inc. ............................ 7,767 2,151,770
International Flavors & Fragrances, Inc. .......... 7,762 524,013
Linde PLC ............................. 14,330 6,853,896
LyondellBasell Industries N.V. , Class A .......... 7,798 439,417
PPG Industries, Inc. ....................... 6,867 763,816
10,732,912
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 11,046 2,319,991
Veralto Corp. ............................ 7,568 803,646
3,123,637
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 1,362 844,440
Quanta Services, Inc. ...................... 4,495 1,698,930
2,543,370
a
Construction Materials  —  0 .4%
CRH PLC .............................. 20,580 2,324,511
Martin Marietta Materials, Inc. ................ 1,834 1,130,478
3,454,989
a
Consumer Finance  —  1 .2%
American Express Co. ..................... 17,056 5,650,312
Capital One Financial Corp. .................. 19,473 4,424,655
Synchrony Financial ....................... 11,580 884,017
10,958,984
a
Consumer Staples Distribution & Retail  —  0 .5%
Albertsons Companies, Inc. , Class A ............ 11,374 221,338
Dollar General Corp. ...................... 6,718 730,650
Kroger Co. (The) ......................... 19,023 1,290,520
Sysco Corp. ............................ 14,809 1,191,680
Target Corp. ............................ 13,819 1,326,348
4,760,536
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 2,381 408,699
Ball Corp. .............................. 8,132 428,068
International Paper Co. ..................... 15,219 756,080
Smurfit WestRock PLC ..................... 15,713 744,168
2,337,015
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 4,194 584,350
Pool Corp. ............................. 1,086 337,431
921,781
a
Diversified Telecommunication Services  —  0 .6%
Verizon Communications, Inc. ................ 128,260 5,672,940
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)
30
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electric Utilities  —  0 .4%
Edison International ....................... 11,674 $ 655,262
Eversource Energy ....................... 11,181 716,367
Exelon Corp. ............................ 30,769 1,343,990
NRG Energy, Inc. ......................... 5,947 865,645
3,581,264
a
Electrical Equipment  —  0 .7%
Eaton Corp. PLC ......................... 11,903 4,155,813
Hubbell, Inc. ............................ 1,627 701,221
Rockwell Automation, Inc. ................... 3,420 1,174,531
6,031,565
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 5,243 856,863
Trimble, Inc.
(a)
........................... 7,258 586,592
1,443,455
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 30,073 1,365,314
Halliburton Co. .......................... 26,023 591,503
Schlumberger N.V. ........................ 45,718 1,684,251
3,641,068
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 7,262 1,248,701
Take-Two Interactive Software, Inc.
(a)
............ 5,563 1,297,681
Walt Disney Co. (The) ..................... 54,688 6,473,965
9,020,347
a
Financial Services  —  4 .5%
Equitable Holdings, Inc. .................... 9,245 492,389
Fidelity National Information Services, Inc. ........ 16,037 1,119,543
Fiserv, Inc.
(a)
............................ 16,866 2,330,544
Mastercard, Inc. , Class A .................... 26,046 15,504,923
PayPal Holdings, Inc.
(a)
..................... 28,106 1,972,760
Visa, Inc. , Class A ........................ 52,049 18,309,797
39,729,956
a
Food Products  —  0 .3%
Bunge Global SA ......................... 4,260 358,777
General Mills, Inc. ........................ 16,563 817,053
Hormel Foods Corp. ....................... 9,342 237,660
J M Smucker Co. (The) ..................... 3,272 361,589
Kellanova .............................. 8,397 667,562
McCormick & Co., Inc. , NVS ................. 7,676 540,160
2,982,801
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 4,815 799,916
a
Ground Transportation  —  0 .8%
CSX Corp. ............................. 57,146 1,857,817
JB Hunt Transport Services, Inc. .............. 2,356 341,596
Old Dominion Freight Line, Inc. ............... 5,832 880,457
Union Pacific Corp. ....................... 18,166 4,061,373
7,141,243
a
Health Care Equipment & Supplies  —  0 .9%
Align Technology, Inc.
(a)
..................... 2,140 303,794
Cooper Companies, Inc. (The)
(a)
............... 6,066 408,818
Dexcom, Inc.
(a)
.......................... 11,879 894,964
Edwards Lifesciences Corp.
(a)
................ 17,780 1,446,225
Hologic, Inc.
(a)
........................... 6,856 460,175
IDEXX Laboratories, Inc.
(a)
................... 2,460 1,591,841
Insulet Corp.
(a)
........................... 2,136 725,984
Solventum Corp.
(a)
........................ 4,737 346,227
STERIS PLC ............................ 2,992 733,220
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ................ 6,004 $ 637,025
7,548,273
a
Health Care Providers & Services  —  1 .3%
Cencora, Inc. ........................... 5,585 1,628,642
Cigna Group (The) ........................ 8,127 2,445,171
DaVita, Inc.
(a)
............................ 1,263 173,991
Elevance Health, Inc. ...................... 6,868 2,188,488
HCA Healthcare, Inc. ...................... 5,489 2,217,336
Humana, Inc. ........................... 3,658 1,110,788
Labcorp Holdings, Inc. ..................... 2,559 711,376
Molina Healthcare, Inc.
(a)
.................... 1,665 301,082
Quest Diagnostics, Inc. ..................... 3,395 616,668
11,393,542
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 21,408 384,060
Welltower, Inc. ........................... 19,893 3,347,594
3,731,654
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 4,723 1,271,432
a
Hotels, Restaurants & Leisure  —  1 .8%
Booking Holdings, Inc. ..................... 990 5,543,059
Darden Restaurants, Inc. ................... 3,539 732,361
Hilton Worldwide Holdings, Inc. ............... 7,257 2,003,367
McDonald's Corp. ........................ 21,752 6,820,122
Yum! Brands, Inc. ........................ 8,476 1,245,718
16,344,627
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 8,410 1,425,327
Garmin Ltd. ............................. 4,979 1,204,022
NVR, Inc.
(a)
............................. 85 690,000
PulteGroup, Inc. ......................... 6,090 804,002
4,123,351
a
Household Products  —  1 .8%
Church & Dwight Co., Inc. ................... 7,477 696,557
Clorox Co. (The) ......................... 3,720 439,704
Colgate-Palmolive Co. ..................... 23,376 1,965,220
Kimberly-Clark Corp. ...................... 10,054 1,298,374
Procter & Gamble Co. (The) ................. 71,322 11,200,407
15,600,262
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 16,390 2,549,137
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 28,228 3,211,782
a
Insurance  —  2 .0%
Aflac, Inc. .............................. 15,624 1,669,581
Allstate Corp. (The) ....................... 8,074 1,642,655
Arch Capital Group Ltd. .................... 11,443 1,047,378
Hartford Insurance Group, Inc. (The) ............ 8,640 1,143,158
Marsh & McLennan Companies, Inc. ............ 14,989 3,084,886
Principal Financial Group, Inc. ................ 6,784 546,180
Progressive Corp. (The) .................... 17,836 4,406,562
Prudential Financial, Inc. .................... 10,691 1,172,375
Travelers Companies, Inc. (The) ............... 6,877 1,867,174
Willis Towers Watson PLC ................... 3,006 982,331
17,562,280
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Interactive Media & Services  —  7 .8%
Alphabet, Inc. , Class A ..................... 177,046 $ 37,694,864
Alphabet, Inc. , Class C , NVS ................. 149,458 31,913,767
69,608,631
IT Services  —  1 .5%
Accenture PLC , Class A .................... 18,977 4,933,451
Akamai Technologies, Inc.
(a)
.................. 4,426 350,229
Gartner, Inc.
(a)
........................... 2,324 583,765
International Business Machines Corp. .......... 28,273 6,884,193
Twilio, Inc. , Class A
(a)
...................... 4,644 490,453
13,242,091
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 8,689 1,091,860
Danaher Corp. .......................... 19,594 4,032,837
IQVIA Holdings, Inc.
(a)
...................... 5,263 1,004,233
Mettler-Toledo International, Inc.
(a)
............. 629 818,354
Revvity, Inc. ............................ 3,640 328,001
Waters Corp.
(a)
.......................... 1,814 547,465
West Pharmaceutical Services, Inc. ............ 2,192 541,314
8,364,064
a
Machinery  —  2 .1%
Caterpillar, Inc. .......................... 14,307 5,995,205
CNH Industrial N.V. ....................... 26,779 306,620
Cummins, Inc. ........................... 4,179 1,665,081
Deere & Co. ............................ 7,822 3,743,922
Dover Corp. ............................ 4,191 749,602
Fortive Corp. ............................ 10,311 493,484
Graco, Inc. ............................. 5,065 432,500
IDEX Corp. ............................. 2,291 376,870
Illinois Tool Works, Inc. ..................... 8,451 2,236,557
Ingersoll Rand, Inc. ....................... 12,213 970,079
Pentair PLC ............................ 4,979 535,392
Xylem, Inc. ............................. 7,407 1,048,535
18,553,847
a
Media  —  0 .6%
Charter Communications, Inc. , Class A
(a) (b)
........ 2,702 717,597
Comcast Corp. , Class A .................... 113,293 3,848,563
Fox Corp. , Class A , NVS .................... 6,562 391,752
Fox Corp. , Class B ........................ 4,235 231,019
Omnicom Group, Inc. ...................... 5,893 461,599
5,650,530
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 33,490 2,491,656
Nucor Corp. ............................ 6,993 1,040,069
Steel Dynamics, Inc. ....................... 4,351 569,633
4,101,358
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 18,516 392,354
a
Multi-Utilities  —  0 .4%
CMS Energy Corp. ........................ 9,081 649,927
Consolidated Edison, Inc. ................... 10,911 1,071,788
NiSource, Inc. ........................... 14,298 604,376
Sempra ............................... 19,853 1,639,064
3,965,155
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 4,589 332,748
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 6,763 1,635,429
Marathon Petroleum Corp. .................. 9,346 1,679,570
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. ............................ 18,915 $ 1,444,728
Phillips 66 .............................. 12,412 1,657,995
Targa Resources Corp. ..................... 6,586 1,104,867
Valero Energy Corp. ....................... 9,561 1,453,367
Williams Companies, Inc. (The) ............... 37,125 2,148,795
11,124,751
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 4,992 308,406
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 7,136 654,585
Kenvue, Inc. ............................ 58,196 1,205,239
1,859,824
a
Pharmaceuticals  —  4 .8%
Bristol-Myers Squibb Co. .................... 61,908 2,920,819
Eli Lilly & Co. ........................... 24,506 17,952,606
Johnson & Johnson ....................... 73,194 12,967,781
Merck & Co., Inc. ......................... 76,392 6,426,095
Royalty Pharma PLC , Class A ................ 11,536 415,065
Zoetis, Inc. , Class A ....................... 13,568 2,122,035
42,804,401
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 12,355 3,756,538
Broadridge Financial Solutions, Inc. ............ 3,562 910,518
Paychex, Inc. ........................... 9,821 1,369,588
TransUnion ............................. 5,921 523,416
6,560,060
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 9,090 1,473,671
a
Semiconductors & Semiconductor Equipment  —  18 .1%
Advanced Micro Devices, Inc.
(a)
............... 49,301 8,017,822
Analog Devices, Inc. ....................... 15,096 3,793,776
Applied Materials, Inc. ..................... 24,412 3,924,473
First Solar, Inc.
(a)
......................... 3,077 600,600
Intel Corp.
(a)
............................ 132,693 3,231,074
Lam Research Corp. ...................... 38,913 3,897,137
Marvell Technology, Inc. .................... 26,349 1,656,430
NVIDIA Corp. ........................... 742,256 129,286,150
NXP Semiconductors N.V. ................... 7,692 1,806,466
Texas Instruments, Inc. ..................... 27,619 5,592,295
161,806,223
a
Software  —  16 .9%
Adobe, Inc.
(a)
............................ 12,904 4,602,857
Atlassian Corp. , Class A
(a)
................... 5,064 900,278
Autodesk, Inc.
(a)
.......................... 6,510 2,048,697
Cadence Design Systems, Inc.
(a)
.............. 8,309 2,911,723
Docusign, Inc.
(a)
.......................... 6,189 474,449
Fair Isaac Corp.
(a)
......................... 741 1,127,535
HubSpot, Inc.
(a)
.......................... 1,527 737,801
Intuit, Inc. .............................. 8,481 5,656,827
Microsoft Corp. .......................... 214,795 108,834,479
Palo Alto Networks, Inc.
(a)
................... 20,284 3,864,508
PTC, Inc.
(a)
............................. 3,635 776,072
Salesforce, Inc. .......................... 29,082 7,452,262
ServiceNow, Inc.
(a)
........................ 6,302 5,781,833
Synopsys, Inc.
(a)
......................... 5,640 3,403,853
Workday, Inc. , Class A
(a)
.................... 6,571 1,516,718
Zscaler, Inc.
(a)
........................... 3,084 854,422
150,944,314
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)
32
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 14,241 $ 2,903,028
Crown Castle, Inc. ........................ 13,283 1,316,877
Digital Realty Trust, Inc. .................... 10,247 1,717,807
Equinix, Inc. ............................ 2,972 2,336,557
Iron Mountain, Inc. ........................ 8,944 825,799
SBA Communications Corp. , Class A ............ 3,271 670,064
Weyerhaeuser Co. ........................ 21,897 566,475
10,336,607
a
Specialty Retail  —  3 .4%
AutoZone, Inc.
(a)
......................... 510 2,141,250
Best Buy Co., Inc. ........................ 6,095 448,836
Burlington Stores, Inc.
(a)
.................... 1,916 556,943
Dick's Sporting Goods, Inc. .................. 1,699 361,547
Home Depot, Inc. (The) .................... 30,266 12,311,301
Lowe's Companies, Inc. .................... 17,049 4,399,665
O'Reilly Automotive, Inc.
(a)
................... 26,005 2,696,198
TJX Companies, Inc. (The) .................. 33,937 4,636,134
Tractor Supply Co. ........................ 16,111 995,015
Ulta Beauty, Inc.
(a)
........................ 1,367 673,562
Williams-Sonoma, Inc. ..................... 3,763 708,159
29,928,610
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Hewlett Packard Enterprise Co. ............... 39,899 900,520
HP, Inc. ............................... 28,585 815,816
NetApp, Inc. ............................ 6,095 687,455
Seagate Technology Holdings PLC ............. 6,424 1,075,378
Western Digital Corp. ...................... 10,613 852,648
4,331,817
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 4,595 549,700
Lululemon Athletica, Inc.
(a)
................... 3,348 676,965
1,226,665
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 6,036 $ 1,395,221
United Rentals, Inc. ....................... 1,979 1,892,597
WW Grainger, Inc. ........................ 1,382 1,400,657
4,688,475
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 5,924 850,153
Essential Utilities, Inc. ...................... 8,528 336,941
1,187,094
Total Long-Term Investments — 99.8%
(Cost: $ 648,849,319 ) ................................ 890,358,525
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 1,045,792 1,046,315
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
............................ 756,728 756,728
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,802,770 ) .................................. 1,803,043
Total Investments — 100.0%
(Cost: $ 650,652,089 ) ................................ 892,161,568
Liabilities in Excess of Other Assets — 0 .0% ................ (201,542)
Net Assets — 100.0% ................................. $ 891,960,026
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 6,733,446 $ — $ (5,687,682)
(a)
$ 1,036 $ (485) $ 1,046,315 1,045,792 $ 9,662
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 2,605,907 — (1,849,179)
(a)
— — 756,728 756,728 99,475 —
BlackRock, Inc. .... 5,586,713 218,972 (1,983,684) 424,778 799,427 5,046,206 4,477 112,759 —
$ 425,814 $ 798,942
$ 6,849,249
$ 221,896 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2025
33
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 4 09/19/25 $ 1,295 $ 17,282
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 17,282 $ — $ — $ — $ 17,282
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 413,750 $ — $ — $ — $ 413,750
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (35,303) $ — $ — $ — $ (35,303)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,266,897
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
ESG MSCI USA Leaders ETF
34
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 890,358,525  $ —  $ —  $ 890,358,525
Short-Term Securities
Money Market Funds ...................................... 1,803,043  —  —  1,803,043
$ 892,161,568  $ —  $ —  $ 892,161,568
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 17,282  $ —  $ —  $ 17,282
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Axon Enterprise, Inc.
(a)
..................... 34,536 $ 25,808,407
a
Automobiles  —  3 .8%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 368,900 5,005,973
Tesla, Inc.
(a)
............................. 232,040 77,471,195
82,477,168
a
Banks  —  1 .9%
JPMorgan Chase & Co. .................... 116,248 35,039,472
M&T Bank Corp. ......................... 9,561 1,928,071
Wells Fargo & Co. ........................ 59,604 4,898,257
41,865,800
a
Beverages  —  0 .5%
Brown-Forman Corp. , Class B , NVS ............ 143,551 4,297,917
Constellation Brands, Inc. , Class A ............. 2,332 377,644
Monster Beverage Corp.
(a)
................... 90,753 5,663,895
10,339,456
a
Biotechnology  —  1 .6%
AbbVie, Inc. ............................ 71,660 15,077,264
Alnylam Pharmaceuticals, Inc.
(a)
............... 11,009 4,915,629
Amgen, Inc. ............................ 15,457 4,447,133
Biogen, Inc.
(a)
........................... 7,181 949,472
BioMarin Pharmaceutical, Inc.
(a)
............... 16,494 961,105
Neurocrine Biosciences, Inc.
(a)
................ 6,313 881,295
Regeneron Pharmaceuticals, Inc. .............. 5,257 3,052,740
Vertex Pharmaceuticals, Inc.
(a)
................ 11,971 4,680,900
34,965,538
a
Broadline Retail  —  4 .2%
Amazon.com, Inc.
(a)
....................... 371,762 85,133,498
MercadoLibre, Inc.
(a)
....................... 2,861 7,074,995
92,208,493
a
Capital Markets  —  4 .6%
Ameriprise Financial, Inc. ................... 1,889 972,476
Bank of New York Mellon Corp. (The) ........... 60,798 6,420,269
BlackRock, Inc.
(c)
......................... 10,431 11,757,197
Cboe Global Markets, Inc. ................... 11,093 2,617,393
Charles Schwab Corp. (The) ................. 107,169 10,271,077
CME Group, Inc. , Class A ................... 31,758 8,463,825
Coinbase Global, Inc. , Class A
(a)
............... 3,848 1,171,870
FactSet Research Systems, Inc. ............... 4,294 1,603,036
Intercontinental Exchange, Inc. ............... 36,629 6,468,681
KKR & Co., Inc. .......................... 54,614 7,618,107
Moody's Corp. ........................... 20,984 10,696,804
Nasdaq, Inc. ............................ 32,573 3,085,966
Northern Trust Corp. ....................... 18,782 2,465,701
Raymond James Financial, Inc. ............... 2,704 458,166
Robinhood Markets, Inc. , Class A
(a)
............. 15,647 1,627,757
S&P Global, Inc. ......................... 32,172 17,644,412
T Rowe Price Group, Inc. ................... 18,769 2,019,920
Tradeweb Markets, Inc. , Class A ............... 34,120 4,209,043
99,571,700
a
Chemicals  —  2 .0%
Sherwin-Williams Co. (The) .................. 116,979 42,794,428
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 32,064 6,734,402
Copart, Inc.
(a)
........................... 53,429 2,607,869
Rollins, Inc. ............................. 70,600 3,991,724
Security Shares Value
a
Commercial Services & Supplies (continued)
Veralto Corp. ............................ 52,351 $ 5,559,153
18,893,148
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 35,195 4,805,877
F5, Inc.
(a)
.............................. 30,487 9,546,699
Motorola Solutions, Inc. .................... 21,936 10,363,883
24,716,459
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 29,457 9,758,515
a
Electric Utilities  —  0 .8%
Edison International ....................... 302,445 16,976,238
a
Electrical Equipment  —  0 .5%
AMETEK, Inc. ........................... 43,475 8,034,180
Rockwell Automation, Inc. ................... 11,670 4,007,828
12,042,008
a
Electronic Equipment, Instruments & Components  —  0 .1%
Trimble, Inc.
(a)
........................... 39,552 3,196,593
a
Entertainment  —  1 .2%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 16,836 1,681,917
Netflix, Inc.
(a)
............................ 19,785 23,905,226
Take-Two Interactive Software, Inc.
(a)
............ 2,849 664,586
26,251,729
a
Financial Services  —  4 .2%
Corpay, Inc.
(a)
........................... 5,608 1,826,357
Fidelity National Information Services, Inc. ........ 11,948 834,090
Fiserv, Inc.
(a)
............................ 32,258 4,457,411
Global Payments, Inc. ..................... 12,190 1,082,716
Jack Henry & Associates, Inc. ................ 1,382 225,625
Mastercard, Inc. , Class A .................... 71,255 42,417,389
PayPal Holdings, Inc.
(a)
..................... 40,197 2,821,427
Visa, Inc. , Class A ........................ 111,154 39,101,754
92,766,769
a
Ground Transportation  —  0 .1%
Old Dominion Freight Line, Inc. ............... 19,417 2,931,384
a
Health Care Equipment & Supplies  —  1 .3%
Cooper Companies, Inc. (The)
(a)
............... 20,756 1,398,851
IDEXX Laboratories, Inc.
(a)
................... 29,690 19,212,102
Intuitive Surgical, Inc.
(a)
..................... 14,444 6,836,273
27,447,226
a
Health Care Providers & Services  —  0 .5%
UnitedHealth Group, Inc. .................... 38,162 11,825,259
a
Health Care REITs  —  0 .5%
Alexandria Real Estate Equities, Inc. ............ 55,768 4,597,514
Healthpeak Properties, Inc. .................. 296,614 5,321,255
9,918,769
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 16,777 4,516,368
a
Hotels, Restaurants & Leisure  —  1 .6%
Airbnb, Inc. , Class A
(a)
...................... 24,432 3,189,109
Chipotle Mexican Grill, Inc.
(a)
................. 44,866 1,890,653
Hilton Worldwide Holdings, Inc. ............... 7,997 2,207,652
McDonald's Corp. ........................ 76,446 23,968,879

Schedule of Investments
(continued)
August 31, 2025
iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)
36
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. .......................... 39,770 $ 3,507,316
34,763,609
a
Household Durables  —  0 .3%
Garmin Ltd. ............................. 25,087 6,066,538
a
Household Products  —  0 .1%
Church & Dwight Co., Inc. ................... 31,172 2,903,984
a
Industrial REITs  —  0 .7%
Prologis, Inc. ............................ 136,937 15,580,692
a
Insurance  —  3 .2%
Aflac, Inc. .............................. 109,897 11,743,593
American Financial Group, Inc. ............... 30,106 4,090,201
Aon PLC , Class A ........................ 4,243 1,557,181
Arch Capital Group Ltd. .................... 54,206 4,961,475
Arthur J Gallagher & Co. .................... 14,397 4,358,692
Brown & Brown, Inc. ....................... 40,410 3,917,750
Chubb Ltd. ............................. 28,762 7,911,563
Cincinnati Financial Corp. ................... 19,790 3,039,744
Erie Indemnity Co. , Class A , NVS .............. 4,959 1,757,371
Hartford Insurance Group, Inc. (The) ............ 13,417 1,775,203
Markel Group, Inc.
(a)
....................... 2,032 3,980,810
Marsh & McLennan Companies, Inc. ............ 30,705 6,319,396
MetLife, Inc. ............................ 40,272 3,276,530
Progressive Corp. (The) .................... 30,371 7,503,459
Willis Towers Watson PLC ................... 9,289 3,035,552
69,228,520
a
Interactive Media & Services  —  7 .1%
Alphabet, Inc. , Class A ..................... 125,930 26,811,756
Alphabet, Inc. , Class C , NVS ................. 281,973 60,209,695
Meta Platforms, Inc. , Class A ................. 89,143 65,849,934
Pinterest, Inc. , Class A
(a)
.................... 14,534 532,380
Reddit, Inc. , Class A
(a) (b)
..................... 4,536 1,020,963
Snap, Inc. , Class A , NVS
(a) (b)
................. 26,798 191,338
154,616,066
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 634 164,821
Gartner, Inc.
(a)
........................... 945 237,375
International Business Machines Corp. .......... 139,990 34,086,165
Okta, Inc. , Class A
(a)
....................... 3,438 318,943
Snowflake, Inc.
(a) (b)
........................ 3,090 737,459
VeriSign, Inc. ........................... 9,764 2,669,185
38,213,948
a
Life Sciences Tools & Services  —  1 .3%
Danaher Corp. .......................... 28,817 5,931,115
Illumina, Inc.
(a)
........................... 12,460 1,245,502
IQVIA Holdings, Inc.
(a)
...................... 4,029 768,773
Mettler-Toledo International, Inc.
(a)
............. 3,264 4,246,595
Revvity, Inc. ............................ 24,171 2,178,049
Thermo Fisher Scientific, Inc. ................. 20,652 10,175,653
Waters Corp.
(a)
.......................... 1,645 496,461
West Pharmaceutical Services, Inc. ............ 11,783 2,909,812
27,951,960
a
Machinery  —  2 .0%
Fortive Corp. ............................ 64,048 3,065,337
Graco, Inc. ............................. 56,720 4,843,321
IDEX Corp. ............................. 33,977 5,589,216
Ingersoll Rand, Inc.
(b)
...................... 34,146 2,712,217
Security Shares Value
a
Machinery (continued)
Xylem, Inc. ............................. 191,232 $ 27,070,802
43,280,893
a
Media  —  0 .1%
Charter Communications, Inc. , Class A
(a) (b)
........ 6,894 1,830,909
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 13,178 720,309
2,551,218
a
Mortgage REITs  —  0 .5%
Annaly Capital Management, Inc. .............. 469,669 9,952,286
a
Office REITs  —  0 .4%
BXP, Inc. .............................. 118,254 8,574,598
a
Pharmaceuticals  —  6 .2%
Bristol-Myers Squibb Co. .................... 138,540 6,536,317
Eli Lilly & Co. ........................... 69,462 50,886,472
Johnson & Johnson ....................... 119,923 21,246,758
Merck & Co., Inc. ......................... 144,732 12,174,856
Pfizer, Inc. ............................. 293,092 7,256,958
Royalty Pharma PLC , Class A ................ 289,514 10,416,714
Zoetis, Inc. , Class A ....................... 171,060 26,753,784
135,271,859
a
Professional Services  —  1 .0%
Automatic Data Processing, Inc. ............... 20,854 6,340,659
Booz Allen Hamilton Holding Corp. , Class C ....... 7,140 776,261
Equifax, Inc. ............................ 7,874 1,939,366
Paychex, Inc. ........................... 35,924 5,009,781
Paycom Software, Inc. ..................... 979 222,380
SS&C Technologies Holdings, Inc. ............. 3,001 266,068
Verisk Analytics, Inc. ....................... 29,798 7,989,440
22,543,955
a
Real Estate Management & Development  —  0 .2%
CoStar Group, Inc.
(a)
....................... 37,261 3,334,487
Zillow Group, Inc. , Class C , NVS
(a)
............. 4,371 368,519
3,703,006
a
Residential REITs  —  0 .6%
AvalonBay Communities, Inc. ................ 44,627 8,740,198
Equity Residential ........................ 31,054 2,053,291
Essex Property Trust, Inc. ................... 8,164 2,205,994
12,999,483
a
Retail REITs  —  0 .2%
Realty Income Corp. ....................... 30,409 1,786,833
Simon Property Group, Inc. .................. 18,162 3,281,147
5,067,980
a
Semiconductors & Semiconductor Equipment  —  16 .5%
Advanced Micro Devices, Inc.
(a)
............... 107,637 17,505,005
Analog Devices, Inc. ....................... 60,251 15,141,679
Broadcom, Inc. .......................... 185,230 55,085,550
First Solar, Inc.
(a)
......................... 80,057 15,626,326
KLA Corp. .............................. 6,225 5,428,200
Marvell Technology, Inc. .................... 307,148 19,308,859
NVIDIA Corp. ........................... 1,261,293 219,692,015
Texas Instruments, Inc. ..................... 66,270 13,418,349
361,205,983
a
Software  —  12 .6%
Adobe, Inc.
(a)
............................ 21,764 7,763,219
Autodesk, Inc.
(a)
.......................... 14,722 4,633,013
Fortinet, Inc.
(a)
........................... 29,842 2,350,654
Intuit, Inc. .............................. 17,658 11,777,886
Microsoft Corp. .......................... 343,444 174,019,640

iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Software (continued)
Oracle Corp. ............................ 94,230 $ 21,308,230
Palo Alto Networks, Inc.
(a)
................... 27,551 5,249,017
Roper Technologies, Inc. .................... 5,895 3,102,597
Salesforce, Inc. .......................... 68,834 17,638,713
ServiceNow, Inc.
(a)
........................ 28,086 25,767,782
Tyler Technologies, Inc.
(a)
................... 1,552 873,590
Workday, Inc. , Class A
(a) (b)
................... 5,981 1,380,534
Zoom Communications, Inc. , Class A
(a)
.......... 10,278 836,835
276,701,710
a
Specialized REITs  —  4 .0%
Digital Realty Trust, Inc. .................... 252,336 42,301,607
Equinix, Inc. ............................ 49,956 39,274,908
Extra Space Storage, Inc. ................... 10,658 1,530,275
Public Storage ........................... 16,200 4,772,358
87,879,148
a
Specialty Retail  —  0 .1%
Ulta Beauty, Inc.
(a)
........................ 3,933 1,937,907
a
Technology Hardware, Storage & Peripherals  —  6 .6%
Apple, Inc. ............................. 621,560 144,288,939
Super Micro Computer, Inc.
(a) (b)
................ 6,158 255,803
144,544,742
a
Trading Companies & Distributors  —  0 .2%
Fastenal Co. ............................ 72,370 3,593,894
United Rentals, Inc. ....................... 661 632,141
4,226,035
a
Security Shares Value
a
Water Utilities  —  1 .0%
American Water Works Co., Inc. ............... 153,135 $ 21,976,404
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,782,779,179 ) ............................... 2,183,013,979
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 13,933,666 13,940,633
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
............................ 2,151,695 2,151,695
a
Total Short-Term Securities — 0.7%
(Cost: $ 16,089,582 ) ................................. 16,092,328
Total Investments — 100.5%
(Cost: $ 1,798,868,761 ) ............................... 2,199,106,307
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (11,927,519)
Net Assets — 100.0% ................................. $ 2,187,178,788
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,267,743 $ — $ (2,322,282)
(a)
$ (4,226) $ (602) $ 13,940,633 13,933,666 $ 41,548
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,360,904 — (209,209)
(a)
— — 2,151,695 2,151,695 133,530 —
BlackRock, Inc. .... 9,664,698 3,662,341 (4,053,978) 1,124,760 1,359,376 11,757,197 10,431 217,434 —
$ 1,120,534 $ 1,358,774
$ 27,849,525
$ 392,512 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2025
iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
38
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 6 09/19/25 $ 832 $ 15,473
E-Mini NASDAQ 100 Index ............................................................... 6 09/19/25 2,815 89,982
$ 105,455
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 105,455 $ — $ — $ — $ 105,455
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 254,753 $ — $ — $ — $ 254,753
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 30,969 $ — $ — $ — $ 30,969
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,943,290
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,183,013,979 $ — $ — $ 2,183,013,979
Short-Term Securities
Money Market Funds ...................................... 16,092,328 — — 16,092,328
$ 2,199,106,307 $ — $ — $ 2,199,106,307

iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2025
39
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 105,455 $ — $ — $ 105,455
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

2025
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
August 31, 2025
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 14,137,450,264  $ 21,236,038  $ 1,974,678,445  $ 18,540,369
Investments, at value — affiliated
(c)
......................................... 110,040,891  63,925  182,098,619  269,548
Cash ............................................................. 112,875  —  —  207
Cash pledged:
Futures contracts ................................................... 2,487,000  —  483,000  3,000
Receivables:
Investments sold ................................................... —  430,963  —  —
Securities lending income — affiliated ..................................... 10,506  6  450,781  12
Dividends — unaffiliated .............................................. 13,438,993  8,071  1,381,250  30,258
Dividends — affiliated ................................................ 83,727  48  22,415  39
Total assets ........................................................
14,263,624,256  21,739,051  2,159,114,510  18,843,433
LIABILITIES
Collateral on securities loaned ............................................ 66,025,550  46,693  173,608,278  198,369
Payables:
Investment advisory fees .............................................. 1,799,429  3,297  277,330  2,809
Variation margin on futures contracts ...................................... 234,938  138  37,734  124
Total liabilities .......................................................
68,059,917  50,128  173,923,342  201,302
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 14,195,564,339  $ 21,688,923  $ 1,985,191,168  $ 18,642,131
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 12,570,227,774  $ 19,846,537  $ 1,826,893,379  $ 18,589,311
Accumulated earnings ................................................. 1,625,336,565  1,842,386  158,297,789  52,820
NET ASSETS .......................................................
$ 14,195,564,339  $ 21,688,923  $ 1,985,191,168  $ 18,642,131
NET ASSET VALUE
Shares outstanding ................................................... 100,700,000  440,000  44,750,000  600,000
Net asset value ...................................................... $ 140.97  $ 49.29  $ 44.36  $ 31.07
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 64,017,153  $ 45,201  $ 167,745,817  $ 193,038
(b)
Investments, at cost — unaffiliated ....................................... $ 10,741,853,155  $ 18,919,602  $ 1,630,657,079  $ 18,002,305
(c)
Investments, at cost — affiliated ......................................... $ 104,126,539  $ 63,923  $ 182,038,104  $ 263,413

Statements of Assets and Liabilities
(continued)
August 31, 2025
Statements of Assets and Liabilities
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate Optimized
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 885,312,319  $ 2,171,256,782
Investments, at value — affiliated
(c)
........................................................................ 6,849,249  27,849,525
Cash ............................................................................................ 4,300  13,290
Cash pledged:
Futures contracts .................................................................................. 87,000  247,000
Receivables:
Securities lending income — affiliated .................................................................... 201  2,457
Dividends — unaffiliated ............................................................................. 839,471  1,951,684
Dividends — affiliated ............................................................................... 3,724  6,860
Total assets .......................................................................................
893,096,264  2,201,327,598
LIABILITIES
Collateral on securities loaned ........................................................................... 1,049,068  13,931,199
Payables:
Investment advisory fees ............................................................................. 78,220  186,021
Variation margin on futures contracts ..................................................................... 8,950  31,590
Total liabilities ......................................................................................
1,136,238  14,148,810
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 891,960,026  $ 2,187,178,788
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 742,109,793  $ 1,839,782,068
Accumulated earnings ................................................................................ 149,850,233  347,396,720
NET ASSETS ......................................................................................
$ 891,960,026  $ 2,187,178,788
NET ASSET VALUE
Shares outstanding .................................................................................. 7,900,000  31,600,000
Net asset value ..................................................................................... $ 112.91  $ 69.21
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 1,029,925  $ 13,563,222
(b)
Investments, at cost — unaffiliated ...................................................................... $ 644,958,827  $ 1,774,033,411
(c)
Investments, at cost — affiliated ........................................................................ $ 5,693,262  $ 24,835,350

2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2025
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 170,499,672  $ 75,033  $ 22,583,325  $ 347,498
Dividends — affiliated .............................................. 1,666,323  1,081  225,537  2,237
Interest — unaffiliated .............................................. 121,420  30  30,836  41
Securities lending income — affiliated — net ............................... 130,452  159  1,001,709  200
Foreign taxes withheld ............................................. (44,766) —  (20,038) (157)
Total investment income ..............................................
172,373,101  76,303  23,821,369  349,819
EXPENSES
Investment advisory ............................................... 20,226,930  30,516  3,135,784  27,657
Interest expense ................................................. —  —  1,427  —
Total expenses .................................................... 20,226,930  30,516  3,137,211  27,657
Net investment income ...............................................
152,146,171  45,787  20,684,158  322,162
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (82,288,632) (400,028) (10,199,582) (494,253)
Investments — affiliated ........................................... 396,909  (321) (15,363) (445)
Futures contracts ............................................... 4,727,165  3,862  (817,729) 715
In-kind redemptions — unaffiliated
(a)
................................... 871,101,642  2,397,884  37,658,535  1,175,209
In-kind redemptions — affiliated
(a)
.................................... 975,877  —  —  4,823
794,912,961  2,001,397  26,625,861  686,049
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 961,838,019  1,275,967  103,636,907  (16,979)
Investments — affiliated ........................................... 2,518,487  2  (2,337) 4,228
Futures contracts ............................................... (36,098) (138) 23,351  50
964,320,408  1,275,831  103,657,921  (12,701)
Net realized and unrealized gain ........................................
1,759,233,369  3,277,228  130,283,782  673,348
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 1,911,379,540  $ 3,323,015  $ 150,967,940  $ 995,510
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended August 31, 2025
Statements of Operations
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate Optimized
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 11,630,231  $ 22,285,833
Dividends — affiliated .............................................................................. 212,234  350,964
Interest — unaffiliated .............................................................................. 8,683  11,260
Securities lending income — affiliated — net ............................................................... 9,662  41,548
Foreign taxes withheld ............................................................................. (4,309) —
Total investment income ..............................................................................
11,856,501  22,689,605
EXPENSES
Investment advisory ............................................................................... 973,044  2,050,169
Interest expense ................................................................................. —  2
Total expenses .................................................................................... 973,044  2,050,171
Net investment income ...............................................................................
10,883,457  20,639,434
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (6,157,142) (22,381,782)
Investments — affiliated ........................................................................... 151  (4,750)
Futures contracts ............................................................................... 413,750  254,753
In-kind redemptions — unaffiliated
(a)
................................................................... 100,904,861  270,152,326
In-kind redemptions — affiliated
(a)
.................................................................... 425,663  1,125,284
95,587,283  249,145,831
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 23,987,327  (6,711,454)
Investments — affiliated ........................................................................... 798,942  1,358,774
Futures contracts ............................................................................... (35,303) 30,969
24,750,966  (5,321,711)
Net realized and unrealized gain ........................................................................
120,338,249  243,824,120
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 131,221,706  $ 264,463,554
(a)
See Note 2 of the Notes to Financial Statements.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Aware MSCI USA ETF
iShares
ESG Aware MSCI USA Growth ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 152,146,171  $ 167,541,428  $ 45,787  $ 18,738
Net realized gain ............................................. 794,912,961  917,628,514  2,001,397  1,329,311
Net change in unrealized appreciation (depreciation) ..................... 964,320,408  1,953,947,204  1,275,831  63,460
Net increase in net assets resulting from operations ........................
1,911,379,540  3,039,117,146  3,323,015  1,411,509
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(156,210,658) (167,716,956) (39,341) (17,879)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(547,332,800) (2,708,499,065) 10,294,499  1,696,327
NET ASSETS
Total increase in net assets ........................................ 1,207,836,082  162,901,125  13,578,173  3,089,957
Beginning of year ...............................................
12,987,728,257  12,824,827,132  8,110,750  5,020,793
End of year ...................................................
$ 14,195,564,339  $ 12,987,728,257  $ 21,688,923  $ 8,110,750
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI USA Small-Cap ETF
iShares
ESG Aware MSCI USA Value ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 20,684,158  $ 18,795,257  $ 322,162  $ 105,843
Net realized gain (loss) ......................................... 26,625,861  (26,686,363) 686,049  284,766
Net change in unrealized appreciation (depreciation) ..................... 103,657,921  246,505,947  (12,701) 595,255
Net increase in net assets resulting from operations ........................
150,967,940  238,614,841  995,510  985,864
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(23,987,448) (18,566,377) (270,188) (102,690)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
46,592,048  187,992,696  12,014,313  1,058,677
NET ASSETS
Total increase in net assets ........................................ 173,572,540  408,041,160  12,739,635  1,941,851
Beginning of year ...............................................
1,811,618,628  1,403,577,468  5,902,496  3,960,645
End of year ...................................................
$ 1,985,191,168  $ 1,811,618,628  $ 18,642,131  $ 5,902,496
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG MSCI USA Leaders ETF
iShares
Paris-Aligned Climate Optimized MSCI USA
ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 10,883,457  $ 13,394,035  $ 20,639,434  $ 18,601,680
Net realized gain ............................................. 95,587,283  86,049,624  249,145,831  91,957,889
Net change in unrealized appreciation (depreciation) ..................... 24,750,966  160,145,460  (5,321,711) 293,550,269
Net increase in net assets resulting from operations ........................
131,221,706  259,589,119  264,463,554  404,109,838
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(11,531,307) (13,649,428) (21,273,481) (17,622,634)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(313,129,817) (299,846,767) (86,251,742) 153,979,428
NET ASSETS
Total increase (decrease) in net assets ................................ (193,439,418) (53,907,076) 156,938,331  540,466,632
Beginning of year ...............................................
1,085,399,444  1,139,306,520  2,030,240,457  1,489,773,825
End of year ...................................................
$ 891,960,026  $ 1,085,399,444  $ 2,187,178,788  $ 2,030,240,457
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 123.87  $ 99.22  $ 88.13  $ 103.69  $ 79.74
Net investment income
(a)
................................ 1 .46  1 .42  1 .37  1 .29  1 .18
Net realized and unrealized gain (loss)
(b)
......................
17.14  24.64  11.23  (15.62) 23.87
Net increase (decrease) from investment operations ...............
18.60  26.06  12.60  (14.33) 25.05
Distributions from net investment income
(c)
...................... ( 1 .50 ) ( 1 .41 ) ( 1 .51 ) ( 1 .23 ) ( 1 .10 )
Net asset value, end of year ..............................
$ 140.97  $ 123.87  $ 99.22  $ 88.13  $ 103.69
Total Return
(d)
– – – – –
Based on net asset value .................................
15.14% 26.51% 14.57% (13.96) % 31.71%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .13% 1 .31% 1 .54% 1 .32% 1 .30%
Supplemental Data
Net assets, end of year (000) ...............................
$ 14,195,564  $ 12,987,728  $ 12,824,827  $ 22,194,428  $ 22,262,630
Portfolio turnover rate
(f)
...................................
24% 22% 25% 22% 21%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Growth ETF
Year Ended
08/31/25
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period .......................................................
$ 40.55  $ 31.38  $ 25.42
Net investment income
(b)
............................................................... 0 .12  0 .11  0 .08
Net realized and unrealized gain
(c)
.........................................................
8 .73  9 .17  5 .93
Net increase from investment operations ......................................................
8 .85  9 .28  6 .01
Distributions from net investment income
(d)
..................................................... ( 0 .11 ) ( 0 .11 ) ( 0 .05 )
Net asset value, end of period ............................................................
$ 49.29  $ 40.55  $ 31.38
Total Return
(e)
– – –
Based on net asset value ................................................................
21.87% 29.66% 23.72%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses .......................................................................
0 .18% 0 .18% 0 .18%
(h)
Net investment income ..................................................................
0 .27% 0 .32% 0 .50%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................
$ 21,689  $ 8,111  $ 5,021
Portfolio turnover rate
(i)
..................................................................
30% 36% 20%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Small-Cap ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 41.36  $ 35.90  $ 33.85  $ 40.26  $ 27.34
Net investment income
(a)
................................ 0 .46  0 .47  0 .48  0 .42  0 .35
Net realized and unrealized gain (loss)
(b)
......................
3 .08  5 .46  2 .09  ( 6 .43 ) 12.95
Net increase (decrease) from investment operations ...............
3 .54  5 .93  2 .57  ( 6 .01 ) 13.30
Distributions from net investment income
(c)
...................... ( 0 .54 ) ( 0 .47 ) ( 0 .52 ) ( 0 .40 ) ( 0 .38 )
Net asset value, end of year ..............................
$ 44.36  $ 41.36  $ 35.90  $ 33.85  $ 40.26
Total Return
(d)
– – – – –
Based on net asset value .................................
8 .65% 16.70% 7 .75% (15.03) % 48.95%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .17% 0 .17% 0 .17% 0 .17% 0 .17%
Net investment income ...................................
1 .12% 1 .25% 1 .41% 1 .15% 0 .96%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,985,191  $ 1,811,619  $ 1,403,577  $ 1,479,097  $ 1,099,038
Portfolio turnover rate
(f)
...................................
35% 35% 37% 37% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Value ETF
Year Ended
08/31/25
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................................
$ 29.51  $ 24.75  $ 25.35
Net investment income
(b)
.............................................................. 0 .62  0 .61  0 .39
Net realized and unrealized gain (loss)
(c)
....................................................
1 .50  4 .76  ( 0 .76 )
Net increase (decrease) from investment operations .............................................
2 .12  5 .37  ( 0 .37 )
Distributions from net investment income
(d)
.................................................... ( 0 .56 ) ( 0 .61 ) ( 0 .23 )
Net asset value, end of period ...........................................................
$ 31.07  $ 29.51  $ 24.75
Total Return
(e)
– – –
Based on net asset value ...............................................................
7 .32% 22.12% ( 1 .38 ) %
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0 .18% 0 .18% 0 .18%
(h)
Net investment income .................................................................
2 .10% 2 .33% 2 .72%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 18,642  $ 5,902  $ 3,961
Portfolio turnover rate
(i)
.................................................................
35% 38% 21%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Leaders ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 99.58  $ 79.67  $ 68.20  $ 79.65  $ 60.55
Net investment income
(a)
................................ 1 .16  1 .07  1 .08  1 .00  0 .94
Net realized and unrealized gain (loss)
(b)
......................
13.35  19.91  11.45  (11.48) 19.08
Net increase (decrease) from investment operations ...............
14.51  20.98  12.53  (10.48) 20.02
Distributions from net investment income
(c)
...................... ( 1 .18 ) ( 1 .07 ) ( 1 .06 ) ( 0 .97 ) ( 0 .92 )
Net asset value, end of year ..............................
$ 112.91  $ 99.58  $ 79.67  $ 68.20  $ 79.65
Total Return
(d)
– – – – –
Based on net asset value .................................
14.70% 26.57% 18.66% (13.29) % 33.44%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
Net investment income ...................................
1 .12% 1 .22% 1 .55% 1 .32% 1 .38%
Supplemental Data
Net assets, end of year (000) ...............................
$ 891,960  $ 1,085,399  $ 1,139,307  $ 3,116,650  $ 4,077,962
Portfolio turnover rate
(f)
...................................
4% 8% 14% 10% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-Aligned Climate Optimized MSCI USA ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Period From
02/08/22
(a)
to 08/31/22
Net asset value, beginning of period ......................................
$ 62.18  $ 49.91  $ 43.50  $ 50.43
Net investment income
(b)
.............................................. 0 .65  0 .60  0 .55  0 .32
Net realized and unrealized gain (loss)
(c)
....................................
7 .04  12.25  6 .38  ( 7 .08 )
Net increase (decrease) from investment operations .............................
7 .69  12.85  6 .93  ( 6 .76 )
Distributions from net investment income
(d)
.................................... ( 0 .66 ) ( 0 .58 ) ( 0 .52 ) ( 0 .17 )
Net asset value, end of period ...........................................
$ 69.21  $ 62.18  $ 49.91  $ 43.50
Total Return
(e)
– – – –
Based on net asset value ...............................................
12.46% 25.98% 16.13% (13.42) %
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0 .10% 0 .10% 0 .10% 0 .11%
(h)
Total expenses after fees waived ..........................................
0 .10% 0 .10% 0 .10% 0 .10%
(h)
Net investment income .................................................
1 .01% 1 .10% 1 .23% 1 .26%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 2,187,179  $ 2,030,240  $ 1,489,774  $ 756,882
Portfolio turnover rate
(i)
.................................................
15% 11% 12% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
ESG Aware MSCI USA ................................................................................................. Diversified
ESG Aware MSCI USA Growth ........................................................................................... Non-diversified
ESG Aware MSCI USA Small-Cap ......................................................................................... Diversified
ESG Aware MSCI USA Value ............................................................................................. Non-diversified
ESG MSCI USA Leaders ................................................................................................ Non-diversified
Paris-Aligned Climate Optimized MSCI USA
(a)
................................................................................. Non-diversified
(a)
Formerly known as the iShares Paris-Aligned Climate MSCI USA ETF.

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The

Notes to Financial Statements
( continued)

Notes to Financial Statements
market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
ESG Aware MSCI USA
Barclays Bank PLC ............................................... $ 12,020,771 $ (12,020,771) $ — $ —
BNP Paribas SA ................................................. 21,891,518 (21,891,518) — —
BofA Securities, Inc. .............................................. 4,389,636 (4,389,636) — —
Citadel Clearing LLC .............................................. 4,302 (4,302) — —
Citigroup Global Markets, Inc. ........................................ 10,136,395 (10,136,395) — —
J.P. Morgan Securities LLC ......................................... 12,858,839 (12,858,839) — —
Jefferies LLC ................................................... 2,452 (2,452) — —
State Street Bank & Trust Co. ........................................ 4,329 (4,329) — —
Virtu Americas LLC ............................................... 1,811,458 (1,811,458) — —
Wells Fargo Securities LLC ......................................... 897,453 (897,453) — —
$ 64,017,153 $ (64,017,153)
$ —
$ —
a
ESG Aware MSCI USA Growth
J.P. Morgan Securities LLC ......................................... 45,201 (45,201) — —
$ 45,201 $ (45,201)
$ —
$ —
a
ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc. ............................................. 2,404,127 (2,404,127) — —
BNP Paribas SA ................................................. 13,809,358 (13,809,358) — —
BofA Securities, Inc. .............................................. 19,852,154 (19,852,154) — —
Citadel Clearing LLC .............................................. 9,460 (9,460) — —
Citigroup Global Markets, Inc. ........................................ 23,453,072 (23,453,072) — —
HSBC Bank PLC ................................................ 1,928,804 (1,928,804) — —
J.P. Morgan Securities LLC ......................................... 45,031,823 (45,031,823) — —
Jefferies LLC ................................................... 2,791,159 (2,791,159) — —
Morgan Stanley ................................................. 30,409,393 (30,409,393) — —
National Financial Services LLC ...................................... 2,543,243 (2,543,243) — —
Pershing LLC ................................................... 63,747 (63,747) — —
RBC Capital Markets LLC .......................................... 20,173 (20,173) — —
State Street Bank & Trust Co. ........................................ 1,007,195 (1,007,195) — —
Toronto-Dominion Bank ............................................ 478,404 (478,404) — —
UBS AG ...................................................... 6,401,269 (6,401,269) — —
UBS Securities LLC .............................................. 689,080 (689,080) — —
Virtu Americas LLC ............................................... 536,844 (536,844) — —
Wells Fargo Bank NA ............................................. 5,954,108 (5,954,108) — —
Wells Fargo Securities LLC ......................................... 10,362,404 (10,362,404) — —
$ 167,745,817 $ (167,745,817)
$ —
$ —
a

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
ESG Aware MSCI USA Value
BofA Securities, Inc. .............................................. $ 13,923 $ (13,923) $ — $ —
Citigroup Global Markets, Inc. ........................................ 106,557 (106,557) — —
J.P. Morgan Securities LLC ......................................... 2,293 (2,293) — —
RBC Capital Markets LLC .......................................... 17,680 (17,680) — —
Wells Fargo Bank NA ............................................. 52,585 (52,585) — —
$ 193,038 $ (193,038)
$ —
$ —
a
ESG MSCI USA Leaders
Citigroup Global Markets, Inc. ........................................ 1,328 (1,328) — —
J.P. Morgan Securities LLC ......................................... 319,764 (319,764) — —
Morgan Stanley ................................................. 708,833 (708,833) — —
$ 1,029,925 $ (1,029,925)
$ —
$ —
a
Paris-Aligned Climate Optimized MSCI USA
BofA Securities, Inc. .............................................. 839,160 (839,160) — —
Citigroup Global Markets, Inc. ........................................ 2,139,860 (2,139,860) — —
Goldman Sachs & Co. LLC ......................................... 4,500,711 (4,500,711) — —
J.P. Morgan Securities LLC ......................................... 2,485,495 (2,485,495) — —
Morgan Stanley ................................................. 2,877,641 (2,877,641) — —
State Street Bank & Trust Co. ........................................ 7,261 (7,261) — —
Wells Fargo Bank NA ............................................. 713,094 (713,094) — —
$ 13,563,222 $ (13,563,222)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
ESG Aware MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
ESG Aware MSCI USA Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG Aware MSCI USA Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.17
ESG Aware MSCI USA Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG MSCI USA Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
Paris-Aligned Climate Optimized MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
ESG Aware MSCI USA ................................................................................................ $ 53,656
ESG Aware MSCI USA Growth .......................................................................................... 67
ESG Aware MSCI USA Small-Cap ........................................................................................ 281,908
ESG Aware MSCI USA Value ............................................................................................ 83
ESG MSCI USA Leaders ............................................................................................... 3,974
Paris-Aligned Climate Optimized MSCI USA .................................................................................. 16,660

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
For the year ended August 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Aware MSCI USA ............................................................
$ 981,342,236  $ 875,092,796  $ (25,795,765)
ESG Aware MSCI USA Small-Cap ....................................................
178,501,985  201,231,420  46,604,074
ESG MSCI USA Leaders ...........................................................
14,539,515  10,874,477  (683,341)
Paris-Aligned Climate Optimized MSCI USA ..............................................
118,012,846  104,750,352  (13,062,715)
iShares ETF Purchases Sales
ESG Aware MSCI USA .............................................................................. $ 3,206,821,262  $ 3,171,359,242
ESG Aware MSCI USA Growth ........................................................................ 5,041,375  5,337,493
ESG Aware MSCI USA Small-Cap ...................................................................... 647,997,245  649,774,438
ESG Aware MSCI USA Value .......................................................................... 5,546,524  5,449,274
ESG MSCI USA Leaders ............................................................................. 36,788,218  35,933,414
Paris-Aligned Climate Optimized MSCI USA ................................................................ 299,268,615  297,693,002
iShares ETF In-kind Purchases In-kind Sales
ESG Aware MSCI USA .............................................................................. $ 2,231,260,069  $ 2,775,570,725
ESG Aware MSCI USA Growth ........................................................................ 21,076,071  10,833,203
ESG Aware MSCI USA Small-Cap ...................................................................... 163,669,511  119,479,930
ESG Aware MSCI USA Value .......................................................................... 20,263,885  8,267,334
ESG MSCI USA Leaders ............................................................................. 30,404,841  342,418,548
Paris-Aligned Climate Optimized MSCI USA ................................................................ 717,703,957  804,614,649
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Aware MSCI USA ................................................................................ $ 871,861,224 $ (871,861,224)
ESG Aware MSCI USA Growth .......................................................................... 2,397,672 (2,397,672)
ESG Aware MSCI USA Small-Cap ........................................................................ 37,322,204 (37,322,204)
ESG Aware MSCI USA Value ............................................................................ 1,179,580 (1,179,580)
ESG MSCI USA Leaders ............................................................................... 100,783,745 (100,783,745)
Paris-Aligned Climate Optimized MSCI USA .................................................................. 270,898,634 (270,898,634)

Notes to Financial Statements
( continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of August 31, 2025, the tax components of accumulated earnings (losses) were as follows:
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
iShares ETF
Year Ended
08/31/25
Year Ended
08/31/24
ESG Aware MSCI USA
Ordinary income ........................................................................................... $ 156,210,658 $ 167,716,956
ESG Aware MSCI USA Growth
Ordinary income ........................................................................................... $ 39,341 $ 17,879
ESG Aware MSCI USA Small-Cap
Ordinary income ........................................................................................... $ 23,987,448 $ 18,566,377
ESG Aware MSCI USA Value
Ordinary income ........................................................................................... $ 270,188 $ 102,690
ESG MSCI USA Leaders
Ordinary income ........................................................................................... $ 11,531,307 $ 13,649,428
Paris-Aligned Climate Optimized MSCI USA
Ordinary income ........................................................................................... $ 21,273,481 $ 17,622,634
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG Aware MSCI USA ..............................................
$ 32,227,025 $ (1,797,982,697) $ 3,391,092,237 $ 1,625,336,565
ESG Aware MSCI USA Growth ........................................
11,755 (471,922) 2,302,553 1,842,386
ESG Aware MSCI USA Small-Cap ......................................
3,534,534 (182,635,022) 337,398,277 158,297,789
ESG Aware MSCI USA Value ..........................................
83,003 (553,537) 523,354 52,820
ESG MSCI USA Leaders .............................................
1,984,369 (88,129,680) 235,995,544 149,850,233
Paris-Aligned Climate Optimized MSCI USA ................................
5,145,350 (54,629,266) 396,880,636 347,396,720
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware MSCI USA .......................................... $ 10,856,398,918  $ 3,794,036,426  $ (402,944,189) $ 3,391,092,237
ESG Aware MSCI USA Growth .................................... 18,997,410  2,748,398  (445,845) 2,302,553
ESG Aware MSCI USA Small-Cap .................................. 1,819,378,787  460,006,449  (122,608,172) 337,398,277
ESG Aware MSCI USA Value ...................................... 18,286,563  1,314,551  (791,197) 523,354
ESG MSCI USA Leaders ......................................... 656,166,024  284,911,465  (48,915,921) 235,995,544
Paris-Aligned Climate Optimized MSCI USA ............................ 1,802,225,671  468,257,574  (71,376,938) 396,880,636

Notes to Financial Statements
(continued)

2025
iShares Annual Financial Statements and Additional Information
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
( continued)

Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
08/31/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount
ESG Aware MSCI USA
Shares sold ............................................... 17,400,000  $ 2,238,178,790  14,200,000  $ 1,575,093,815
Shares redeemed ........................................... (21,550,000) (2,785,511,590) (38,600,000) (4,283,592,880)
(4,150,000) $ (547,332,800) (24,400,000) $ (2,708,499,065)
ESG Aware MSCI USA Growth
Shares sold ............................................... 480,000  $ 21,130,829  120,000  $ 4,685,067
Shares redeemed ........................................... (240,000) (10,836,330) (80,000) (2,988,740)
240,000  $ 10,294,499  40,000  $ 1,696,327
ESG Aware MSCI USA Small-Cap
Shares sold ............................................... 4,000,000  $ 170,949,165  8,400,000  $ 318,168,579
Shares redeemed ........................................... (3,050,000) (124,357,117) (3,700,000) (130,175,883)
950,000  $ 46,592,048  4,700,000  $ 187,992,696
ESG Aware MSCI USA Value
Shares sold ............................................... 680,000  $ 20,309,869  80,000  $ 2,239,198
Shares redeemed ........................................... (280,000) (8,295,556) (40,000) (1,180,521)
400,000  $ 12,014,313  40,000  $ 1,058,677
ESG MSCI USA Leaders
Shares sold ............................................... 300,000  $ 30,535,048  1,250,000  $ 110,627,798
Shares redeemed ........................................... (3,300,000) (343,664,865) (4,650,000) (410,474,565)
(3,000,000) $ (313,129,817) (3,400,000) $ (299,846,767)
Paris-Aligned Climate Optimized MSCI USA
Shares sold ............................................... 11,550,000  $ 719,379,872  9,250,000  $ 512,305,990
Shares redeemed ........................................... (12,600,000) (805,631,614) (6,450,000) (358,326,562)
(1,050,000) $ (86,251,742) 2,800,000  $ 153,979,428

Report of Independent Registered Public Accounting Firm

2025
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31,
2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares ESG Aware MSCI USA ETF
iShares ESG Aware MSCI USA Growth ETF
iShares ESG Aware MSCI USA Small-Cap ETF
iShares ESG Aware MSCI USA Value ETF
iShares ESG MSCI USA Leaders ETF
iShares Paris-Aligned Climate Optimized MSCI USA ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
ESG Aware MSCI USA ................................................................................................. $ 162,912,435
ESG Aware MSCI USA Growth ........................................................................................... 69,778
ESG Aware MSCI USA Small-Cap ......................................................................................... 19,595,481
ESG Aware MSCI USA Value ............................................................................................. 324,675
ESG MSCI USA Leaders ................................................................................................ 11,135,772
Paris-Aligned Climate Optimized MSCI USA ................................................................................... 17,256,143
iShares ETF
Qualified Business
Income
ESG Aware MSCI USA ................................................................................................. $ 5,658,693
ESG Aware MSCI USA Growth ........................................................................................... 1,660
ESG Aware MSCI USA Small-Cap ......................................................................................... 3,160,950
ESG Aware MSCI USA Value ............................................................................................. 12,889
ESG MSCI USA Leaders ................................................................................................ 507,212
Paris-Aligned Climate Optimized MSCI USA ................................................................................... 4,323,865
iShares ETF
Dividends-Received
Deduction
ESG Aware MSCI USA ................................................................................................. 100.00%
ESG Aware MSCI USA Growth ........................................................................................... 100.00
ESG Aware MSCI USA Small-Cap ......................................................................................... 88.28
ESG Aware MSCI USA Value ............................................................................................. 96.02
ESG MSCI USA Leaders ................................................................................................ 96.08
Paris-Aligned Climate Optimized MSCI USA ................................................................................... 78.37

Additional Information

2025
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares ESG Aware MSCI USA Growth ETF, iShares ESG Aware MSCI USA Value ETF, iShares ESG MSCI USA Leaders ETF, iShares Paris-Aligned Climate
Optimized MSCI USA ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company's Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
(continued)

2025
iShares Annual Financial Statements and Additional Information
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

2025
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX Exchange

Page
2

Important Tax Information
(unaudited)
................................................................................................. 20

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
Avon Technologies PLC ................... 2,846 $ 73,317
Babcock International Group PLC ............. 23,891 327,997
Chemring Group PLC ..................... 25,599 185,784
Cohort PLC ............................ 3,289 57,002
QinetiQ Group PLC ...................... 45,981 295,577
Senior PLC ............................ 39,891 108,131
1,047,808
a
Automobile Components  —  0 .4%
AB Dynamics PLC ....................... 1,744 33,590
Dowlais Group PLC ...................... 123,820 130,565
164,155
a
Automobiles  —  0 .1%
Aston Martin Lagonda Global Holdings PLC
(a) (b) (c)
... 23,775 23,481
a
Banks  —  1 .7%
Close Brothers Group PLC
(b)
................ 14,152 87,953
Lion Finance Group PLC ................... 3,300 327,141
Metro Bank Holdings PLC
(b)
................. 32,379 51,641
TBC Bank Group PLC .................... 3,965 234,515
701,250
a
Beverages  —  0 .7%
AG Barr PLC ........................... 10,554 97,343
C&C Group PLC ........................ 35,159 81,451
Fevertree Drinks PLC ..................... 9,658 105,848
284,642
a
Biotechnology  —  0 .5%
Genus PLC ............................ 6,210 218,908
a
Broadline Retail  —  0 .8%
B&M European Value Retail SA .............. 94,400 307,041
THG PLC
(b)
............................ 58,231 22,485
329,526
a
Building Products  —  0 .7%
Genuit Group PLC ....................... 23,699 107,994
Volution Group PLC ...................... 18,618 159,037
267,031
a
Capital Markets  —  14 .4%
Aberdeen Group PLC ..................... 173,105 455,617
AJ Bell PLC ........................... 30,517 210,673
Alpha Group International PLC ............... 3,382 190,912
Ashmore Group PLC ..................... 40,673 98,073
Bridgepoint Group PLC
(a)
................... 23,555 107,227
CMC Markets PLC
(a)
...................... 10,582 31,394
Foresight Group Holdings Ltd. ............... 6,294 39,217
Georgia Capital PLC
(b)
.................... 2,931 90,179
ICG PLC ............................. 27,395 807,815
IG Group Holdings PLC ................... 32,874 502,207
IntegraFin Holdings PLC ................... 28,042 132,411
Investec PLC .......................... 54,824 400,882
IP Group PLC
(b)
......................... 86,044 69,895
JTC PLC
(a)
............................ 14,577 227,856
Jupiter Fund Management PLC .............. 42,419 71,782
Man Group PLC ........................ 109,743 242,497
Molten Ventures PLC
(b)
.................... 15,321 74,093
Ninety One PLC ........................ 27,021 69,281
Plus500 Ltd. ........................... 6,715 275,169
Polar Capital Holdings PLC ................. 8,616 53,519
Quilter PLC
(a)
.......................... 132,044 292,692
Security Shares Value
a
Capital Markets (continued)
Rathbones Group PLC .................... 6,083 $ 151,307
St. James's Place PLC .................... 50,381 863,914
TP ICAP Group PLC ..................... 70,722 265,485
XPS Pensions Group PLC .................. 17,835 83,888
5,807,985
a
Chemicals  —  2 .6%
Croda International PLC ................... 12,523 424,233
Elementis PLC ......................... 55,094 121,064
Johnson Matthey PLC .................... 15,784 407,638
Victrex PLC ........................... 7,777 75,057
1,027,992
a
Commercial Services & Supplies  —  1 .4%
Johnson Service Group PLC ................ 37,721 70,902
Mitie Group PLC ........................ 120,018 227,170
Serco Group PLC ....................... 96,284 284,220
582,292
a
Communications Equipment  —  0 .4%
Spirent Communications PLC ............... 54,751 145,042
a
Construction & Engineering  —  2 .3%
Balfour Beatty PLC ...................... 47,208 378,782
Keller Group PLC ....................... 6,704 120,953
Kier Group PLC ......................... 42,175 108,238
Morgan Sindall Group PLC ................. 4,290 242,082
Renew Holdings PLC ..................... 7,539 81,595
931,650
a
Construction Materials  —  1 .1%
Breedon Group PLC ...................... 26,068 129,448
Ibstock PLC
(a)
.......................... 37,114 69,325
Marshalls PLC .......................... 22,512 54,343
RHI Magnesita N.V. ...................... 1,591 43,910
SigmaRoc PLC
(b)
........................ 95,431 148,346
445,372
a
Consumer Staples Distribution & Retail  —  0 .6%
Ocado Group PLC
(b)
...................... 55,066 250,609
a
Distributors  —  0 .7%
Inchcape PLC .......................... 31,496 284,162
a
Diversified Consumer Services  —  0 .2%
Auction Technology Group PLC
(b)
............. 8,494 38,747
ME GROUP INTERNATIONAL PLC ........... 21,298 57,545
96,292
a
Diversified REITs  —  1 .1%
British Land Co. PLC (The) ................. 94,317 428,264
a
Diversified Telecommunication Services  —  0 .6%
Gamma Communications PLC ............... 8,681 123,903
Helios Towers PLC
(b)
..................... 74,616 132,315
256,218
a
Electrical Equipment  —  0 .3%
DiscoverIE Group PLC .................... 9,181 75,199
Volex PLC ............................ 13,045 61,292
136,491
a
Electronic Equipment, Instruments & Components  —  2 .0%
Oxford Instruments PLC ................... 5,455 135,791
Renishaw PLC ......................... 3,765 164,367

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
4
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Spectris PLC ........................... 9,369 $ 512,645
812,803
a
Energy Equipment & Services  —  0 .2%
Hunting PLC ........................... 13,279 58,959
John Wood Group PLC
(b) (d)
................. 62,759 14,077
73,036
a
Financial Services  —  1 .2%
OSB Group PLC ........................ 34,299 244,479
Paragon Banking Group PLC ................ 18,578 218,206
462,685
a
Food Products  —  2 .6%
Bakkavor Group PLC
(a)
.................... 19,071 59,028
Cranswick PLC ......................... 5,103 351,731
Greencore Group PLC .................... 41,531 140,052
Hilton Food Group PLC .................... 7,609 85,463
Premier Foods PLC ...................... 61,277 156,202
Tate & Lyle PLC ......................... 35,829 257,628
1,050,104
a
Ground Transportation  —  0 .6%
Firstgroup PLC ......................... 54,258 162,510
Zigup PLC ............................ 21,520 91,477
253,987
a
Health Care Equipment & Supplies  —  1 .4%
Advanced Medical Solutions Group PLC ........ 20,560 56,224
Convatec Group PLC
(a)
.................... 154,212 493,016
549,240
a
Health Care Providers & Services  —  0 .5%
CVS Group PLC ........................ 6,759 112,220
Spire Healthcare Group PLC
(a)
............... 24,619 72,283
184,503
a
Health Care REITs  —  0 .9%
Primary Health Properties PLC ............... 222,131 276,402
Target Healthcare REIT PLC ................ 59,143 76,438
352,840
a
Health Care Technology  —  0 .2%
Craneware PLC ......................... 2,664 77,054
a
Hotels, Restaurants & Leisure  —  4 .2%
Carnival PLC
(b)
......................... 13,008 379,360
Deliveroo PLC
(a) (b)
....................... 105,614 254,686
Domino's Pizza Group PLC ................. 35,344 93,429
Greggs PLC ........................... 9,616 205,085
Hollywood Bowl Group PLC ................. 16,147 55,106
J D Wetherspoon PLC .................... 7,441 69,826
Mitchells & Butlers PLC
(b)
.................. 25,618 89,160
Playtech PLC .......................... 24,780 137,152
PPHE Hotel Group Ltd. .................... 2,164 37,673
Rank Group PLC ........................ 17,621 32,105
SSP Group PLC ........................ 75,390 156,820
Trainline PLC
(a) (b)
........................ 39,848 145,609
Young & Co's Brewery PLC , Class A ........... 3,042 34,332
1,690,343
a
Household Durables  —  4 .9%
Bellway PLC ........................... 11,190 352,501
Berkeley Group Holdings PLC ............... 9,222 448,784
Crest Nicholson Holdings PLC ............... 21,829 44,369
Persimmon PLC ........................ 30,122 432,797
Taylor Wimpey PLC ...................... 334,246 432,413
Security Shares Value
a
Household Durables (continued)
Vistry Group PLC
(b)
....................... 30,586 $ 252,586
1,963,450
a
Independent Power and Renewable Electricity Producers  —  0 .7%
Drax Group PLC ........................ 32,866 288,684
a
Industrial REITs  —  2 .3%
LondonMetric Property PLC ................. 220,961 550,342
Tritax Big Box REIT PLC ................... 209,957 394,328
944,670
a
Insurance  —  4 .4%
Beazley PLC ........................... 58,467 618,945
Chesnara PLC ......................... 21,692 82,826
Conduit Holdings Ltd. ..................... 13,918 56,425
Hiscox Ltd. ............................ 31,741 559,605
Just Group PLC ......................... 97,681 278,582
Lancashire Holdings Ltd. ................... 22,947 189,503
1,785,886
a
Interactive Media & Services  —  2 .9%
Baltic Classifieds Group PLC ................ 43,184 192,613
MONY Group PLC ....................... 47,350 127,947
Rightmove PLC ......................... 73,031 732,870
Trustpilot Group PLC
(a) (b)
................... 34,808 96,928
1,150,358
a
IT Services  —  1 .4%
Computacenter PLC ...................... 5,995 186,323
Kainos Group PLC ....................... 7,989 76,261
NCC Group PLC ........................ 26,656 52,305
Softcat PLC ........................... 12,222 266,107
580,996
a
Leisure Products  —  1 .6%
Games Workshop Group PLC ............... 3,109 649,068
a
Life Sciences Tools & Services  —  0 .3%
Oxford Nanopore Technologies PLC
(b)
.......... 45,240 110,850
a
Machinery  —  5 .6%
Bodycote PLC .......................... 16,674 141,079
IMI PLC .............................. 23,327 716,824
Judges Scientific PLC ..................... 564 50,312
Morgan Advanced Materials PLC ............. 26,295 74,990
Rotork PLC ............................ 78,817 366,772
Vesuvius PLC .......................... 18,883 95,402
Weir Group PLC (The) .................... 24,470 814,948
2,260,327
a
Marine Transportation  —  0 .3%
Clarkson PLC .......................... 2,750 129,897
a
Media  —  2 .0%
4imprint Group PLC ...................... 2,649 120,571
Canal+ SA ............................ 65,299 199,113
Future PLC ............................ 9,302 91,283
ITV PLC .............................. 319,542 352,488
YouGov PLC ........................... 11,130 52,200
815,655
a
Metals & Mining  —  3 .4%
ATALAYA MINING COPPER SA .............. 9,928 72,193
Endeavour Mining PLC .................... 18,238 626,164
Greatland Resources Ltd.
(b)
................. 47,299 170,052
Hill & Smith PLC ........................ 7,569 216,498
Hochschild Mining PLC .................... 31,447 119,662

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2025
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
Pan African Resources PLC ................ 193,009 $ 164,870
1,369,439
a
Multi-Utilities  —  0 .4%
Telecom Plus PLC ....................... 6,774 165,719
a
Office REITs  —  1 .1%
Derwent London PLC ..................... 10,032 230,943
Great Portland Estates PLC ................. 32,838 135,593
Workspace Group PLC .................... 13,595 73,500
440,036
a
Oil, Gas & Consumable Fuels  —  1 .6%
Diversified Energy Co. PLC ................. 5,139 83,728
Energean PLC ......................... 13,896 179,272
Harbour Energy PLC ..................... 54,271 167,426
Serica Energy PLC ...................... 24,117 58,744
Yellow Cake PLC
(a) (b)
...................... 20,393 142,387
631,557
a
Passenger Airlines  —  1 .0%
easyJet PLC ........................... 28,514 189,103
JET2 PLC ............................. 9,626 211,980
401,083
a
Professional Services  —  0 .7%
GlobalData PLC ........................ 26,354 47,731
Hays PLC ............................. 151,399 127,556
Pagegroup PLC ......................... 27,813 89,143
264,430
a
Real Estate Management & Development  —  1 .8%
Grainger PLC .......................... 66,255 174,217
International Workplace Group PLC ........... 71,860 196,916
Savills PLC ............................ 12,918 158,886
Sirius Real Estate Ltd. .................... 143,652 197,266
727,285
a
Residential REITs  —  1 .3%
Empiric Student Property PLC ............... 59,332 72,415
Home REIT PLC
(b) (d)
...................... 103,572 14,363
PRS REIT PLC (The) ..................... 49,806 67,737
UNITE Group PLC (The) ................... 36,818 347,525
502,040
a
Retail REITs  —  1 .4%
Hammerson PLC ........................ 45,422 176,288
Shaftesbury Capital PLC ................... 138,574 273,632
Supermarket Income REIT PLC .............. 117,197 124,251
574,171
a
Semiconductors & Semiconductor Equipment  —  0 .2%
Alphawave IP Group PLC
(b)
................. 36,096 88,766
a
Software  —  0 .7%
Alfa Financial Software Holdings PLC
(a)
......... 12,641 38,101
Bytes Technology Group PLC ............... 21,782 118,775
Cerillion PLC ........................... 2,063 38,758
GB Group PLC ......................... 23,410 69,829
265,463
a
Specialized REITs  —  1 .0%
Big Yellow Group PLC .................... 17,574 216,306
Safestore Holdings PLC ................... 20,547 175,023
391,329
a
Security Shares Value
a
Specialty Retail  —  2 .3%
AO World PLC
(b)
........................ 30,340 $ 35,390
ASOS PLC
(b)
........................... 3,921 14,706
Currys PLC ............................ 97,026 147,278
Dunelm Group PLC ...................... 12,304 199,561
Frasers Group PLC
(b)
..................... 10,707 97,824
Moonpig Group PLC ...................... 29,360 78,969
Pets at Home Group PLC .................. 43,040 130,272
Watches of Switzerland Group PLC
(a) (b)
......... 20,843 91,991
WH Smith PLC ......................... 11,892 110,948
906,939
a
Technology Hardware, Storage & Peripherals  —  0 .1%
Raspberry PI Holdings PLC
(b)
................ 6,366 36,364
a
Textiles, Apparel & Luxury Goods  —  2 .1%
Burberry Group PLC
(b)
.................... 33,777 586,388
Coats Group PLC ....................... 180,312 187,017
Dr Martens PLC ......................... 55,043 67,440
840,845
a
Trading Companies & Distributors  —  5 .6%
Ashtead Technology Holdings PLC ............ 7,612 38,119
Diploma PLC .......................... 12,647 923,243
Grafton Group PLC ...................... 16,437 194,174
Howden Joinery Group PLC ................ 51,371 581,209
RS GROUP PLC ........................ 44,790 342,156
Travis Perkins PLC ...................... 19,985 160,770
2,239,671
a
Water Utilities  —  0 .7%
Pennon Group PLC ...................... 44,385 283,978
a
Wireless Telecommunication Services  —  0 .6%
Airtel Africa PLC
(a)
....................... 85,882 257,387
a
Total Long-Term Investments — 99.4%
(Cost: $ 44,375,693 ) ................................ 40,002,108
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(e) (f) (g)
..................... 6,064 6,067
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(e) (f)
............................ 22,123 22,123
a
Total Short-Term Securities — 0.1%
(Cost: $ 28,190 ) ................................... 28,190
Total Investments — 99.5%
(Cost: $ 44,403,883 ) ................................ 40,030,298
Other Assets Less Liabilities — 0 .5% .................... 218,466
Net Assets — 100.0% ................................ $ 40,248,764
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI United Kingdom Small-Cap ETF
6
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 697,540 $ — $ (691,444)
(a)
$ 406 $ (435) $ 6,067 6,064 $ 7,809
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 30,000 — (7,877)
(a)
— — 22,123 22,123 964 —
$ 406 $ (435)
$ 28,190
$ 8,773 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 250 Index ..................................................................... 4 09/19/25 $ 234 $ (1,924)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,924 $ — $ — $ — $ 1,924
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 37,416 $ — $ — $ — $ 37,416
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (6,723) $ — $ — $ — $ (6,723)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 290,105
a

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2025
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,105,247  $ 32,868,421  $ 28,440  $ 40,002,108
Short-Term Securities
Money Market Funds ...................................... 28,190  —  —  28,190
$ 7,133,437  $ 32,868,421  $ 28,440  $ 40,030,298
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,924) $ —  $ —  $ (1,924)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8
2025
iShares Annual Financial Statements and Additional Information
Statement of Assets and Liabilities
August 31, 2025
See notes to financial statements.
iShares
MSCI United
Kingdom Small-Cap
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 40,002,108
Investments, at value — affiliated
(c)
....................................................................................... 28,190
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................................. 14,868
Foreign currency, at value
(e)
............................................................................................ 148,280
Receivables:
Investments sold ................................................................................................. 17,108
Securities lending income — affiliated ................................................................................... 11
Dividends — unaffiliated ............................................................................................ 148,788
Dividends — affiliated .............................................................................................. 76
Tax reclaims .................................................................................................... 11,518
Total assets ......................................................................................................
40,370,947
LIABILITIES
Collateral on securities loaned .......................................................................................... 6,943
Payables:
Investments purchased ............................................................................................. 93,624
Investment advisory fees ............................................................................................ 20,324
Variation margin on futures contracts .................................................................................... 1,292
Total liabilities .....................................................................................................
122,183
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 40,248,764
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 66,604,441
Accumulated loss .................................................................................................. (26,355,677)
NET ASSETS .....................................................................................................
$ 40,248,764
NET ASSET VALUE
Shares outstanding ................................................................................................. 1,000,000
Net asset value .................................................................................................... $ 40.25
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 6,241
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 44,375,693
(c)
Investments, at cost — affiliated ....................................................................................... $ 28,190
(d)
Foreign currency collateral pledged, at cost ............................................................................... $ 14,806
(e)
Foreign currency, at cost ............................................................................................ $ 148,140

9
Statement of Operations
Statement of Operations
Year Ended August 31, 2025
See notes to financial statements.
iShares
MSCI United
Kingdom Small-Cap
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 1,655,101
Dividends — affiliated .............................................................................................. 964
Interest — unaffiliated .............................................................................................. 945
Securities lending income — affiliated — net ............................................................................... 7,809
Foreign taxes withheld ............................................................................................. (45,700)
Total investment income ..............................................................................................
1,619,119
EXPENSES
Investment advisory ............................................................................................... 262,857
Commitment costs ................................................................................................ 464
Total expenses .................................................................................................... 263,321
Net investment income ...............................................................................................
1,355,798
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (4,244,002)
Investments — affiliated ........................................................................................... 406
Foreign currency transactions ....................................................................................... (4,367)
Futures contracts ............................................................................................... 37,416
In-kind redemptions — unaffiliated
(a)
................................................................................... 1,257,140
(2,953,407)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 2,745,055
Investments — affiliated ........................................................................................... (435)
Foreign currency translations ....................................................................................... (3,965)
Futures contracts ............................................................................................... (6,723)
2,733,932
Net realized and unrealized loss .........................................................................................
(219,475)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 1,136,323
(a)
See Note 2 of the Notes to Financial Statements.

10
2025
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI United Kingdom Small-Cap ETF
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 1,355,798  $ 1,263,347
Net realized loss ................................................................................ (2,953,407) (3,603,248)
Net change in unrealized appreciation (depreciation) ........................................................ 2,733,932  11,592,260
Net increase in net assets resulting from operations ...........................................................
1,136,323  9,252,359
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(1,781,720) (1,317,700)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
(21,444,045) 10,088,345
NET ASSETS
Total increase (decrease) in net assets ................................................................... (22,089,442) 18,023,004
Beginning of year ..................................................................................
62,338,206  44,315,202
End of year ......................................................................................
$ 40,248,764  $ 62,338,206
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

11
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI United Kingdom Small-Cap ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 38.96  $ 32.83  $ 30.48  $ 50.22  $ 35.68
Net investment income
(a)
................................ 1 .14  0 .98  0 .90  0 .92  0 .86
Net realized and unrealized gain (loss)
(b)
......................
1 .68  6 .21  2 .00  (18.83) 14.32
Net increase (decrease) from investment operations ...............
2 .82  7 .19  2 .90  (17.91) 15.18
Distributions from net investment income
(c)
...................... ( 1 .53 ) ( 1 .06 ) ( 0 .55 ) ( 1 .83 ) ( 0 .64 )
Net asset value, end of year ..............................
$ 40.25  $ 38.96  $ 32.83  $ 30.48  $ 50.22
Total Return
(d)
– – – – –
Based on net asset value .................................
7 .54% 22.34% 9 .55% (36.56) % 42.88%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .59% 0 .59% 0 .59% 0 .59% 0 .59%
Net investment income ...................................
3 .04% 2 .86% 2 .84% 2 .23% 1 .94%
Supplemental Data
Net assets, end of year (000) ...............................
$ 40,249  $ 62,338  $ 44,315  $ 47,240  $ 130,560
Portfolio turnover rate
(f)
...................................
26% 13% 22% 17% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
12
2025
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
MSCI United Kingdom Small-Cap .......................................................................................... Diversified

Notes to Financial Statements
( continued)
13
Notes to Financial Statements
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
14
2025
iShares Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI United Kingdom Small-Cap
UBS AG ...................................................... $ 6,241 $ (6,038) $ — $ 203
$ 6,241 $ (6,038)
$ —
$ 203
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)
15
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI United Kingdom Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.59%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended
August 31, 2025 , the Fund paid BTC $1,886 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2025 , transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI United Kingdom Small-Cap ........................................................
$ 2,334,032 $ 1,419,112 $ 491,333

Notes to Financial Statements
(continued)
16
2025
iShares Annual Financial Statements and Additional Information
7. Purchases and Sales
For the year ended August 31, 2025 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2025 , in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2025 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2025, the tax components of accumulated earnings (losses) were as follows:
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
iShares ETF Purchases Sales
MSCI United Kingdom Small-Cap ....................................................................... $ 12,208,508  $ 11,718,738
iShares ETF In-kind Purchases In-kind Sales
MSCI United Kingdom Small-Cap ....................................................................... $ —  $ 21,144,497
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI United Kingdom Small-Cap ....................................................................... $ (24,190) $ 24,190
iShares ETF
Year Ended
08/31/25
Year Ended
08/31/24
MSCI United Kingdom Small-Cap
Ordinary income ........................................................................................... $ 1,781,720 $ 1,317,700
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI United Kingdom Small-Cap ..................................
$ 335,904  $ (21,321,845) $ (5,369,736) $ (26,355,677)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI United Kingdom Small-Cap ................................... $ 45,400,818  $ 5,100,797  $ (10,471,317) $ (5,370,520)

Notes to Financial Statements
( continued)
17
Notes to Financial Statements
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several

Notes to Financial Statements
(continued)
18
2025
iShares Annual Financial Statements and Additional Information
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.
Year Ended
08/31/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount
MSCI United Kingdom Small-Cap
Shares sold ............................................... —  $ —  500,000  $ 18,804,893
Shares redeemed ........................................... (600,000) (21,444,045) (250,000) (8,716,548)
(600,000) $ (21,444,045) 250,000  $ 10,088,345

Report of Independent Registered Public Accounting Firm
19
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of iShares MSCI United Kingdom Small-Cap ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares MSCI United Kingdom Small-Cap ETF (one of the
funds constituting iShares Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
20
2025
iShares Annual Financial Statements and Additional Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2025:
The Fund intends to pass through to its shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2025:
iShares ETF
Qualified Dividend
Income
MSCI United Kingdom Small-Cap .......................................................................................... $ 1,224,286
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI United Kingdom Small-Cap .........................................................................
$ 1,623,297 $ 40,323

Additional Information
21
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
22
2025
iShares Annual Financial Statements and Additional Information
iShares MSCI United Kingdom Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of
any
waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
23
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
24
2025
iShares Annual Financial Statements and Additional Information
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
25
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2025
2025 Annual Financial Statements and
Additional Information
iShares Trust
iShares MSCI Finland ETF | EFNL | Cboe BZX Exchange
iShares MSCI Ireland ETF | EIRL | NYSE Arca

Page
2

Important Tax Information
(unaudited)
................................................................................................. 23

iShares
®
MSCI Finland ETF
Schedule of Investments
August 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .8%
Nokian Renkaat OYJ ...................... 24,612 $ 231,578
a
Banks  —  18 .5%
Nordea Bank Abp ........................ 355,311 5,422,142
a
Broadline Retail  —  1 .3%
Puuilo OYJ ............................. 15,252 237,900
Tokmanni Group Corp.
(a)
.................... 13,587 147,271
385,171
a
Chemicals  —  1 .5%
Kemira OYJ ............................ 18,370 424,690
a
Communications Equipment  —  7 .9%
Nokia OYJ ............................. 538,398 2,317,771
a
Consumer Staples Distribution & Retail  —  2 .8%
Kesko OYJ , Class B ....................... 36,924 818,986
a
Containers & Packaging  —  2 .3%
Huhtamaki OYJ .......................... 14,176 503,572
Metsa Board OYJ , Class B
(a)
................. 42,859 157,285
660,857
a
Diversified Telecommunication Services  —  3 .4%
Elisa OYJ .............................. 18,907 1,007,920
a
Electric Utilities  —  3 .5%
Fortum OYJ ............................ 59,133 1,023,230
a
Electrical Equipment  —  0 .5%
Kempower OYJ
(a) (b)
........................ 7,283 135,349
a
Health Care Equipment & Supplies  —  0 .6%
Revenio Group OYJ ....................... 5,718 159,646
a
Household Durables  —  0 .5%
YIT OYJ
(b)
.............................. 41,778 158,235
a
Insurance  —  11 .8%
Mandatum OYJ .......................... 64,350 442,323
Sampo OYJ , Class A ...................... 261,078 2,995,822
3,438,145
a
IT Services  —  1 .1%
TietoEVRY OYJ .......................... 17,863 333,665
a
Leisure Products  —  0 .6%
Harvia OYJ ............................. 3,814 171,555
a
Machinery  —  23 .2%
Hiab OYJ , Class B ........................ 5,933 391,008
Kalmar OYJ , Class B ...................... 6,476 298,090
Kone OYJ , Class B ....................... 35,142 2,210,343
Konecranes OYJ ......................... 9,166 755,586
Metso OYJ ............................. 82,848 1,072,338
Valmet OYJ ............................ 20,341 707,004
Wartsila OYJ Abp ......................... 46,283 1,356,685
6,791,054
a
Metals & Mining  —  0 .9%
Outokumpu OYJ ......................... 67,204 276,497
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  3 .5%
Neste OYJ ............................. 56,311 $ 1,034,912
a
Paper & Forest Products  —  7 .7%
Stora Enso OYJ , Class R ................... 78,199 913,463
UPM-Kymmene OYJ ...................... 46,746 1,331,245
2,244,708
a
Passenger Airlines  —  0 .4%
Finnair OYJ
(b)
........................... 34,842 128,064
a
Pharmaceuticals  —  3 .9%
Orion OYJ , Class B ....................... 14,294 1,141,894
a
Real Estate Management & Development  —  1 .4%
Citycon OYJ
(b)
........................... 29,987 126,412
Kojamo OYJ
(b)
........................... 23,427 286,954
413,366
a
Software  —  0 .7%
QT Group OYJ
(a) (b)
........................ 3,711 204,521
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Marimekko OYJ .......................... 9,742 136,649
a
Total Long-Term Investments — 99.3%
(Cost: $ 28,265,960 ) ................................. 29,060,605
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 529,209 529,473
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
............................ 11,303 11,303
a
Total Short-Term Securities — 1.9%
(Cost: $ 540,743 ) ................................... 540,776
Total Investments — 101.2%
(Cost: $ 28,806,703 ) ................................. 29,601,381
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (348,414)
Net Assets — 100.0% ................................. $ 29,252,967
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI Finland ETF
4
2025
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 22,248 $ 507,195
(a)
$ — $ 18 $ 12 $ 529,473 529,209 $ 8,261
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 10,000 1,303
(a)
— — — 11,303 11,303 756 —
$ 18 $ 12
$ 540,776
$ 9,017 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 3 09/19/25 $ 188 $ 2,552
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,552 $ — $ — $ — $ 2,552
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (2,052) $ — $ — $ — $ (2,052)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (7,538) $ — $ — $ — $ (7,538)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 202,174
a

iShares
®
MSCI Finland ETF
Schedule of Investments
(continued)
August 31, 2025
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 286,954  $ 28,773,651  $ —  $ 29,060,605
Short-Term Securities
Money Market Funds ...................................... 540,776  —  —  540,776
$ 827,730  $ 28,773,651  $ —  $ 29,601,381
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,552  $ —  $ —  $ 2,552
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2025
iShares
®
MSCI Ireland ETF
(Percentages shown are based on Net Assets)
6
2025
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  19 .4%
AIB Group PLC ......................... 971,801 $ 7,895,757
Bank of Ireland Group PLC ................. 178,767 2,644,113
Permanent TSB Group Holdings PLC
(a)
......... 428,695 1,168,565
11,708,435
a
Beverages  —  2 .8%
C&C Group PLC ........................ 734,174 1,700,818
a
Building Products  —  4 .3%
Kingspan Group PLC ..................... 33,870 2,613,187
a
Containers & Packaging  —  1 .8%
Ardagh Metal Packaging SA ................ 293,845 1,084,288
a
Food Products  —  19 .8%
Dole PLC ............................. 136,892 2,015,050
Glanbia PLC ........................... 165,095 2,745,953
Kerry Group PLC , Class A .................. 76,083 6,966,436
Origin Enterprises PLC .................... 52,386 232,685
11,960,124
a
Health Care Providers & Services  —  3 .5%
Uniphar PLC ........................... 446,820 2,118,274
a
Hotels, Restaurants & Leisure  —  3 .6%
Dalata Hotel Group PLC ................... 293,905 2,190,257
a
Household Durables  —  7 .5%
Cairn Homes PLC ....................... 905,781 2,336,579
Glenveagh Properties PLC
(a) (b)
............... 956,115 2,183,427
4,520,006
a
Industrial Conglomerates  —  4 .5%
DCC PLC ............................. 43,121 2,742,275
a
Insurance  —  0 .3%
FBD Holdings PLC ....................... 11,992 202,024
a
Life Sciences Tools & Services  —  4 .6%
ICON PLC
(a)
........................... 15,720 2,797,217
a
Marine Transportation  —  0 .7%
Irish Continental Group PLC ................ 59,666 402,067
a
Security Shares Value
a
Media  —  0 .1%
Gambling.com Group Ltd.
(a)
................. 9,627 $ 84,044
a
Metals & Mining  —  0 .3%
Kenmare Resources PLC .................. 35,251 154,928
a
Oil, Gas & Consumable Fuels  —  0 .4%
Ardmore Shipping Corp. ................... 18,973 220,466
a
Passenger Airlines  —  19 .4%
Ryanair Holdings PLC .................... 395,097 11,709,809
a
Pharmaceuticals  —  0 .8%
GH Research PLC
(a)
...................... 36,594 494,019
a
Residential REITs  —  1 .9%
Irish Residential Properties REIT PLC .......... 1,029,168 1,158,271
a
Trading Companies & Distributors  —  3 .6%
Grafton Group PLC ...................... 186,427 2,202,304
a
Total Long-Term Investments — 99.3%
(Cost: $ 53,372,435 ) ................................ 60,062,813
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.26%
(c) (d)
........................... 24,441 24,441
a
Total Short-Term Securities — 0.0%
(Cost: $ 24,441 ) ................................... 24,441
Total Investments — 99.3%
(Cost: $ 53,396,876 ) ................................ 60,087,254
Other Assets Less Liabilities — 0 .7% .................... 401,668
Net Assets — 100.0% ................................ $ 60,488,922
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/25
  Shares Held
at 08/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 150,000 $ — $ (125,559)
(a)
$ — $ — $ 24,441 24,441 $ 4,883 $ —
(a)
Represents net amount purchased (sold).

iShares
®
MSCI Ireland ETF
Schedule of Investments
(continued)
August 31, 2025
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index ................................................................. 6 09/19/25 $ 376 $ (3,280)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,280 $ — $ — $ — $ 3,280
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 66,841 $ — $ — $ — $ 66,841
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (5,417) $ — $ — $ — $ (5,417)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 342,513
a

Schedule of Investments
(continued)
August 31, 2025
iShares
®
MSCI Ireland ETF
8
2025
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,037,092  $ 42,025,721  $ —  $ 60,062,813
Short-Term Securities
Money Market Funds ...................................... 24,441  —  —  24,441
$ 18,061,533  $ 42,025,721  $ —  $ 60,087,254
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,280) $ —  $ —  $ (3,280)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

9
Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2025
See notes to financial statements.
iShares
MSCI Finland ETF
iShares
MSCI Ireland ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 29,060,605  $ 60,062,813
Investments, at value — affiliated
(c)
....................................................................... 540,776  24,441
Cash ........................................................................................... 2,333  —
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................. 14,039  26,908
Foreign currency, at value
(e)
............................................................................ 40,510  69,790
Receivables:
Investments sold ................................................................................. —  17
Securities lending income — affiliated ................................................................... 600  —
Dividends — unaffiliated ............................................................................ —  313,926
Dividends — affiliated .............................................................................. 19  155
Tax reclaims .................................................................................... 137,861  20,225
Total assets ......................................................................................
29,796,743  60,518,275
LIABILITIES
Collateral on securities loaned .......................................................................... 529,145  —
Payables:
Investment advisory fees ............................................................................ 13,122  26,335
Variation margin on futures contracts .................................................................... 1,509  3,018
Total liabilities .....................................................................................
543,776  29,353
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 29,252,967  $ 60,488,922
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 37,282,477  $ 58,997,367
Accumulated earnings (loss) ........................................................................... (8,029,510) 1,491,555
NET ASSETS .....................................................................................
$ 29,252,967  $ 60,488,922
NET ASSET VALUE
Shares outstanding ................................................................................. 700,000  900,000
Net asset value .................................................................................... $ 41.79  $ 67.21
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 505,012  $ —
(b)
Investments, at cost — unaffiliated ..................................................................... $ 28,265,960  $ 53,372,435
(c)
Investments, at cost — affiliated ....................................................................... $ 540,743  $ 24,441
(d)
Foreign currency collateral pledged, at cost ............................................................... $ 13,966  $ 26,732
(e)
Foreign currency, at cost ............................................................................ $ 40,453  $ 69,784

10
2025
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2025
See notes to financial statements.
iShares
MSCI Finland ETF
iShares
MSCI Ireland ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 1,133,230  $ 2,451,404
Dividends — affiliated .............................................................................. 756  4,883
Interest — unaffiliated .............................................................................. 9,417  615
Securities lending income — affiliated — net ............................................................... 8,261  —
Foreign taxes withheld ............................................................................. —  (41,411)
Total investment income ..............................................................................
1,151,664  2,415,491
EXPENSES
Investment advisory ............................................................................... 120,385  347,351
Professional .................................................................................... 2,327  —
Commitment costs ................................................................................ 254  755
Total expenses .................................................................................... 122,966  348,106
Net investment income ...............................................................................
1,028,698  2,067,385
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (1,050,804) (4,374,848)
Investments — affiliated ........................................................................... 18  —
Foreign currency transactions ....................................................................... (19,277) 24,439
Futures contracts ............................................................................... (2,052) 66,841
In-kind redemptions — unaffiliated
(a)
................................................................... 1,425,181  10,462,354
353,066  6,178,786
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 2,040,150  (11,216,607)
Investments — affiliated ........................................................................... 12  —
Foreign currency translations ....................................................................... 12,341  3,436
Futures contracts ............................................................................... (7,538) (5,417)
2,044,965  (11,218,588)
Net realized and unrealized gain (loss) ....................................................................
2,398,031  (5,039,802)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................
$ 3,426,729  $ (2,972,417)
(a)
See Note 2 of the Notes to Financial Statements.

11
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Finland ETF
iShares
MSCI Ireland ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 1,028,698  $ 915,787  $ 2,067,385  $ 1,848,836
Net realized gain (loss) ......................................... 353,066  (2,414,554) 6,178,786  14,834,628
Net change in unrealized appreciation (depreciation) ..................... 2,044,965  4,289,756  (11,218,588) 3,922,330
Net increase (decrease) in net assets resulting from operations ................
3,426,729  2,790,989  (2,972,417) 20,605,794
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,028,861) (1,095,476) (1,930,447) (1,655,060)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(1,006,636) 5,475,408  (52,511,717) 403,579
NET ASSETS
Total increase (decrease) in net assets ................................ 1,391,232  7,170,921  (57,414,581) 19,354,313
Beginning of year ...............................................
27,861,735  20,690,814  117,903,503  98,549,190
End of year ...................................................
$ 29,252,967  $ 27,861,735  $ 60,488,922  $ 117,903,503
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

12
2025
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Finland ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year ..........................
$ 37.15  $ 34.48  $ 34.85  $ 52.00  $ 41.34
Net investment income
(a)
................................ 1 .70  1 .57  1 .05  1 .73  1 .10
Net realized and unrealized gain (loss)
(b)
......................
4 .72  3 .09  ( 0 .47 ) (16.54) 10.93
Net increase (decrease) from investment operations ...............
6 .42  4 .66  0 .58  (14.81) 12.03
Distributions from net investment income
(c)
...................... ( 1 .78 ) ( 1 .99 ) ( 0 .95 ) ( 2 .34 ) ( 1 .37 )
Net asset value, end of year ..............................
$ 41.79  $ 37.15  $ 34.48  $ 34.85  $ 52.00
Total Return
(d)
– – – – –
Based on net asset value .................................
17.80% 13.87% 1 .53% (28.85) % 29.37%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .54% 0 .55% 0 .56% 0 .57% 0 .55%
Total expenses excluding professional fees for foreign withholding tax claims ............................................
0 .53% 0 .53% 0 .53 % N/A  0 .53%
Net investment income ...................................
4 .53% 4 .51% 2 .92% 4 .05% 2 .39%
Supplemental Data
Net assets, end of year (000) ...............................
$ 29,253  $ 27,862  $ 20,691  $ 22,652  $ 31,198
Portfolio turnover rate
(f)
...................................
18% 29% 15% 20% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

13
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Ireland ETF
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of year .........................
$ 69.36  $ 57.97  $ 42.16  $ 61.21  $ 42.50
Net investment income
(a)
............................... 1 .87  1 .09  0 .64  0 .52  0 .32
Net realized and unrealized gain (loss)
(b)
.....................
( 2 .09 ) 11.28  15.63  (18.92) 18.74
Net increase (decrease) from investment operations ..............
( 0 .22 ) 12.37  16.27  (18.40) 19.06
Distributions from net investment income
(c)
..................... ( 1 .93 ) ( 0 .98 ) ( 0 .46 ) ( 0 .65 ) ( 0 .35 )
Net asset value, end of year .............................
$ 67.21  $ 69.36  $ 57.97  $ 42.16  $ 61.21
Total Return
(d)
– – – – –
Based on net asset value ................................
( 0 .13 ) % 21.43% 38.57% (30.16) % 44.90%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................................
2 .95% 1 .73% 1 .23% 1 .02% 0 .62%
Supplemental Data
Net assets, end of year (000) ..............................
$ 60,489  $ 117,904  $ 98,549  $ 48,479  $ 82,630
Portfolio turnover rate
(f)
..................................
46% 87% 23% 33% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
14
2025
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI Finland ....................................................................................................... Non-diversified
MSCI Ireland ........................................................................................................ Non-diversified

Notes to Financial Statements
( continued)
15
Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
16
2025
iShares Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Finland
Goldman Sachs & Co. LLC ..................................... $ 483,112  $ (483,112) $ —  $ —
J.P. Morgan Securities LLC ..................................... 1,078  (1,078) —  —
SG Americas Securities LLC .................................... 20,822  (20,822) —  —
$ 505,012  $ (505,012)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
17
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI Finalnd ETF, BFA is entitled to an annual investment advisory fee of 0.53%, accrued daily and paid monthly by the
Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares MSCI Ireland ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Over $7 billion, up to and including $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
Over $11 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
Over $24 billion, up to and including $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
Over $48 billion, up to and including $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Over $72 billion, up to and including $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
Over $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32
iShares ETF Amounts
MSCI Finland ...................................................................................................... $ 1,893

Notes to Financial Statements
(continued)
18
2025
iShares Annual Financial Statements and Additional Information
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2025, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Finland .....................................................................
$ 884,079 $ 1,244,499 $ (172,100)
MSCI Ireland ......................................................................
2,138,589 5,960,148 244,726
iShares ETF Purchases Sales
MSCI Finland .................................................................................... $ 4,512,080  $ 4,220,500
MSCI Ireland ..................................................................................... 33,223,443  34,028,358
iShares ETF In-kind Purchases In-kind Sales
MSCI Finland .................................................................................... $ 18,609,889  $ 19,514,435
MSCI Ireland ..................................................................................... —  51,803,702
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Finland ...................................................................................... $ 1,013,770 $ (1,013,770)
MSCI Ireland ....................................................................................... 9,455,442 (9,455,442)
iShares ETF
Year Ended
08/31/25
Year Ended
08/31/24
MSCI Finland
Ordinary income ........................................................................................... $ 1,028,861 $ 1,095,476
MSCI Ireland
Ordinary income ........................................................................................... $ 1,930,447 $ 1,655,060

Notes to Financial Statements
( continued)
19
Notes to Financial Statements
As of August 31, 2025, the tax components of accumulated earnings (losses) were as follows:
As of August 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
MSCI Finland ...................................
$ — $ (8,276,210) $ 254,650 $ (7,950) $ (8,029,510)
MSCI Ireland ....................................
668,786 (5,513,659) 6,336,428 — 1,491,555
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
(c)
The Fu nds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Finland ................................................ $ 29,355,692  $ 2,884,876  $ (2,639,187) $ 245,689
MSCI Ireland ................................................. 53,754,348  9,307,319  (2,974,413) 6,332,906

Notes to Financial Statements
(continued)
20
2025
iShares Annual Financial Statements and Additional Information
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds'
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
08/31/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount
MSCI Finland
Shares sold ............................................... 500,000  $ 18,886,736  350,000  $ 12,319,839
Shares redeemed ........................................... (550,000) (19,893,372) (200,000) (6,844,431)
(50,000) $ (1,006,636) 150,000  $ 5,475,408
MSCI Ireland
Shares sold ............................................... —  $ —  100,000  $ 6,621,255
Shares redeemed ........................................... (800,000) (52,511,717) (100,000) (6,217,676)
(800,000) $ (52,511,717) —  $ 403,579

Notes to Financial Statements
( continued)
21
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.

Report of Independent Registered Public Accounting Firm
22
2025
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended
August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI Finland ETF
iShares MSCI Ireland ETF

Important Tax Information
(unaudited)
23
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2025 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2025 :
iShares ETF
Qualified Dividend
Income
MSCI Finland ....................................................................................................... $ 1,099,242
MSCI Ireland ........................................................................................................ 2,350,033
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Finland ......................................................................................
$ 1,132,548 $ —
MSCI Ireland .......................................................................................
2,439,525 43,062

Additional Information
24
2025
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
25
Board Review and Approval of Investment Advisory Contract
iShares MSCI Finland ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
26
2025
iShares Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
27
Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Ireland ETF ( the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May

Board Review and Approval of Investment Advisory Contract
(continued)
28
2025
iShares Annual Financial Statements and Additional Information
9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The
Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the

Board Review and Approval of Investment Advisory Contract
( continued)
29
Board Review and Approval of Investment Advisory Contract
Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
30
2025
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 22, 2025

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: October 22, 2025